UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP® Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series
(formerly, Delaware VIP Capital Reserves Series)

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,069.80	0.60%	$3.08
Service Class	1,000.00	1,068.90	0.85%	4.36
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.82	0.60%	$3.01
Service Class	1,000.00	1,020.58	0.85%	4.26

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Types and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.70%
Agency Mortgage-Backed Securities	6.95%
Commercial Mortgage-Backed Securities	3.54%
Convertible Bonds	0.73%
Corporate Bonds	54.16%
Banking	7.66%
Basic Industry	1.61%
Brokerage	2.42%
Capital Goods	3.21%
Communications	10.44%
Consumer Cyclical	2.86%
Consumer Non-Cyclical	8.14%
Electric	3.51%
Energy	4.22%
Finance Companies	2.12%
Insurance	1.58%
Natural Gas	4.06%
Technology	1.37%
Transportation	0.96%
Foreign Agency	0.41%
Municipal Bond	0.99%
Non-Agency Asset-Backed Securities	5.50%
Non-Agency Collateralized Mortgage Obligations	1.71%
Senior Secured Loans	2.96%
Sovereign Agency	0.25%
Sovereign Debt	0.31%
Supranational Bank	0.12%
U.S. Treasury Obligations	17.55%
Preferred Stock	0.65%
Discount Note	3.49%
Securities Lending Collateral	1.63%
Total Value of Securities	102.66%
Obligation to Return Securities Lending Collateral	(1.69%)
Liabilities Net of Receivables and Other Assets	(0.97%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	41.03%
AA	6.49%
A	15.68%
BBB	29.86%
BB	5.80%
B	1.11%
CCC	0.03%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Limited-Term Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$24,940	$19,281
Total Agency Asset-Backed
Securities (cost $24,738)		19,281

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.70%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 2/19/30	29,692	31,919
Series 2001-T8 A2 9.50% 7/25/41	17,559	19,122
Fannie Mae REMIC
Series 2003-32 PH 5.50% 3/25/32	581,996	607,001
Series 2003-91 BE 4.00% 11/25/16	740,687	757,716
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	41,375	44,058
Freddie Mac REMIC
Series 2326 ZQ 6.50% 6/15/31	83,153	89,073
Series 2644 AW 4.00% 1/15/26	197,393	199,359
Series 2706 UG 4.50% 8/15/16	1,065,000	1,109,500
Series 2890 PC 5.00% 7/15/30	40,000	41,963
Series 3094 US 6.75% 9/15/34	208,370	196,357
Series 3337 PB 5.50% 7/15/30	40,000	41,438
Series 3416 GK 4.00% 7/15/22	197,805	201,957
•Freddie Mac Strip Series 19 F 3.137% 6/1/28	14,827	14,369
◆Freddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43	1,767	1,846
Series T-58 2A 6.50% 9/25/43	45,053	47,869
GNMA
Series 2002-28 B 5.779% 7/16/24	13,561	13,928
Series 2003-78 B 5.11% 10/16/27	55,000	57,471
Total Agency Collateralized Mortgage
Obligations (cost $3,410,073)		3,474,946

AGENCY MORTGAGE-BACKED
SECURITIES–6.95%
Fannie Mae
6.50% 8/1/17	18,781	19,890
7.00% 11/15/16	27,148	28,931
8.50% 9/20/10	704	743
•Fannie Mae ARM
4.234% 6/1/34	36,314	37,284
4.375% 8/1/34	33,115	34,090
4.654% 12/1/33	23,270	23,497
4.737% 1/1/35	1,591,023	1,627,974
4.801% 11/1/35	326,729	337,882
4.823% 9/1/35	1,032,731	1,061,075
5.041% 10/1/33	24,987	25,439
5.046% 8/1/35	48,415	50,352
5.14% 11/1/35	12,511	12,992
5.148% 3/1/38	32,786	34,043
5.154% 9/1/38	1,993,533	2,077,151
5.399% 4/1/36	950,446	992,338
5.558% 8/1/37	704,396	736,779
5.916% 8/1/37	533,106	557,512
6.138% 6/1/36	171,039	178,581
6.158% 7/1/36	142,454	148,712
6.162% 8/1/37	1,059,187	1,111,476
6.310% 4/1/36	55,812	58,163
6.324% 8/1/36	170,396	177,196
6.325% 7/1/36	145,607	150,895
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	79,699	80,667
Pool #763742 5.00% 1/1/34	104,442	105,711
Fannie Mae S.F. 15 yr
5.00% 9/1/18	291,997	305,757
5.00% 10/1/18	4,620	4,838
5.00% 2/1/19	7,244	7,563
5.00% 5/1/21	53,529	55,884
5.50% 4/1/21	3,988	4,182
5.50% 1/1/23	38,672	40,525
6.00% 3/1/18	1,634,257	1,742,425
6.00% 8/1/22	103,310	109,567
7.00% 11/1/14	851	899
7.50% 3/1/15	5,295	5,596
8.00% 10/1/14	2,224	2,328
8.00% 10/1/16	21,534	22,953
Fannie Mae S.F. 30 yr
5.00% 3/1/34	13,277	13,583
5.00% 12/1/37	99,712	101,687
5.00% 1/1/38	166,613	169,913
5.00% 2/1/38	79,166	80,729
6.00% 11/1/34	6,908	7,264
6.00% 4/1/36	23,177	24,278
6.50% 6/1/29	3,192	3,442
6.50% 1/1/34	3,173	3,403
6.50% 4/1/36	12,504	13,338
6.50% 6/1/36	23,708	25,290
6.50% 9/1/36	123,697	131,953
6.50% 10/1/36	19,565	20,871
6.50% 3/1/37	18,639	19,883
6.50% 7/1/37	41,991	44,783
6.50% 8/1/37	33,253	35,462
6.50% 11/1/37	75,055	80,040
6.50% 12/1/37	25,959	27,684
7.00% 12/1/34	1,352	1,476
7.00% 12/1/35	1,361	1,483
7.00% 12/1/37	40,152	43,613
7.50% 6/1/31	18,839	20,568
7.50% 4/1/32	816	888
7.50% 5/1/33	2,503	2,720
7.50% 6/1/34	1,953	2,126
8.50% 5/1/11	233	239
9.00% 7/1/20	30,890	33,705
10.00% 8/1/19	26,993	29,384

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
•Freddie Mac ARM
3.599% 4/1/33	$11,624	$11,688
5.164% 4/1/34	6,576	6,770
5.677% 7/1/36	276,776	289,479
5.816% 10/1/36	35,251	36,596
Freddie Mac Balloon 7 yr
4.50% 10/1/09	50,842	51,239
5.00% 6/1/11	107,243	109,140
5.00% 11/1/11	123,145	127,284
Freddie Mac S.F. 15 yr
4.00% 11/1/13	81,631	83,145
4.00% 3/1/14	101,109	102,942
5.00% 4/1/20	280,340	292,500
8.00% 5/1/15	27,777	29,711
8.50% 10/1/15	1,758	1,892
Freddie Mac S.F. 30 yr
7.00% 11/1/33	19,365	20,985
9.00% 4/1/17	1,936	2,129
GNMA I S.F. 15 yr 8.50% 8/15/10	699	704
GNMA I S.F. 30 yr
7.00% 12/15/34	58,940	63,922
7.50% 1/15/32	1,872	2,049
11.00% 11/15/10	22,165	22,315
GNMA II S.F. 30 yr
12.00% 6/20/14	4,280	4,782
12.00% 3/20/15	533	594
12.00% 2/20/16	577	641
Total Agency Mortgage-Backed
Securities (cost $13,713,594)		14,172,202

COMMERCIAL MORTGAGE-BACKED
SECURITIES–3.54%
#American Tower Trust
Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	86,450
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.389% 6/10/39	90,000	81,198
Series 2007-4 AM 6.002% 2/10/51	315,000	157,217
Bear Stearns Commercial
Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40	483,787	487,427
Series 2005-PW10 A4 5.405% 12/11/40	245,000	217,951
• Series 2006-PW12 A4 5.903% 9/11/38	135,000	117,406
Series 2007-PW15 A4 5.331% 2/11/44	595,000	481,536
◆Commercial Mortgage Pass
Through Certificates
# Series 2001-J1A A2 144A 6.457% 2/14/34	42,242	42,958
Series 2005-C6 A5A 5.116% 6/10/44	540,000	439,955
#Crown Castle Towers 144A
• Series 2005-1A AFL 0.699% 6/15/35	110,000	105,050
Series 2006-1A B 5.362% 11/15/36	250,000	245,000
First Union National Bank-Bank of America
Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	45,000	41,396
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35	100,000	101,946
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	65,881	65,796
Series 2004-GG2 A6 5.396% 8/10/38	470,000	419,018
Series 2005-GG4 A4A 4.751% 7/10/39	405,000	343,829
Series 2006-GG6 A4 5.553% 4/10/38	915,000	753,561
• Series 2007-GG10 A4 5.993% 8/10/45	545,000	411,840
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	215,000	198,642
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	495,356
• Series 2005-LDP5 A4 5.344% 12/15/44	600,000	507,234
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	5,406	5,447
Series 2003-C8 A2 4.207% 11/15/27	28,475	28,272
Merrill Lynch-Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48	136,085	135,471
•Morgan Stanley Capital I
Series 2007-T27 A4 5.803% 6/11/42	1,235,000	1,036,244
#SBA Commercial Mortgage Securities Trust
Series 2006-1A B 144A 5.451% 11/15/36	150,000	135,437
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	80,000	73,682
Total Commercial Mortgage-Backed
Securities (cost $6,983,252)		7,215,319

CONVERTIBLE BONDS–0.73%
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13	375,000	340,313
Medtronic 1.625% exercise price $55.41,
expiration date 4/15/13	1,250,000	1,157,812
Total Convertible Bonds
(cost $1,473,506)		1,498,125

CORPORATE BONDS–54.16%
Banking–7.66%
#ANZ National International 144A
3.25% 4/2/12	820,000	839,200
Bank of America
• 0.929% 6/15/17	605,000	407,373
4.375% 12/1/10	370,000	371,074
4.90% 5/1/13	465,000	453,313
* 5.125% 11/15/14	6,000	5,647
7.375% 5/15/14	775,000	801,400
Bank of New York Mellon 4.95% 1/14/11	730,000	757,457
Bank One 5.90% 11/15/11	140,000	146,701
#Barclays Bank 144A 2.70% 3/5/12	480,000	486,527

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
BB&T
5.70% 4/30/14	$1,440,000	$1,472,399
6.50% 8/1/11	555,000	573,709
Capital One Financial 7.375% 5/23/14	550,000	567,726
Citigroup
4.625% 8/3/10	200,000	199,055
6.50% 8/19/13	1,430,000	1,390,301
Credit Suisse 5.50% 5/1/14	1,050,000	1,092,038
JPMorgan Chase & Co.
4.75% 5/1/13	1,085,000	1,099,718
5.60% 6/1/11	170,000	178,060
5.75% 1/2/13	190,000	196,097
•JPMorgan Chase Bank 0.959% 6/13/16	605,000	494,030
PNC Funding 7.50% 11/1/09	280,000	283,870
•#Rabobank 144A 11.00% 12/29/49	880,000	981,481
Silicon Valley Bank 5.70% 6/1/12	380,000	358,468
U.S. Bank North America 6.375% 8/1/11	784,000	840,470
•USB Capital IX 6.189% 4/15/49	190,000	128,298
Wells Fargo Bank
• 1.064% 5/16/16	545,000	412,764
4.875% 1/12/11	605,000	623,120
•Wells Fargo Capital XIII 7.70% 12/29/49	565,000	469,309
		15,629,605
Basic Industry–1.61%
ArcelorMittal
5.375% 6/1/13	550,000	527,237
* 9.00% 2/15/15	550,000	580,564
Domtar 7.875% 10/15/11	26,000	25,480
Dow Chemical 7.60% 5/15/14	895,000	922,780
@#Evraz Group 144A 9.50% 4/24/18	100,000	77,750
Freeport McMoRan Copper & Gold
8.375% 4/1/17	700,000	706,243
@#Severstal 144A 9.75% 7/29/13	100,000	82,500
#Teck Resources 144A
10.25% 5/15/16	125,000	131,098
10.75% 5/15/19	210,000	226,098
		3,279,750
Brokerage–2.42%
Goldman Sachs Group 5.25% 10/15/13	1,900,000	1,940,974
Jefferies Group 5.875% 6/8/14	380,000	352,083
Lazard Group
6.85% 6/15/17	608,000	559,372
7.125% 5/15/15	114,000	104,858
Morgan Stanley
• 1.611% 10/15/15	420,000	360,457
* 4.00% 1/15/10	280,000	282,838
5.30% 3/1/13	1,329,000	1,347,209
		4,947,791
Capital Goods–3.21%
Allied Waste North America
* 5.75% 2/15/11	1,082,000	1,090,535
6.50% 11/15/10	725,000	737,925
#BAE Systems Holdings 144A 4.95% 6/1/14	760,000	764,734
#BWAY 144A 10.00% 4/15/14	535,000	536,338
Flextronics International 6.50% 5/15/13	275,000	266,063
*Graphic Packaging International
9.50% 8/15/13	195,000	187,200
L-3 Communications Holdings
6.125% 7/15/13	200,000	189,500
Tyco International Finance
6.375% 10/15/11	815,000	859,246
8.50% 1/15/19	615,000	683,033
Waste Management 7.375% 8/1/10	1,183,000	1,233,076
		6,547,650
Communications–10.44%
American Tower 7.125% 10/15/12	360,000	364,050
AT&T 6.70% 11/15/13	190,000	208,861
AT&T Wireless 8.125% 5/1/12	1,344,000	1,505,676
‡#Charter Communications Operating 144A
10.875% 9/15/14	95,000	98,800
Citizens Communications 7.125% 3/15/19	74,000	63,455
Comcast
• 1.439% 7/14/09	2,000	2,001
5.45% 11/15/10	700,000	728,094
5.50% 3/15/11	600,000	624,574
COX Communications 5.45% 12/15/14	1,850,000	1,838,605
CSC Holdings
6.75% 4/15/12	330,000	320,100
# 144A 8.50% 4/15/14	302,000	300,868
Deutsche Telekom International Finance
4.875% 7/8/14	730,000	735,540
8.50% 6/15/10	935,000	983,531
*EchoStar DBS 7.125% 2/1/16	480,000	450,000
Inmarsat Finance II 10.375% 11/15/12	605,000	629,200
Intelsat Jackson Holdings 11.25% 6/15/16	35,000	35,875
Rogers Wireless 9.625% 5/1/11	675,000	736,613
Sprint Capital 8.375% 3/15/12	782,000	774,180
Telecom Italia Capital
4.00% 1/15/10	256,000	257,261
5.25% 11/15/13	300,000	294,459
5.25% 10/1/15	480,000	463,968
6.20% 7/18/11	691,000	715,662
Telefonica Emisiones 4.949% 1/15/15	1,090,000	1,109,265
Time Warner Cable
5.40% 7/2/12	580,000	599,900
7.50% 4/1/14	1,595,000	1,758,807
8.25% 2/14/14	495,000	555,379
Verizon Global Funding 6.875% 6/15/12	580,000	637,711
#Verizon Wireless 144A
5.55% 2/1/14	829,000	880,977
7.375% 11/15/13	325,000	363,857
#Vivendi 144A 5.75% 4/4/13	1,170,000	1,178,367
Vodafone Group 5.00% 12/16/13	1,020,000	1,058,902
*Windstream 8.125% 8/1/13	130,000	126,425
WPP Finance 8.00% 9/15/14	885,000	899,686
		21,300,649

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical–2.86%
CVS Caremark
4.00% 9/15/09	$600,000	$603,523
4.875% 9/15/14	1,020,000	1,036,419
Nordstrom 6.75% 6/1/14	705,000	733,617
Ryland Group 5.375% 5/15/12	125,000	118,125
Target
5.125% 1/15/13	230,000	243,825
6.35% 1/15/11	540,000	575,608
Tricon Global 8.875% 4/15/11	1,465,000	1,599,839
Wal-Mart Stores
3.20% 5/15/14	820,000	814,181
4.25% 4/15/13	40,000	41,597
6.875% 8/10/09	65,000	65,398
		5,832,132
Consumer Non-Cyclical–8.14%
American Home Products 6.70% 3/15/11	350,000	379,094
Amgen 4.85% 11/18/14	10,000	10,575
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	190,000	191,916
7.20% 1/15/14	1,940,000	2,087,752
*Aramark 8.50% 2/1/15	75,000	73,125
#Bio-Rad Laboratories 144A 8.00% 9/15/16	100,000	99,250
ConAgra Foods 5.875% 4/15/14	1,710,000	1,814,784
Corrections Corporation of America
7.75% 6/1/17	280,000	277,200
Covidien International Finance
5.15% 10/15/10	785,000	807,953
Delhaize Group 5.875% 2/1/14	1,787,000	1,836,518
Dr Pepper Snapple Group 6.12% 5/1/13	220,000	227,946
Express Scripts 6.25% 6/15/14	1,250,000	1,324,039
HCA PIK 9.625% 11/15/16	74,000	73,445
Hospira 6.40% 5/15/15	1,030,000	1,085,558
#JBS USA Finance 144A 11.625% 5/1/14	36,000	34,200
Kroger
6.80% 4/1/11	270,000	285,956
7.50% 1/15/14	587,000	657,472
McKesson 6.50% 2/15/14	1,425,000	1,521,873
Pfizer 4.45% 3/15/12	1,155,000	1,212,640
#Roche Holdings 144A
4.50% 3/1/12	630,000	662,730
* 5.00% 3/1/14	600,000	628,193
Safeway 6.50% 3/1/11	810,000	858,189
Wyeth 5.50% 2/1/14	430,000	460,666
		16,611,074
Electric–3.51%
#AES 144A 8.75% 5/15/13	290,000	295,800
Commonwealth Edison 5.40% 12/15/11	1,170,000	1,224,471
IPALCO Enterprises 8.625% 11/14/11	45,000	45,450
◆Mirant Mid Atlantic Pass Through Trust A
8.625% 6/30/12	474,519	472,147
Pacific Gas & Electric 4.20% 3/1/11	272,000	280,793
PacifiCorp 6.90% 11/15/11	1,100,000	1,214,234
@#Power Receivables Finance 144A
6.29% 1/1/12	42,470	41,891
PPL Electric Utilities 7.125% 11/30/13	1,080,000	1,213,347
Progress Energy 7.10% 3/1/11	765,000	813,939
*Virginia Electric & Power 5.10% 11/30/12	1,470,000	1,554,541
		7,156,613
Energy–4.22%
Anadarko Petroleum 7.625% 3/15/14	1,200,000	1,302,221
Chesapeake Energy 7.25% 12/15/18	550,000	481,250
ConocoPhillips Australia Funding
5.50% 4/15/13	475,000	505,591
Husky Energy 5.90% 6/15/14	2,480,000	2,598,459
Massey Energy 6.875% 12/15/13	725,000	667,000
*Petrobras International Finance
7.875% 3/15/19	144,000	157,680
Pride International 7.375% 7/15/14	830,000	827,925
Weatherford International
5.15% 3/15/13	785,000	783,580
5.95% 6/15/12	1,225,000	1,279,885
		8,603,591
Finance Companies–2.12%
FTI Consulting 7.625% 6/15/13	559,000	546,423
General Electric Capital
• 0.889% 9/15/14	1,390,000	1,181,001
6.00% 6/15/12	700,000	736,329
International Lease Finance
5.35% 3/1/12	11,000	8,591
5.75% 6/15/11	970,000	804,729
5.875% 5/1/13	182,000	137,965
6.375% 3/25/13	50,000	38,070
6.625% 11/15/13	465,000	358,230
USAA Capital 2.24% 3/30/12	500,000	505,435
		4,316,773
Insurance–1.58%
Allstate Life Global Funding Trusts
5.375% 4/30/13	380,000	393,252
#Metropolitan Life Global Funding I 144A
4.625% 8/19/10	310,000	312,159
5.125% 4/10/13	275,000	279,934
UnitedHealth Group
5.25% 3/15/11	230,000	237,464
5.50% 11/15/12	412,000	426,679
WellPoint 5.00% 1/15/11	1,540,000	1,579,528
		3,229,016
Natural Gas–4.06%
El Paso
7.00% 6/15/17	150,000	137,363
8.25% 2/15/16	220,000	215,050
Energy Transfer Partners 8.50% 4/15/14	1,400,000	1,571,868
Enterprise Products Operating
4.95% 6/1/10	480,000	487,194
6.375% 2/1/13	312,000	325,433
7.50% 2/1/11	665,000	697,268
9.75% 1/31/14	750,000	862,939

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Natural Gas (continued)
Kinder Morgan Energy Partners
5.625% 2/15/15	$665,000	$672,928
6.75% 3/15/11	455,000	477,067
7.50% 11/1/10	525,000	547,435
9.00% 2/1/19	725,000	825,964
TransCanada Pipelines 4.00% 6/15/13	1,470,000	1,468,218
		8,288,727
Technology–1.37%
Oracle
3.75% 7/8/14	800,000	800,000
4.95% 4/15/13	535,000	560,710
SunGard Data Systems 9.125% 8/15/13	74,000	70,300
Xerox 8.25% 5/15/14	1,320,000	1,373,984
		2,804,994
Transportation–0.96%
CSX
5.75% 3/15/13	685,000	702,945
6.25% 4/1/15	900,000	931,580
6.75% 3/15/11	300,000	315,053
		1,949,578
Total Corporate Bonds
(cost $106,154,854)		110,497,943

FOREIGN AGENCY–0.41%
KFW 2.25% 4/16/12	830,000	838,331
Total Foreign Agency (cost $828,589)		838,331

MUNICIPAL BOND–0.99%
Puerto Rico Sales Tax Financing Corporate
Sales Tax Revenue Series A 5.00% 8/1/39	2,000,000	2,024,380
Total Municipal Bond (cost $2,000,000)		2,024,380

NON-AGENCY ASSET-BACKED
SECURITIES–5.50%
•American Express Credit Account Master
Trust Series 2004-4 A 0.409% 3/15/12	300,000	299,852
@Ameriquest Mortgage Securities
Series 2003-11 AF6 5.14% 1/25/34	57,234	46,160
@Argent Securities Series 2003-W5 AF4
4.66% 10/25/33	1,668	1,639
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.299% 2/15/12	1,325,000	1,323,710
Series 2008-A5 A5 1.519% 12/16/13	870,000	867,657
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	84,436	85,978
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	262,869	268,360
Series 2008-A A3 4.94% 4/25/14	740,000	740,195
@Centex Home Equity Series 2005-D AF4
5.27% 10/25/35	155,000	146,304
@Chase Funding Mortgage Loan Asset-Backed
Certificates Series 2002-3 1A6 4.707% 9/25/13	130,410	113,182
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	270,000	279,064
Series 2005-A10 A10 4.65% 12/17/12	1,050,000	1,084,264
Series 2008-A9 A9 4.26% 5/15/13	670,000	689,294
Chase Manhattan Auto Owner Trust
Series 2006-B A3 5.13% 5/15/11	22,088	22,176
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	775,000	816,765
• Series 2007-A6 A6 1.129% 7/12/12	300,000	296,942
CitiFinancial Mortgage Securities
Series 2004-1 AF2 2.645% 4/25/34	47,098	44,426
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	137,219	138,791
• Series 2007-A A4 0.359% 9/17/12	188,789	183,116
• Series 2007-B A3B 0.919% 10/17/11	462,567	462,101
Series 2007-C A3A 5.21% 12/15/11	255,251	258,129
Series 2008-A A3 4.12% 5/15/12	185,000	186,890
Series 2008-A A4A 4.93% 8/15/14	150,000	147,357
Series 2008-B A3A 4.78% 7/16/12	60,000	60,883
@Countrywide Asset-Backed Certificates
Series 2006-11 1AF3 6.05% 9/25/46	110,000	49,030
@#Countrywide Asset-Backed NIM Certificates
Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	340,000	340,632
Series 2008-A4 A4 5.65% 12/15/15	80,000	83,169
@#Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31	100,000	90,374
•#Golden Credit Card Trust
Series 2008-3 A 144A 1.319% 7/15/17	125,000	118,828
#Harley-Davidson Motorcycle Trust
Series 2006-1 A2 144A 5.04% 10/15/12	52,614	53,936
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	20,930	21,384
Series 2008-A A3 4.93% 12/17/12	50,000	50,995
John Deere Owner Trust
Series 2007-A A3 5.04% 7/15/11	72,779	73,315
Long Beach Auto Receivables Trust
Series 2006-B A3 5.17% 8/15/11	65,436	65,547
#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	19,587	12,732
•Merrill Lynch Mortgage Investors
Series 2006-AR1 A2C 0.474% 3/25/37	80,000	25,256
•Morgan Stanley Mortgage Loan Trust
Series 2006-12XS A1 0.434% 10/25/36	55,631	50,431
New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	41,361	36,977
Nissan Auto Receivables Owner Trust
Series 2008-B A2 3.80% 10/15/10	196,547	198,066
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	208,013	172,762
Series 2006-2 AF3 5.797% 8/25/36	125,000	90,003
Series 2006-3 AF2 5.58% 11/25/36	62,996	53,282
∏ Series 2007-2 AF2 5.675% 6/25/37	225,000	99,784

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
	NON-AGENCY ASSET-BACKED
	SECURITIES (continued)
	Residential Asset Securities
	Series 2002-KS2 AI5 6.779% 4/25/32	$23,145	$12,192
•	Series 2006-KS3 AI3 0.484% 4/25/36	248,579	188,262
	Residential Funding Mortgage Securities II
	Series 2001-HS2 A5 7.42% 4/25/31	11,623	11,264
	#Silverleaf Finance Series 2005-A A 144A
	4.857% 11/15/16	39,627	38,171
	Structured Asset Securities
Õ	Series 2001-SB1 A2 3.375% 8/25/31	31,392	24,940
Õ	Series 2005-4XS 1A2B 4.67% 3/25/35	38,932	32,311
	Series 2005-9XS 1A2A 4.84% 6/25/35	23,601	23,348
	World Omni Auto Receivables Trust
•	Series 2007-B A3B 0.709% 1/17/12	567,950	565,764
	Series 2008-A A3A 3.94% 10/15/12	65,000	65,795
	Total Non-Agency Asset-Backed
	Securities (cost $11,204,720)		11,211,785

	NON-AGENCY COLLATERALIZED
	MORTGAGE OBLIGATIONS–1.71%
	@American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35	23,694	18,617
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	65,000	60,115
	Series 2004-2 1A1 6.00% 3/25/34	57,918	48,932
	Series 2004-10 1CB1 6.00% 11/25/34	68,635	55,927
	Series 2004-11 1CB1 6.00% 12/25/34	31,794	25,907
	Series 2005-9 5A1 5.50% 10/25/20	75,668	68,598
	•Bank of America Mortgage Securities
	Series 2003-D 1A2 3.718% 5/25/33	305	197
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21	232,109	203,458
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35	82,933	64,260
	Series 2005-1CB 2A2 5.50% 3/25/35	116,475	91,778
	◆Countrywide Home Loan Mortgage
	Pass Through Trust
•	Series 2003-21 A1 4.10% 5/25/33	16,764	12,283
•	Series 2003-46 1A1 5.131% 1/19/34	17,572	13,996
@	Series 2006-17 A5 6.00% 12/25/36	22,354	19,631
	Deutsche Alternative Securities Loan Trust
	Series 2003-4XS A6A 4.82% 10/25/33	52,211	44,465
	•First Horizon Asset Securities
	Series 2004-AR5 4A1 5.705% 10/25/34	37,060	28,509
	Series 2007-AR3 2A2 6.296% 11/25/37	66,553	40,330
	•GMAC Mortgage Loan Trust
	Series 2005-AR2 4A 5.165% 5/25/35	70,135	50,517
	#GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27	21,759	21,340
	Series 2005-RP1 1A3 8.00% 1/25/35	25,116	21,263
	Series 2005-RP1 1A4 8.50% 1/25/35	11,191	9,773
	Series 2006-RP1 1A2 7.50% 1/25/36	32,261	27,076
	•JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.777% 2/25/35	84,663	75,530
	Series 2005-A4 1A1 5.392% 7/25/35	102,564	84,256
	Series 2005-A6 1A2 5.143% 9/25/35	105,000	70,274
@	Series 2007-A1 B1 4.822% 7/25/35	97,927	11,066
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	108,322	99,359
	Series 2006-1 3A3 5.50% 2/25/36	77,932	60,356
	•MASTR Adjustable Rate Mortgages Trust
	Series 2003-6 1A2 5.71% 12/25/33	11,666	10,047
	Series 2005-1 B1 5.144% 3/25/35	104,874	10,480
	Series 2005-6 7A1 5.34% 6/25/35	67,040	41,260
	#MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34	49,430	52,813
	•MLCC Mortgage Investors
	Series 2004-HB1 A1 0.674% 4/25/29	1,810,641	928,545
	Residential Asset Mortgage Products
	Series 2004-SL4 A3 6.50% 7/25/32	19,688	18,011
	•Residential Funding Mortgage Security I
	Series 2006-SA3 3A1 6.037% 9/25/36	76,027	49,334
	Structured Adjustable Rate Mortgage
	Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	49,806	36,997
•	Series 2006-5 5A4 5.513% 6/25/36	39,551	9,390
	Structured Asset Securities
	Series 2004-12H 1A 6.00% 5/25/34	21,349	14,882
	◆Washington Mutual Mortgage Pass
	Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18	116,359	115,741
•	Series 2006-AR10 1A1 5.928% 9/25/36	151,274	97,334
•	Series 2006-AR14 1A4 5.602% 11/25/36	413,144	241,287
•	Series 2007-HY3 4A1 5.33% 3/25/37	343,189	231,087
	Wells Fargo Mortgage Backed
	Securities Trust
•	Series 2004-T A1 4.299% 9/25/34	9,786	8,682
•	Series 2005-AR16 2A1 4.439% 10/25/35	9,244	8,135
•	Series 2006-AR6 7A1 5.114% 3/25/36	229,000	172,889
•	Series 2006-AR10 5A1 5.593% 7/25/36	101,776	64,689
•	Series 2006-AR11 A7 5.508% 8/25/36	83,312	23,776
	Series 2007-8 2A6 6.00% 7/25/37	25,000	16,050
	Total Non-Agency Collateralized
	Mortgage Obligations (cost $4,201,776)		3,479,242

	«SENIOR SECURED LOANS–2.96%
	Aramark 3.095% 1/26/14	216,261	200,083
	Aramark Term Tranche Loan B
	2.186% 1/26/14	13,739	12,711
	Bausch & Lomb
	Term Tranche Loan B 4.47% 4/11/15	90,589	83,413
	Term Tranche Loan DD 3.503% 4/11/15	22,934	21,117
	BE Aerospace 5.50% 7/28/14	298,492	297,746
	Biomet Term Tranche Loan B 3.58% 3/25/15	253,649	237,654

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
«SENIOR SECURED LOANS (continued)
Calpine Term Tranche Loan T1
3.385% 3/29/14	$349,116	$310,242
Community Health Systems
Term Tranche Loan B 3.447% 7/25/14	355,027	320,373
Term Tranche Loan DD 2.569% 7/25/14	18,112	16,344
Crown Castle Operating Term Tranche
Loan B 1.818% 3/6/14	229,090	214,326
DirecTV Term Tranche Loan C 5.25% 4/13/13	299,246	298,727
Flextronics International Term Tranche
Loan B 3.458% 10/1/12	349,114	308,966
Georgia Pacific Term Tranche Loan B1
2.557% 12/20/12	213,922	202,245
HCA Term Tranche Loan B 3.47% 11/18/13	415,212	376,029
Hertz
2.236% 12/21/12	127,408	117,375
Term Tranche Loan B 2.073% 12/21/12	695,848	641,050
Intelsat
Term Tranche Loan B-2-A 2.819% 1/3/14	79,811	73,027
Term Tranche Loan B-2-B 2.819% 1/3/14	79,787	73,005
Term Tranche Loan B-2-C 2.819% 1/3/14	79,787	73,005
MetroPCS Wireless Term Tranche Loan B
3.066% 2/20/14	249,361	237,601
Northwest Airlines 2.32% 8/21/13	280,000	264,911
Nuveen Investment Term Tranche Loan B
3.33% 11/13/14	677,278	539,282
Rental Services 2nd Lien 4.482% 10/7/13	175,000	135,625
Supervalu 1.569% 6/2/12	212,920	202,386
Telesat Canada
4.22% 10/31/14	23,669	22,111
Term Tranche Loan B 3.32% 10/31/14	275,574	257,433
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.821% 10/10/14	371,057	266,183
Wrigley Term Tranche Loan B 6.50% 7/17/14	243,750	245,121
Total Senior Secured Loans
(cost $5,468,961)		6,048,091

SOVEREIGN AGENCY–0.25%Δ
Canada–0.25%
Export Development Canada 3.125% 4/24/14	515,000	518,463
Total Sovereign Agency (cost $514,150)		518,463

SOVEREIGN DEBT–0.31%Δ
Colombia–0.09%
Republic of Colombia 7.375% 3/18/19	178,000	190,905
		190,905
Indonesia–0.17%
#Republic of Indonesia 144A
6.875% 1/17/18	107,000	102,988
10.375% 5/4/14	107,000	122,515
11.625% 3/4/19	100,000	127,125
		352,628
Mexico–0.05%
*United Mexican States 5.95% 3/19/19	90,000	91,350
		91,350

Total Sovereign Debt (cost $631,836)		634,883

SUPRANATIONAL BANK–0.12%
European Investment Bank 3.125% 6/4/14	245,000	245,795
Total Supranational Bank
(cost $244,027)		245,795

U.S. TREASURY OBLIGATIONS–17.55%
≠U.S. Treasury Bill 0.088% 7/23/09	1,749,474	1,749,375
U.S. Treasury Notes
* 1.125% 6/30/11	16,415,000	16,421,450
* 1.875% 6/15/12	14,695,000	14,806,432
2.625% 6/30/14	2,200,000	2,207,575
*¥ 3.125% 5/15/19	640,000	619,202
Total U.S. Treasury Obligations
(cost $35,655,607)		35,804,034

	Number of
	Shares
PREFERRED STOCK–0.65%
•PNC Financial Services Group 8.25%	1,590,000	1,335,155
Total Preferred Stock (cost $1,368,143)		1,335,155

≠DISCOUNT NOTE–3.49%
Federal Home Loan Bank 0.01% 7/1/09	7,130,685	7,130,685
Total Discount Note (cost $7,130,685)		7,130,685

Total Value of Securities Before
Securities Lending Collateral–101.03%
(cost $201,008,511)		206,148,660

SECURITIES LENDING
COLLATERAL**–1.63%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,225,684	1,225,684
BNY Mellon SL DB II Liquidating Fund	2,155,209	2,101,289
† Mellon GSL Reinvestment Trust II	70,018	7
Total Securities Lending Collateral
(cost $3,450,911)		3,326,980

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–102.66% (cost $204,459,422)	$209,475,640 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(1.69%)	(3,450,911)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)	(1,982,953)
NET ASSETS APPLICABLE TO 21,249,631 SHARES OUTSTANDING–100.00%	$204,041,776
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($30,358,769 / 3,143,952 Shares)	$9.66
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($173,683,007 / 18,105,679 Shares)	$9.59
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$200,449,103
Undistributed net investment income	123,595
Accumulated net realized loss on investments	(1,517,629)
Unrealized appreciation of investments	4,986,707
Total net assets	$204,041,776
____________________

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ	Securities have been classified by country of origin.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $12,996,249, which represented 6.37% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $3,374,435 of securities loaned.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $698,144, which represented 0.34% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
Õ

Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2009, the aggregate amount of the restricted securities was $157,035, or 0.08% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK– Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
yr – Year

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

The following financial futures contracts were outstanding at June 30, 2009:

Futures Contracts[1]

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts To Buy		Cost	Value	Date	(Depreciation)
38	U.S. Treasury 5 yr Notes	$4,391,779	$4,359,312	9/30/09	$(32,467)
9	U.S. Treasury 10 yr Notes	1,043,435	1,046,391	9/21/09	2,956
		$5,435,214	$5,405,703		$(29,511)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Limited-Term Diversified Income Series-12

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$65,588
Interest	3,738,463
Securities lending income	30,356
3,834,407

EXPENSES:
Management fees	393,847
Distribution expenses – Service Class	192,156
Accounting and administration expenses	31,508
Legal fees	10,533
Dividend disbursing and transfer agent fees and expenses	8,043
Reports and statements to shareholders	7,105
Audit and tax	6,320
Trustees’ fees	5,640
Pricing fees	4,029
Custodian fees	2,845
Insurance fees	2,298
Consulting fees	1,273
Registration fees	1,222
Trustees’ expenses	414
Dues and services	283
667,516
Less waiver of distribution expenses – Service Class	(32,026)
Total operating expenses	635,490

NET INVESTMENT INCOME	3,198,917

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,842,422
Futures contracts	(3,903)
Swap contracts	9,898
Net realized gain	1,848,417
Net change in unrealized appreciation/depreciation
of investments	5,989,178

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	7,837,595

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$11,036,512

See accompanying notes

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,198,917	$2,840,789
Net realized gain (loss) on investments
and foreign currencies	1,848,417	(2,615,199)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	5,989,178	(1,053,576)
Net increase (decrease) in net assets
resulting from operations	11,036,512	(827,986)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(565,280)	(1,161,244)
Service Class	(2,366,715)	(1,689,644)
	(2,931,995)	(2,850,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,423,133	17,234,452
Service Class	112,811,779	94,218,468
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	418,938	1,169,222
Service Class	1,844,026	1,662,621
	126,497,876	114,284,763
Cost of shares repurchased:
Standard Class	(8,289,015)	(12,599,525)
Service Class	(32,040,684)	(28,378,950)
	(40,329,699)	(40,978,475)
Increase in net assets derived from
capital share transactions	86,168,177	73,306,288

NET INCREASE IN NET ASSETS	94,272,694	69,627,414

NET ASSETS:
Beginning of period	109,769,082	40,141,668
End of period (including undistributed
net investment income of $123,595 and
$79,592, respectively)	$204,041,776	$109,769,082

See accompanying notes

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$9.190	$9.670	$9.710	$9.710	$9.940	$10.020

Income (loss) from investment operations:
Net investment income[2]	0.198	0.418	0.324	0.396	0.355	0.356
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.449	(0.451)	0.099	0.038	(0.180)	0.004
Total from investment operations	0.647	(0.033)	0.423	0.434	0.175	0.360

Less dividends and distributions from:
Net investment income	(0.177)	(0.447)	(0.463)	(0.434)	(0.405)	(0.440)
Total dividends and distributions	(0.177)	(0.447)	(0.463)	(0.434)	(0.405)	(0.440)

Net asset value, end of period	$9.660	$9.190	$9.670	$9.710	$9.710	$9.940

Total return[3]	6.98%	(0.28% )	4.46%	4.57%	1.79%	3.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,359	$25,357	$20,880	$22,626	$23,895	$25,955
Ratio of expenses to average net assets	0.60%	0.63%	0.68%	0.71%	0.71%	0.62%
Ratio of expenses to average net assets prior to fees
waived and expense paid indirectly	0.60%	0.67%	0.68%	0.71%	0.71%	0.62%
Ratio of net investment income to average net assets	4.26%	4.46%	3.36%	4.10%	3.61%	3.57%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.26%	4.42%	3.36%	4.10%	3.61%	3.57%
Portfolio turnover	306%	339%	170%	318%	259%	252%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$9.130	$9.610	$9.650	$9.650	$9.900	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.186	0.395	0.300	0.372	0.331	0.333
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.439	(0.452)	0.099	0.037	(0.200)	(0.017)
Total from investment operations	0.625	(0.057)	0.399	0.409	0.131	0.316

Less dividends and distributions from:
Net investment income	(0.165)	(0.423)	(0.439)	(0.409)	(0.381)	(0.416)
Total dividends and distributions	(0.165)	(0.423)	(0.439)	(0.409)	(0.381)	(0.416)

Net asset value, end of period	$9.590	$9.130	$9.610	$9.650	$9.650	$9.900

Total return[3]	6.89%	(0.64% )	4.23%	4.34%	1.35%	3.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,683	$84,412	$19,262	$11,706	$4,493	$7
Ratio of expenses to average net assets	0.85%	0.88%	0.93%	0.96%	0.96%	0.87%
Ratio of expenses to average net assets prior to fees
waived and expense paid indirectly	0.90%	0.97%	0.98%	1.01%	1.01%	0.92%
Ratio of net investment income to average net assets	4.01%	4.21%	3.11%	3.85%	3.36%	3.32%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.96%	4.12%	3.06%	3.78%	3.31%	3.27%
Portfolio turnover	306%	339%	170%	318%	259%	252%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Limited-Term Diversified Income Series-15

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine” expenses”)) did not exceed 0.62% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $3,938 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$80,361	$2,301	$33,989	$2,946

____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $9,094 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$186,250,291
Purchases of U.S. government securities	124,316,104
Sales other than U.S. government securities	118,136,964
Sales of U.S. government securities	108,415,777

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$204,192,746	$6,893,476	$(1,610,582)	$5,282,894

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$39,009,783	$562,992	$39,572,775
Corporate Debt	–	116,699,524	1,344,635	118,044,159
Foreign Debt	–	2,237,472	–	2,237,472
Municipal Bonds	–	2,024,380	–	2,024,380
Short-Term	–	7,130,685	–	7,130,685
U.S. Treasury Obligations	35,804,034	–	–	35,804,034
Other	–	1,335,155	–	1,335,155
Securities Lending Collateral	1,225,684	2,101,289	7	3,326,980
Total	$37,029,718	$170,538,288	$1,907,634	$209,475,640

Derivatives	$–	$(29,511)	$–	$(29,511)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-		Securities
	Total	Backed	Corporate	Lending
	Series	Securities	Debt	Collateral
Balance as of 12/31/08	$548,631	$546,320	$–	$2,311
Net realized gain (loss)	8,084	8,084	–	–
Net change in unrealized appreciation/depreciation	130,924	107,387	25,841	(2,304)
Net purchases, sales, and settlements	1,309,136	(9,658)	1,318,794	–
Net transfers in and/or out of Level 3	(89,141)	(89,141)	–	–
Balance as of 6/30/09	$1,907,634	$562,992	$1,344,635	$7

Net change in unrealized appreciation/depreciation from
investments still held as of 6/30/09	$130,923	$107,386	$25,841	$(2,304)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$2,931,995	$2,850,888

____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$200,449,103
Undistributed ordinary income	123,595
Capital loss carryforwards as of 12/31/08	(1,793,037)
Realized gains 1/1/09 – 6/30/09	127,648
Other temporary differences	(148,427)
Unrealized appreciation of investments and swap contracts	5,282,894
Net assets	$204,041,776

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddles, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts, paydown gains (losses) on mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(222,919)	$222,919

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $82,894 expires in 2010; $226,584 expires in 2013; $238,048 expires in 2014; $237,966 expires in 2015 and $1,007,545 expires in 2016.

For the six months ended June 30, 2009, the Series had capital gains of $127,648, which may decrease the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	1,222,606	1,813,150
Service Class	12,101,130	10,080,743

Shares issued upon reinvestment of dividends and distributions:
Standard Class	44,171	123,483
Service Class	195,550	177,908
	13,563,457	12,195,284

Shares repurchased:
Standard Class	(880,936)	(1,338,478)
Service Class	(3,433,587)	(3,021,387)
	(4,314,523)	(4,359,865)
Net increase	9,248,934	7,835,419

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives
Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2009.

Futures Contracts
The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
The Series may write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Series may write call or put on securities, financial indices, and foreign currencies. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty credit risk. There were no written options during the period ended June 30, 2009.

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the Series did not enter into any CDS contracts as a seller of protection. There were no CDS contracts outstanding at June 30, 2009.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $3,374,435 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Limited-Term Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information

Board Consideration of Delaware VIP Limited-Term Diversified Income Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Limited-Term Diversified Income Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all short-intermediate investment-grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the third quartile and first quartile, respectively. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPLTD [6/09] DG3 8/09 (4772)	Limited-Term Diversified Income Series-24

Delaware VIP® Trust
Delaware VIP Cash Reserve Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,001.60	0.53%	$2.63
Service Class	1,000.00	1,001.30	0.60%	2.98
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,022.17	0.53%	$2.66
Service Class	1,000.00	1,021.82	0.60%	3.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Cash Reserve Series-1

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Sector Allocation
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Agency Obligation	1.57%
Certificates of Deposit	6.27%
Commercial Paper	71.85%
Colleges and Universities	21.95%
Financial Services	9.10%
Industrial	18.81%
Mortgage Bankers & Brokers	14.15%
Pharmaceuticals	7.84%
Corporate Bonds	18.21%
Banks	10.96%
Consumer Products	1.57%
Financial Services	3.16%
Telecommunications	2.52%
U.S. Treasury Obligation	2.04%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Cash Reserve Series-2

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
AGENCY OBLIGATION–1.57%
Federal Home Loan Bank 1.15% 4/16/10	$250,000	$250,000
Total Agency Obligations
(cost $250,000)		250,000

CERTIFICATES OF DEPOSIT–6.27%
Bank of Nova Scotia Housing 0.32% 8/18/09	250,000	250,000
•Barclays Bank New York 0.97% 10/16/09	250,000	250,000
Rabobank USA Finance 0.85% 8/3/09	250,000	250,000
Toronto Dominion Bank 0.95% 12/22/09	250,000	250,000
Total Certificates of Deposit
(cost $1,000,000)		1,000,000

COMMERCIAL PAPER–71.85%
Colleges and Universities–21.95%
≠Brown University 0.23% 8/3/09	250,000	249,947
≠Cornell University 0.601% 7/8/09	250,000	249,971
≠Dartmouth College 0.35% 7/29/09	250,000	249,932
Emory University
0.60% 7/21/09	250,000	250,000
0.60% 7/22/09	250,000	250,000
≠Leland Stanford Junior University
0.451% 10/6/09	250,000	249,697
Massachusetts Health & Education Facilities
Authority (Harvard University)
0.35% 10/1/09	250,000	250,000
≠University of California
0.30% 9/17/09	250,000	249,838
0.351% 11/17/09	250,000	249,662
≠University of Chicago
0.25% 7/1/09	250,000	249,999
0.35% 9/11/09	250,000	249,825
≠Vanderbilt University 0.751% 8/5/09	250,000	249,818
≠Yale University
0.25% 8/12/09	250,000	249,927
0.28% 9/2/09	250,000	249,878
		3,498,494
Financial Services–9.10%
≠Allianz Finance 0.30% 9/14/09	300,000	299,813
≠CBA Delaware Finance 0.33% 9/25/09	250,000	249,803
≠General Re 0.235% 8/7/09	400,000	399,903
Societe Generale North America
0.13% 7/1/09	500,000	500,000
		1,449,519
Industrial–18.81%
≠BP Capital Markets 0.521% 8/3/09	250,000	249,881
≠Coca-Cola 0.35% 11/2/09	250,000	249,699
ConocoPhillips
≠ 0.35% 9/15/09	250,000	249,815
0.37% 7/1/09	250,000	250,000
≠Electricite de France 0.23% 7/10/09	250,000	249,986
≠Johnson & Johnson 0.471% 8/31/09	250,000	249,801
≠Koch Resources 0.25% 7/13/09	250,000	249,979
≠L’Oreal USA 0.33% 9/9/09	250,000	249,840
≠Medtronic 0.552% 8/7/09	250,000	249,859
≠Total Capital
0.071% 7/1/09	250,000	249,999
0.601% 7/8/09	250,000	249,971
≠Unilever Capital 0.21% 9/21/09	250,000	249,880
		2,998,710
Mortgage Bankers & Brokers–14.15%
≠BNP Paribas Finance 0.22% 7/2/09	500,000	499,997
≠British Columbia Providence of Canada
0.35% 7/30/09	250,000	249,930
≠Intesa Funding 0.22% 7/9/09	250,000	249,988
≠JPMorgan Chase Bank 0.35% 8/17/09	256,000	255,883
≠JPMorgan Chase Funding 0.753% 8/12/09	250,000	249,781
≠KFW 0.22% 8/6/09	250,000	249,945
≠National Australia Funding
0.27% 8/26/09	250,000	249,895
≠Royal Bank of Canada 0.551% 8/17/09	250,000	249,820
		2,255,239
Pharmaceuticals–7.84%
≠Abbott Laboratories
0.19% 7/13/09	250,000	249,983
0.21% 8/27/09	250,000	249,917
≠Pfizer 0.512% 2/1/10	250,000	249,239
≠Sanofi-Aventis
0.22% 7/22/09	250,000	249,968
0.23% 8/6/09	250,000	249,943
		1,249,050
Total Commercial Paper
(cost $11,451,012)		11,451,012

CORPORATE BONDS–18.21%
Banks–10.96%
•Barclays Bank New York 2.289% 1/13/10	250,000	249,937
•Goldman Sachs Group 0.856% 3/2/10	250,000	247,212
•Morgan Stanley 1.411% 1/15/10	250,000	244,779
PNC Funding 4.50% 3/10/10	250,000	249,787
Santander Central Hispano Issue
7.625% 11/3/09	250,000	252,148
Wells Fargo & Company
• 1.484% 1/29/10	250,000	250,000
4.20% 1/15/10	250,000	252,475
		1,746,338
Consumer Products–1.57%
•Proctor & Gamble International Funding
1.224% 2/8/10	250,000	250,000
		250,000
Financial Services–3.16%
Credit Suisse First Boston USA
4.125% 1/15/10	250,000	251,333
National Rural Utilities Cooperative Finance
5.75% 8/28/09	250,000	251,878
		503,211

Cash Reserve Series-3

Delaware VIP® Cash Reserve Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunications–2.52%
BellSouth 4.20% 9/15/09	$250,000	$251,164
SBC Communications 4.125% 9/15/09	150,000	150,860
		402,024
Total Corporate Bonds
(cost $2,901,573)		2,901,573

≠U.S. TREASURY OBLIGATION–2.04%
U.S. Treasury Bill 0.125% 7/30/09	325,000	324,967
Total U.S. Treasury Obligation
(cost $324,967)		324,967

TOTAL VALUE OF SECURITIES–99.94% (cost $15,927,552)©		15,927,552
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%		10,414
NET ASSETS APPLICABLE TO 15,937,077 SHARES OUTSTANDING–100.00%		$15,937,966
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES
STANDARD CLASS ($15,936,924 / 15,936,035 Shares)		$1.00
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($1,042 / 1,042 Shares)		$1.00
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)		$15,990,157
Undistributed net investment income		353
Accumulated net realized loss on investments		(52,544)
Total net assets		$15,937,966
____________________

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of June 30, 2009.
©Also the cost for federal income tax purposes.

See accompanying notes

Cash Reserve Series-4

Delaware VIP® Trust —
Delaware VIP Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$70,317

EXPENSES:
Management fees	37,217
Audit and tax	5,017
Dividend disbursing and transfer agent fees and expenses	4,695
Reports and statements to shareholders	4,337
Treasury insurance expense	3,626
Accounting and administration expenses	3,308
Pricing fees	3,031
Legal fees	1,853
Custodian fees	856
Trustees’ fees	619
Insurance fees	281
Consulting fees	150
Dues and services	45
Trustees’ expenses	44
Registration fees	22
65,101
Less fees waived	(20,943)
Total operating expenses	44,158

NET INVESTMENT INCOME	26,159

NET REALIZED GAIN ON INVESTMENTS	7

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$26,166

See accompanying notes

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$26,159	$401,153
Net realized gain on investments	7	313
Net increase in net assets resulting
from operations	26,166	401,466

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(26,125)	(400,796)
Service Class	–	(38)
	(26,125)	(400,834)

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
Proceeds from shares sold:
Standard Class	1,229,848	7,310,117
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	28,269	427,820
Service Class	3	63
	1,258,120	7,738,000
Cost of shares repurchased:
Standard Class	(2,683,191)	(10,802,266)
Service Class	–	(5,159)
	(2,683,191)	(10,807,425)
Decrease in net assets derived from
capital share transactions	(1,425,071)	(3,069,425)

NET DECREASE IN NET ASSETS	(1,425,030)	(3,068,793)

NET ASSETS:
Beginning of period	17,362,996	20,431,789
End of period (including undistributed
net investment income of $353
and $319, respectively)	$15,937,966	$17,362,996

See accompanying notes

Cash Reserve Series-5

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.002	0.021	0.047	0.044	0.027	0.009
Total from investment operations	0.002	0.021	0.047	0.044	0.027	0.009

Less dividends and distributions from:
Net investment income	(0.002)	(0.021)	(0.047)	(0.044)	(0.027)	(0.009)
Total dividends and distributions	(0.002)	(0.021)	(0.047)	(0.044)	(0.027)	(0.009)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.16%	2.12%	4.76%	4.49%	2.69%	0.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,937	$17,362	$20,426	$20,971	$23,430	$29,831
Ratio of expenses to average net assets	0.53%	0.72%	0.64%	0.67%	0.61%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.79%	0.72%	0.64%	0.67%	0.61%	0.55%
Ratio of net investment income to average net assets	0.32%	2.14%	4.66%	4.39%	2.62%	0.82%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.06%	2.14%	4.66%	4.39%	2.62%	0.82%
____________________

[1]Ratios have been annualized and total return has not been annualized.

2On June 10, 2004, Delaware Management Company voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Cash Reserve Series-6

Delaware VIP® Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04[2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.001	0.019	0.044	0.041	0.024	0.006
Total from investment operations	0.001	0.019	0.044	0.041	0.024	0.006

Less dividends and distributions from:
Net investment income	(0.001)	(0.019)	(0.044)	(0.041)	(0.024)	(0.006)
Total dividends and distributions	(0.001)	(0.019)	(0.044)	(0.041)	(0.024)	(0.006)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.13%	1.89%	4.50%	4.23%	2.43%	0.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$6	$6	$6	$5
Ratio of expenses to average net assets	0.60%	0.97%	0.89%	0.92%	0.86%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.09%	1.02%	0.94%	0.97%	0.91%	0.85%
Ratio of net investment income to average net assets	0.25%	1.89%	4.41%	4.14%	2.37%	0.57%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.24% )	1.84%	4.36%	4.09%	2.32%	0.52%
____________________

[1]Ratios have been annualized and total return has not been annualized.

2On June 10, 2004, Delaware Management Company voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Cash Reserve Series-7

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation— Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Cash Reserve Series-8

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Effective February 19, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), does not exceed 0.39% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $414 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Effective February 19, 2009, DDLP has voluntarily agreed to waive distribution and service fees in order to prevent distribution and service fees of the Service Class shares from exceeding 0.00% of average daily net assets. This voluntary expense waiver may be discontinued at any time because it is voluntary. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$1,370	$452	$–	$239
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $902 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Cash Reserve Series-9

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$250,000	$250,000
Corporate Debt	–	2,901,573	2,901,573
Short-Term	–	12,451,012	12,451,012
U.S. Treasury Obligations	324,967	–	324,967
Total	$324,967	$15,602,585	$15,927,552

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$26,125	$400,834
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$15,990,157
Undistributed ordinary income	353
Capital loss carryforwards as of 12/31/08	(52,551)
Realized gain 1/1/09 – 6/30/09	7
Net assets	$15,937,966

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $52,551 remaining at December 31, 2008 will expire in 2010.

For the six months ended June 30, 2009, the Series had capital gains of $7, which may reduce the capital loss carryforwards.

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

7. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Section 4 (2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Cash Reserve Series-10

Delaware VIP® Cash Reserve Series
Notes to Financial Statements (continued)

8. Guaranty Program
The Series is participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program).

On September 29, 2008, the U.S. Treasury Department provided details of the Program. The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applies for and pays a fee to participate in the Program. The Program expires on September 18, 2009.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 will not be covered by the Program. If a shareholder who owns shares covered by the Program closes his or her account or transfers the shares to a new account, the shares will not be covered by the Program.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Cash Reserve Series-11

Delaware VIP® Trust — Delaware VIP Cash Reserve Series
Other Series Information

Board Consideration of Delaware VIP Cash Reserve Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Cash Reserve Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the third quartile of its Performance Universe. The Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered interest rate sensitivity inherent in money market funds, historical fee waivers and the expenses associated with participating in the U.S. Treasury’s Money Market Fund Guaranty Program. The Board was satisfied that Management was taking action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that although the actual management fee was in the quartile with the second highest expenses of its Expense Group, total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Series in comparison to those of its Expense Group.

Cash Reserve Series-12

Delaware VIP® Cash Reserve Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPCAS [6/09] DG3 8/09 (4772)	Cash Reserve Series-13

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,114.60	0.75%	$3.93
Service Class	1,000.00	1,114.60	1.00%	5.24
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Types and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Security Types	of Net Assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.48%
Agency Mortgage-Backed Securities	7.40%
Commercial Mortgage-Backed Securities	3.96%
Convertible Bonds	1.18%
Corporate Bonds	60.30%
Banking	6.65%
Basic Industry	4.41%
Brokerage	3.77%
Capital Goods	3.36%
Communications	11.79%
Consumer Cyclical	5.74%
Consumer Non-Cyclical	8.03%
Electric	2.72%
Energy	6.49%
Finance Companies	2.80%
Industrials	0.11%
Insurance	2.42%
Natural Gas	0.29%
Real Estate	0.22%
Technology	0.65%
Transportation	0.85%
Foreign Agencies	1.34%
Municipal Bonds	0.75%
Non-Agency Asset-Backed Securities	3.36%
Non-Agency Collateralized Mortgage Obligations	4.18%
Regional Agencies	0.14%
Senior Secured Loans	5.00%
Sovereign Agency	0.15%
Sovereign Debt	3.83%
Supranational Banks	2.02%
U.S. Treasury Obligations	1.88%
Common Stock	0.10%
Convertible Preferred Stock	0.25%
Preferred Stock	0.20%
Warrant	0.00%
Discount Note	3.70%
Securities Lending Collateral	6.11%
Total Value of Securities	108.35%
Obligation to Return Securities Lending Collateral	(6.38%)
Liabilities Net of Receivables and Other Assets	(1.97%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	26.45%
AA	3.75%
A	14.52%
BBB	25.98%
BB	12.99%
B	12.01%
CCC	3.86%
C	0.03%
Not Rated	0.41%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.02%
Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	USD	311,750	$241,007
•Fannie Mae Whole Loan Series
2002-W11 AV1 0.654% 11/25/32		8,650	8,535
Total Agency Asset-Backed Securities
(cost $319,037)			249,542

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–2.48%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		121,799	131,517
Series 2001-50 BA 7.00% 10/25/41		156,413	169,708
Series 2002-90 A1 6.50% 6/25/42		14,338	15,267
Series 2002-90 A2 6.50% 11/25/42		50,523	51,673
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,189,262
Series 2003-122 AJ 4.50% 2/25/28		95,771	97,723
Series 2005-110 MB 5.50% 9/25/35		580,618	605,873
Series 2006-M2 A2F 5.259% 5/25/20		320,000	331,898
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,271	1,387
Series 2001-T8 A2 9.50% 7/25/41		11,362	12,373
Series 2002-T4 A3 7.50% 12/25/41		24,414	26,382
Series 2004-T1 1A2 6.50% 1/25/44		28,265	30,098
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		43,675	47,388
Series 2004-W9 2A1 6.50% 2/25/44		7,662	8,159
Series 2004-W11 1A2 6.50% 5/25/44		80,715	86,756
Freddie Mac
Series 1730 Z 7.00% 5/15/24		109,513	113,458
Series 2326 ZQ 6.50% 6/15/31		114,830	123,005
Series 2541 JB 5.00% 2/15/16		90,857	92,416
Series 2557 WE 5.00% 1/15/18		1,365,000	1,452,380
Series 2622 PE 4.50% 5/15/18		3,510,000	3,693,136
Series 2662 MA 4.50% 10/15/31		273,926	279,563
Series 2687 PG 5.50% 3/15/32		1,250,000	1,296,056
Series 2694 QG 4.50% 1/15/29		965,000	995,102
Series 2762 LG 5.00% 9/15/32		3,895,000	4,045,574
Series 2809 DC 4.50% 6/15/19		1,000,000	1,044,620
Series 2872 GC 5.00% 11/15/29		625,000	655,542
Series 2890 PC 5.00% 7/15/30		1,520,000	1,594,575
Series 3022 MB 5.00% 12/15/28		165,000	171,768
Series 3128 BC 5.00% 10/15/27		3,895,000	4,074,670
Series 3131 MC 5.50% 4/15/33		930,000	972,698
Series 3154 PJ 5.50% 3/15/27		1,059,624	1,090,075
Series 3337 PB 5.50% 7/15/30		1,015,000	1,051,493
◆Freddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		24,733	25,842
Series T-58 2A 6.50% 9/25/43		10,601	11,263
Total Agency Collateralized
Mortgage Obligations
(cost $25,423,744)			26,588,700

AGENCY MORTGAGE-BACKED
SECURITIES–7.40%
Fannie Mae
5.50% 1/1/13		95,612	97,102
6.50% 8/1/17		40,976	43,395
•Fannie Mae ARM
5.041% 10/1/33		52,075	53,018
5.046% 8/1/35		345,361	359,179
5.14% 11/1/35		872,651	906,164
5.545% 6/1/37		25,934	27,141
5.916% 8/1/37		1,099,120	1,149,439
Fannie Mae Relocation 15 yr
4.00% 9/1/20		772,965	762,856
Fannie Mae Relocation 30 yr
5.00% 11/1/33		35,136	35,563
5.00% 8/1/34		58,933	59,649
5.00% 11/1/34		54,636	55,300
5.00% 4/1/35		168,092	170,134
5.00% 10/1/35		281,790	285,214
5.00% 1/1/36		414,947	419,988
Fannie Mae S.F. 15 yr
5.00% 5/1/21		724,217	756,083
6.00% 12/1/22		4,229,702	4,485,863
Fannie Mae S.F. 20 yr 5.00% 8/1/28		3,544,001	3,633,845
Fannie Mae S.F. 30 yr
4.50% 3/1/39		1,372,979	1,372,030
5.00% 9/1/35		595,016	607,916
5.00% 12/1/36		5,826,707	5,953,028
5.00% 12/1/36		906,294	925,943
5.00% 12/1/37		906,474	924,426
5.00% 1/1/38		1,478,689	1,507,974
5.00% 2/1/38		645,824	658,578
6.50% 3/1/36		1,571,105	1,675,958
6.50% 9/1/36		414,744	442,424
6.50% 11/1/36		3,467,674	3,699,100
6.50% 2/1/37		1,330,667	1,419,474
6.50% 8/1/37		1,651,224	1,760,908
6.50% 10/1/37		2,392,467	2,551,388
6.50% 11/1/37		2,049,783	2,185,941
7.50% 3/1/32		961	1,045
7.50% 4/1/32		3,080	3,349
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/39		17,075,000	17,037,639
•Freddie Mac ARM
4.408% 12/1/33		76,571	77,791
5.164% 4/1/34		4,274	4,401
5.677% 7/1/36		463,235	484,496
5.77% 8/1/37		22,787	23,666
5.919% 6/1/37		1,655,351	1,739,976
6.109% 10/1/37		42,988	45,006
6.336% 2/1/37		1,320,746	1,389,587
Freddie Mac Relocation 30 yr
5.00% 9/1/33		80,040	80,912
Freddie Mac S.F. 15 yr
4.50% 5/1/20		1,615,275	1,660,637
5.00% 6/1/18		548,754	570,492

Diversified Income Series-3

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Freddie Mac S.F. 30 yr
4.50% 10/1/35	USD	1,383,340	$1,381,382
6.50% 8/1/38		1,436,431	1,528,175
Freddie Mac S.F. 30 yr TBA
4.00% 7/1/39		7,000,000	6,784,533
5.00% 7/1/39		6,860,000	6,975,762
GNMA I S.F. 30 yr 7.00% 12/15/34		471,518	511,375
Total Agency Mortgage-Backed
Securities (cost $77,467,296)			79,285,245

COMMERCIAL MORTGAGE-BACKED
SECURITIES–3.96%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		1,890,000	1,719,900
Series 2007-1A D 5.957% 4/15/37		315,000	275,625
Bank of America Commercial
Mortgage Securities
• Series 2004-3 A5 5.557% 6/10/39		1,310,000	1,181,887
• Series 2005-1 A5 5.238% 11/10/42		1,250,000	1,092,539
• Series 2005-6 AM 5.351% 9/10/47		485,000	300,701
Series 2006-4 A4 5.634% 7/10/46		1,780,000	1,404,575
• Series 2007-3 A4 5.837% 6/10/49		755,000	534,275
• Series 2007-4 AM 5.812% 2/10/51		1,010,000	504,093
Bear Stearns Commercial
Mortgage Securities
Series 2005-PW10 A4
5.405% 12/11/40		954,000	848,673
• Series 2005-T20 A4A
5.299% 10/12/42		1,500,000	1,290,293
• Series 2006-PW12 A4
5.903% 9/11/38		1,185,000	1,030,563
Series 2006-PW14 A4
5.201% 12/11/38		1,745,000	1,449,700
Series 2007-PW15 A4
5.331% 2/11/44		2,085,000	1,687,399
• Series 2007-PW16 A4
5.909% 6/11/40		502,000	411,980
◆Commercial Mortgage Pass
Through Certificates
# Series 2001-J1A A2 144A
6.457% 2/14/34		164,743	167,535
Series 2005-C6 A5A 5.116% 6/10/44		1,640,000	1,336,160
Series 2006-C7 A2 5.69% 6/10/46		230,000	216,509
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39		115,000	103,705
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		90,000	89,100
Series 2006-1A B 5.362% 11/15/36		1,830,000	1,793,400
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35		900,000	917,514

Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38		1,815,000	1,618,124
Series 2005-GG4 A4
4.761% 7/10/39		1,020,000	786,288
Series 2005-GG4 A4A
4.751% 7/10/39		1,585,000	1,345,604
Series 2006-GG6 A4
5.553% 4/10/38		1,500,000	1,235,346
@•# Series 2006-RR3 A1S 144A
5.761% 7/18/56		695,000	132,050
• Series 2007-GG10 A4
5.993% 8/10/45		2,045,000	1,545,346
Greenwich Capital Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		1,295,000	1,196,470
Series 2005-GG5 A5
5.224% 4/10/37		2,860,000	2,446,369
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		605,000	599,381
Series 2002-C2 A2 5.05% 12/12/34		345,000	327,431
Series 2003-C1 A2 4.985% 1/12/37		788,000	735,420
• Series 2005-LDP5 A4
5.344% 12/15/44		2,100,000	1,775,318
Series 2006-LDP9 A2
5.134% 5/15/47		1,850,000	1,531,051
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		110,000	114,219
Series 2003-C8 A2 4.207% 11/15/27		36,069	35,812
Merrill Lynch/Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48		145,157	144,502
•Merrill Lynch Mortgage Trust Series
2005-CKI1 A6 5.415% 11/12/37		900,000	763,424
Morgan Stanley Capital I
# Series 1999-FNV1 G 144A
6.12% 3/15/31		110,000	104,500
Series 2004-T15 A4 5.27% 6/13/41		1,200,000	1,082,574
Series 2005-IQ9 A4 4.66% 7/15/56		400,000	366,501
Series 2006-IQ12 A4
5.332% 12/15/43		2,045,000	1,529,293
Series 2007-IQ14 A4
5.692% 4/15/49		570,000	415,486
• Series 2007-T27 A4 5.803% 6/11/42		3,910,000	3,280,741
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.592% 2/15/33		100,000	73,027
#SBA Commercial Mortgage Securities
Trust Series 2006-1A B 144A
5.451% 11/15/36		260,000	234,757

Diversified Income Series-4

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Wachovia Bank Commercial
Mortgage Trust Series 2006-C28 A2
5.50% 10/15/48	USD	655,000	$632,640
Total Commercial Mortgage-Backed
Securities (cost $44,350,857)			42,407,800

CONVERTIBLE BONDS–1.18%
Advanced Micro Devices 6.00% exercise
price $28.08, expiration date 5/1/15		1,645,000	779,319
Amgen 0.375% exercise price $79.48,
expiration date 2/1/13		2,080,000	1,887,600
Beazer Homes USA 4.625% exercise
price $49.64, expiration date 6/15/24		550,000	331,375
#Host Hotels & Resorts 144A 3.25%
exercise price $16.00,
expiration date 3/15/24		460,000	446,775
Interpublic Group 4.25% exercise price
$12.42, expiration date 3/15/23		625,000	557,813
†Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
National City 4.00% exercise price
$482.51, expiration date 2/1/11		2,140,000	2,113,249
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12		880,000	680,900
ProLogis 2.25% exercise price
$75.98, expiration date 4/1/37		1,435,000	1,155,175
#SVB Financial Group 144A 3.875%
exercise price $53.04,
expiration date 4/15/11		430,000	388,075
Transocean
1.50% exercise price $168.61,
expiration date 12/15/37		1,430,000	1,317,388
1.625% exercise price $168.61,
expiration date 12/15/37		920,000	874,000
#Virgin Media 144A 6.50% exercise price
$19.22, expiration date 11/15/16		1,480,000	1,154,400
•Wyeth 0.965% exercise price $60.09,
expiration date 1/15/24		914,000	916,833
Total Convertible Bonds
(cost $12,692,416)			12,602,902

CORPORATE BONDS–60.30%
Banking–6.65%
•BAC Capital Trust XIV
5.63% 12/31/49		1,243,000	621,823
Bank of America
* 5.125% 11/15/14		510,000	480,031
5.30% 3/15/17		4,375,000	3,717,573
5.65% 5/1/18		60,000	53,107
6.00% 10/15/36		1,105,000	888,265
6.10% 6/15/17		3,295,000	2,907,788
Bank of New York Mellon
4.95% 3/15/15		980,000	937,189
Barclays Bank 6.75% 5/22/19		4,610,000	4,580,210
#Barclays Bank 144A 6.05% 12/4/17		1,170,000	1,016,187
BB&T
4.90% 6/30/17		485,000	431,826
6.85% 4/30/19		2,870,000	2,990,026
BB&T Capital Trust I 5.85% 8/18/35		2,315,000	1,741,209
BB&T Capital Trust II 6.75% 6/7/36		4,045,000	3,244,749
Capital One Financial
6.15% 9/1/16		320,000	283,604
7.375% 5/23/14		1,430,000	1,476,087
@#CoBank ACB 144A 7.875% 4/16/18		655,000	628,345
Credit Suisse/New York 5.50% 5/1/14		4,470,000	4,648,961
JPMorgan Chase Capital XXV
6.80% 10/1/37		9,078,000	7,829,377
Mellon Bank 5.45% 4/1/16		895,000	892,932
PNC Bank 6.875% 4/1/18		3,820,000	3,782,491
PNC Funding
5.25% 11/15/15		235,000	223,743
5.625% 2/1/17		1,250,000	1,160,209
@Popular North America Capital Trust I
6.564% 9/15/34		2,419,000	1,292,922
•#Rabobank Nederland 144A
11.00% 12/29/49		4,810,000	5,364,684
*#Russian Agricultural Bank 144A
9.00% 6/11/14		1,599,000	1,622,985
Silicon Valley Bank
5.70% 6/1/12		2,035,000	1,919,689
6.05% 6/1/17		500,000	387,414
U.S. Bank North America
* 4.80% 4/15/15		739,000	726,911
4.95% 10/30/14		525,000	542,420
•USB Capital IX 6.189% 4/15/49		4,410,000	2,977,857
VTB Capital 6.875% 5/29/18		310,000	285,200
#VTB Capital 144A 6.875% 5/29/18		2,060,000	1,864,300
Wachovia 5.75% 6/15/17		635,000	627,450
Wells Fargo 5.625% 12/11/17		1,100,000	1,084,559
•Wells Fargo Capital XIII
7.70% 12/29/49		8,130,000	6,753,063
Zions Bancorporation
5.50% 11/16/15		797,000	574,390
5.65% 5/15/14		553,000	417,571
6.00% 9/15/15		408,000	292,067
			71,269,214
Basic Industry–4.41%
ArcelorMittal
6.125% 6/1/18		4,860,000	4,259,494
9.85% 6/1/19		1,585,000	1,713,293
California Steel Industries
6.125% 3/15/14		487,000	413,950
#Compass Minerals International 144A
8.00% 6/1/19		904,000	900,610
Domtar 7.125% 8/15/15		283,000	237,720
Dow Chemical 8.55% 5/15/19		4,415,000	4,430,139

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
@#Evraz Group 144A 9.50% 4/24/18	USD	2,207,000	$1,715,943
Freeport McMoRan Copper & Gold
8.25% 4/1/15		367,000	371,088
8.375% 4/1/17		2,285,000	2,305,378
Georgia-Pacific
7.70% 6/15/15		269,000	252,860
* 8.875% 5/15/31		138,000	120,060
* 9.50% 12/1/11		33,000	34,155
#Georgia-Pacific 144A
7.00% 1/15/15		482,000	453,080
7.125% 1/15/17		417,000	389,895
8.25% 5/1/16		875,000	853,125
#GTL Trade Finance 144A
7.25% 10/20/17		1,870,000	1,776,500
Huntsman International
7.375% 11/15/14		1,428,000	1,138,830
8.375% 1/1/15		1,047,000	827,130
Innophos 8.875% 8/15/14		797,000	733,240
@#Innophos Holdings 144A
9.50% 4/15/12		362,000	318,560
Lubrizol 8.875% 2/1/19		2,845,000	3,310,692
#MacDermid 144A 9.50% 4/15/17		1,253,000	920,955
Massey Energy 6.875% 12/15/13		2,731,000	2,512,520
#Nalco 144A 8.25% 5/15/17		695,000	701,950
Noranda Aluminum Acquisition PIK
5.413% 5/15/15		636,173	353,871
Norske Skog Canada 8.625% 6/15/11		539,000	326,095
@#Norske Skogindustrier 144A
7.125% 10/15/33		565,000	279,675
@=Port Townsend 12.431% 8/27/12		200,788	145,571
@Potlatch 12.50% 12/1/09		682,000	703,576
Reliance Steel & Aluminum
6.85% 11/15/36		1,706,000	979,819
Rock-Tenn 9.25% 3/15/16		475,000	485,688
#Rock-Tenn 144A 9.25% 3/15/16		340,000	347,650
Rockwood Specialties Group
7.50% 11/15/14		490,000	463,050
Ryerson
• 8.403% 11/1/14		431,000	315,708
12.00% 11/1/15		220,000	180,400
@#Sappi Papier Holding 144A
6.75% 6/15/12		1,414,000	948,515
@#Severstal 144A 9.75% 7/29/13		440,000	363,000
Southern Copper 7.50% 7/27/35		2,446,000	2,217,473
#Steel Dynamics 144A 8.25% 4/15/16		2,007,000	1,901,633
#Teck Resources 144A
* 10.25% 5/15/16		374,000	392,246
10.75% 5/15/19		1,423,000	1,532,081
United States Steel 7.00% 2/1/18		778,000	676,915
@Vale Overseas 6.875% 11/21/36		2,271,000	2,162,003
#Vedanta Resources 144A
8.75% 1/15/14		1,014,000	927,810
9.50% 7/18/18		1,005,000	839,175
			47,233,121
Brokerage–3.77%
Citigroup
6.125% 5/15/18		1,200,000	1,051,313
6.125% 8/25/36		390,000	291,227
* 6.50% 8/19/13		9,030,000	8,779,318
8.50% 5/22/19		520,000	529,842
Goldman Sachs Group
5.25% 10/15/13		1,340,000	1,368,898
5.95% 1/18/18		1,945,000	1,889,673
6.15% 4/1/18		5,065,000	4,939,368
6.75% 10/1/37		4,573,000	4,077,282
7.50% 2/15/19		65,000	69,720
Jefferies Group
6.25% 1/15/36		345,000	238,622
6.45% 6/8/27		2,758,000	2,033,473
* 8.50% 7/15/19		950,000	943,940
JPMorgan Chase
6.00% 7/5/17		900,000	878,009
6.00% 10/1/17		285,000	277,845
6.30% 4/23/19		1,055,000	1,063,068
LaBranche 11.00% 5/15/12		2,065,000	1,892,056
Lazard Group
6.85% 6/15/17		1,441,000	1,325,747
7.125% 5/15/15		440,000	404,715
Morgan Stanley
5.30% 3/1/13		2,235,000	2,265,622
5.375% 10/15/15		3,515,000	3,448,697
5.55% 4/27/17		1,750,000	1,631,555
6.25% 8/28/17		1,010,000	978,793
			40,378,783
Capital Goods–3.36%
Allied Waste North America
6.875% 6/1/17		3,380,000	3,351,240
7.125% 5/15/16		2,895,000	2,913,392
Anixter 10.00% 3/15/14		335,000	335,000
*Associated Materials 9.75% 4/15/12		649,000	571,120
#BAE Systems Holdings 144A
4.95% 6/1/14		2,515,000	2,530,666
6.375% 6/1/19		1,985,000	2,033,158
Browning-Ferris Industries
7.40% 9/15/35		2,140,000	2,009,462
Building Materials 7.75% 8/1/14		672,000	601,440
#BWAY 144A 10.00% 4/15/14		1,414,000	1,417,535
Casella Waste Systems 9.75% 2/1/13		1,044,000	944,820
Celestica 7.625% 7/1/13		748,000	733,040
Crown Americas 7.625% 11/15/13		1,346,000	1,319,080
#Crown Americas 144A
7.625% 5/15/17		515,000	499,550
*Flextronics International
6.25% 11/15/14		378,000	355,320
*Graham Packaging
9.875% 10/15/14		1,776,000	1,660,560
*Graphic Packaging International
8.50% 8/15/11		155,000	154,225
9.50% 8/15/13		2,017,000	1,936,320

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
*#Graphic Packaging International 144A
9.50% 6/15/17	USD	487,000	$482,130
@Intertape Polymer 8.50% 8/1/14		305,000	136,106
L-3 Communications 6.125% 7/15/13		586,000	555,235
Moog 7.25% 6/15/18		398,000	374,120
#Owens Brockway Glass Container 144A
7.375% 5/15/16		347,000	338,325
Owens Corning 6.50% 12/1/16		680,000	596,903
#Plastipak Holdings 144A
8.50% 12/15/15		700,000	630,875
Pregis 12.375% 10/15/13		165,000	123,750
*RBS Global/Rexnord 11.75% 8/1/16		598,000	444,015
Sanmina-SCI 8.125% 3/1/16		720,000	528,300
#Sealed Air 144A 7.875% 6/15/17		340,000	337,457
Solo Cup 8.50% 2/15/14		868,000	716,100
Thermadyne Holdings 10.00% 2/1/14		783,000	525,589
Tyco International Finance
8.50% 1/15/19		4,050,000	4,498,022
USG 6.30% 11/15/16		924,000	688,380
Waste Management
7.10% 8/1/26		1,595,000	1,506,540
7.375% 3/11/19		115,000	123,452
			35,971,227
Communications–11.79%
America Movil Sab De CV
5.625% 11/15/17		1,213,000	1,191,658
AT&T Wireless 8.125% 5/1/12		4,994,000	5,594,752
Belo 6.75% 5/30/13		831,000	664,800
‡#Charter Communications Operating 144A
10.00% 4/30/12		410,000	396,675
10.375% 4/30/14		514,000	494,725
* 10.875% 9/15/14		3,227,000	3,356,080
Cincinnati Bell 7.00% 2/15/15		1,163,000	1,046,700
Citizens Communications
6.25% 1/15/13		408,000	377,400
7.125% 3/15/19		1,010,000	866,075
Comcast
• 1.439% 7/14/09		410,000	410,116
5.85% 11/15/15		735,000	762,704
6.30% 11/15/17		675,000	715,562
6.50% 1/15/15		735,000	780,508
#Cox Communications 144A
6.25% 6/1/18		2,475,000	2,450,733
8.375% 3/1/39		2,985,000	3,337,997
Cricket Communications
9.375% 11/1/14		1,681,000	1,664,190
#Cricket Communications 144A
7.75% 5/15/16		549,000	531,158
Crown Castle International
9.00% 1/15/15		1,527,000	1,561,358
CSC Holdings 6.75% 4/15/12		1,028,000	997,160
#CSC Holdings 144A
8.50% 4/15/14		483,000	481,189
8.50% 6/15/15		179,000	176,763
Deutsche Telekom International Finance
4.875% 7/8/14		2,130,000	2,146,165
5.25% 7/22/13		2,055,000	2,112,667
6.00% 7/8/19		1,600,000	1,617,253
*#Digicel 144A 9.25% 9/1/12		625,000	609,375
#Digicel Group 144A
8.875% 1/15/15		910,000	759,850
12.00% 4/1/14		350,000	348,250
#DigitalGlobe 144A 10.50% 5/1/14		510,000	530,400
*DirecTV Holdings 7.625% 5/15/16		710,000	694,025
Echostar DBS 7.125% 2/1/16		1,426,000	1,336,875
#Expedia 144A 8.50% 7/1/16		396,000	382,140
Frontier Communications
8.25% 5/1/14		322,000	305,900
GCI 7.25% 2/15/14		288,000	264,240
@Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,073,806
Hughes Network Systems
9.50% 4/15/14	USD	852,000	834,960
Inmarsat Finance 10.375% 11/15/12		3,264,000	3,394,560
Intelsat Jackson Holdings
11.25% 6/15/16		3,187,000	3,266,675
#Intelsat Subsidiary Holdings 144A
8.875% 1/15/15		678,000	657,660
Interpublic Group 6.25% 11/15/14		1,566,000	1,378,080
#Interpublic Group 144A
10.00% 7/15/17		172,000	174,150
Lamar Media
6.625% 8/15/15		609,000	517,650
* 6.625% 8/15/15		829,000	729,520
Lucent Technologies 6.45% 3/15/29		572,000	327,470
*Mediacom Capital 9.50% 1/15/13		836,000	800,470
MetroPCS Wireless 9.25% 11/1/14		2,520,000	2,516,850
Nextel Communications
7.375% 8/1/15		1,662,000	1,333,755
*Nielsen Finance 10.00% 8/1/14		609,000	579,311
#Nielsen Finance 144A
11.50% 5/1/16		206,000	201,365
11.625% 2/1/14		143,000	142,643
#Nordic Telephone Holdings 144A
8.875% 5/1/16		1,421,000	1,378,370
#PAETEC Holding 144A
8.875% 6/30/17		1,020,000	963,900
Quebecor Media 7.75% 3/15/16		467,000	425,554
#Qwest 144A 8.375% 5/1/16		1,030,000	999,100
Qwest Communications International
7.50% 2/15/14		778,000	713,815
#Rainbow National Services 144A
10.375% 9/1/14		423,000	440,449
Rogers Communications
6.80% 8/15/18		2,715,000	2,915,524
8.00% 12/15/12		1,315,000	1,361,025
Sprint Nextel 6.00% 12/1/16		6,041,000	4,968,722

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Telecom Italia Capital
4.00% 1/15/10	USD	797,000	$800,924
4.95% 9/30/14		1,475,000	1,413,644
5.25% 11/15/13		990,000	971,714
5.25% 10/1/15		1,645,000	1,590,057
6.20% 7/18/11		320,000	331,421
7.175% 6/18/19		960,000	974,865
7.721% 6/4/38		1,455,000	1,486,013
Telefonica Emisiones 4.949% 1/15/15		4,740,000	4,823,775
#Telesat Canada 144A
11.00% 11/1/15		1,518,000	1,563,540
12.50% 11/1/17		619,000	612,810
#Terremark Worldwide 144A
12.00% 6/15/17		655,000	632,075
Time Warner Cable
6.75% 7/1/18		680,000	709,458
6.75% 6/15/39		1,055,000	1,030,060
* 7.50% 4/1/14		6,610,000	7,288,853
Time Warner Telecom Holdings
9.25% 2/15/14		996,000	993,510
#Univision Communications 144A
12.00% 7/1/14		790,000	780,125
#UPC Holding 144A 9.875% 4/15/18		590,000	564,188
Verizon Communications
5.50% 2/15/18		355,000	353,152
6.10% 4/15/18		225,000	231,186
6.35% 4/1/19		387,000	403,324
6.90% 4/15/38		1,830,000	1,915,161
8.75% 11/1/18		1,920,000	2,277,961
#Verizon Wireless 144A 5.55% 2/1/14		2,000,000	2,125,398
Videotron
6.375% 12/15/15		25,000	22,531
6.875% 1/15/14		238,000	221,340
9.125% 4/15/18		611,000	623,984
#Videotron 144A 9.125% 4/15/18		287,000	293,099
@#Vimpelcom 144A 9.125% 4/30/18		3,301,000	2,814,103
Virgin Media Finance 8.75% 4/15/14		942,000	923,160
Visant Holding 8.75% 12/1/13		797,000	787,038
#Vivendi 144A 6.625% 4/4/18		5,250,000	5,293,952
Vodafone Group
5.00% 12/16/13		480,000	498,307
5.00% 9/15/15		1,775,000	1,784,631
5.375% 1/30/15		2,035,000	2,078,244
5.625% 2/27/17		380,000	386,551
#Wind Acquisition Finance 144A
10.75% 12/1/15		570,000	572,850
Windstream 8.125% 8/1/13		1,445,000	1,405,263
WPP Finance 8.00% 9/15/14		3,600,000	3,659,738
			126,298,832
Consumer Cyclical–5.74%
#Allison Transmission 144A
11.00% 11/1/15		895,000	711,525
Beazer Homes USA 8.625% 5/15/11		355,000	243,175
Carrols 9.00% 1/15/13		355,000	334,588
Corrections Corporation of America
6.25% 3/15/13		308,000	293,370
7.75% 6/1/17		1,220,000	1,207,800
*CVS Caremark 4.875% 9/15/14		2,468,000	2,507,727
#◆CVS Pass Through Trust 144A
8.353% 7/10/31		5,855,000	5,884,274
Denny’s 10.00% 10/1/12		265,000	258,375
*Dollar General 11.875% 7/15/17		510,000	553,350
Ford Motor Credit
• 3.889% 1/13/12		260,000	201,500
7.25% 10/25/11		1,065,000	921,621
7.375% 10/28/09		1,977,000	1,960,203
* 7.80% 6/1/12		1,530,000	1,317,255
8.00% 6/1/14		1,253,000	1,014,788
* 9.875% 8/10/11		1,476,000	1,365,997
@#Galaxy Entertainment Finance 144A
9.875% 12/15/12		1,120,000	946,400
Gaylord Entertainment
6.75% 11/15/14		889,000	668,973
8.00% 11/15/13		860,000	737,450
Global Cash Access/Finance
8.75% 3/15/12		884,000	822,120
#GMAC 144A
6.00% 12/15/11		457,000	395,305
6.625% 5/15/12		1,225,000	1,035,125
6.875% 9/15/11		3,023,000	2,675,355
6.875% 8/28/12		1,261,000	1,065,545
Goodyear Tire & Rubber
* 9.00% 7/1/15		929,000	924,355
10.50% 5/15/16		1,146,000	1,163,190
#Harrah’s Operating Escrow 144A
11.25% 6/1/17		2,678,000	2,544,100
#Interface 144A 11.375% 11/1/13		172,000	178,880
#Invista 144A 9.25% 5/1/12		776,000	735,260
#Landry’s Restaurants 144A
14.00% 8/15/11		603,000	575,865
Levi Strauss 9.75% 1/15/15		1,650,000	1,629,375
M/I Homes 6.875% 4/1/12		346,000	278,530
Macy Retail Holdings
6.65% 7/15/24		2,746,000	1,822,218
8.875% 7/15/15		890,000	862,244
10.625% 11/1/10		534,000	544,549
Meritage Homes
6.25% 3/15/15		155,000	122,450
7.00% 5/1/14		966,000	796,950
*MGM Mirage
6.625% 7/15/15		408,000	268,260
7.50% 6/1/16		262,000	171,283
7.625% 1/15/17		880,000	574,200
#MGM MIRAGE 144A
11.125% 11/15/17		598,000	636,870
13.00% 11/15/13		1,483,000	1,631,300
Mobile Mini 6.875% 5/1/15		447,000	374,363
Mohawk Industries 6.625% 1/15/16		607,000	540,055

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
New Albertsons 7.25% 5/1/13	USD	287,000	$276,955
Nordstrom
* 6.75% 6/1/14		2,585,000	2,689,927
7.00% 1/15/38		605,000	542,681
*OSI Restaurant Partners
10.00% 6/15/15		481,000	330,688
Pinnacle Entertainment
7.50% 6/15/15		1,500,000	1,290,000
* 8.25% 3/15/12		83,000	83,000
@#Pokagon Gaming Authority 144A
10.375% 6/15/14		956,000	941,660
Ryland Group
5.375% 5/15/12		743,000	702,135
8.40% 5/15/17		1,088,000	1,049,920
#Sealy Mattress 144A
10.875% 4/15/16		342,000	359,955
#Shingle Springs Tribal Gaming
Authority 144A 9.375% 6/15/15		723,000	437,415
#Speedway Motorsports 144A
8.75% 6/1/16		728,000	740,740
Target
* 5.125% 1/15/13		2,180,000	2,311,040
7.00% 1/15/38		1,550,000	1,657,339
Toys R US 7.625% 8/1/11		967,000	899,310
#TRW Automotive 144A
7.00% 3/15/14		435,000	315,375
7.25% 3/15/17		335,000	232,825
VF 6.45% 11/1/37		945,000	899,588
*Wynn Las Vegas 6.625% 12/1/14		1,425,000	1,261,125
Yum! Brands 6.875% 11/15/37		920,000	930,257
			61,448,053
Consumer Non-Cyclical–8.03%
Alliance Imaging 7.25% 12/15/12		458,000	446,550
Alliance One International
8.50% 5/15/12		167,000	165,748
11.00% 5/15/12		216,000	226,800
#Alliance One International 144A
10.00% 7/15/16		1,085,000	1,033,463
Ambev International Finance
10.00% 7/24/17	BRL	442,000	207,602
Amgen 5.70% 2/1/19	USD	1,425,000	1,506,169
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		2,860,000	3,133,192
8.20% 1/15/39		2,580,000	2,881,819
*Aramark 8.50% 2/1/15		2,262,000	2,205,450
*Bausch & Lomb 9.875% 11/1/15		2,585,000	2,481,600
Beckman Coulter
6.00% 6/1/15		2,600,000	2,727,309
7.00% 6/1/19		830,000	878,800
Biomet
10.375% 10/15/17		573,000	557,243
11.625% 10/15/17		748,000	736,780
#Bio-Rad Laboratories 144A
8.00% 9/15/16		515,000	511,138
Community Health Systems
8.875% 7/15/15		3,866,000	3,808,009
ConAgra Foods 5.875% 4/15/14		2,420,000	2,568,290
*Constellation Brands 8.125% 1/15/12		544,000	546,720
Cornell 10.75% 7/1/12		231,000	229,845
Cott Beverages 8.00% 12/15/11		631,000	589,985
Delhaize America 9.00% 4/15/31		3,505,000	4,266,096
Delhaize Group
5.875% 2/1/14		1,505,000	1,546,704
6.50% 6/15/17		760,000	777,288
#Dole Food 144A 13.875% 3/15/14		860,000	950,300
*DR Pepper Snapple Group
6.12% 5/1/13		835,000	865,159
Elan Finance
7.75% 11/15/11		233,000	216,690
8.875% 12/1/13		500,000	460,000
Express Scripts
6.25% 6/15/14		3,980,000	4,215,738
7.25% 6/15/19		1,145,000	1,264,914
HCA
6.50% 2/15/16		1,158,000	940,875
9.25% 11/15/16		3,803,000	3,755,462
*#HCA 144A 9.875% 2/15/17		120,000	121,800
HCA PIK 9.625% 11/15/16		382,000	379,135
•HealthSouth 7.218% 6/15/14		1,245,000	1,142,288
Hospira 6.40% 5/15/15		2,745,000	2,893,064
#Ingles Markets 144A 8.875% 5/15/17		733,000	723,838
*Inverness Medical Innovations
9.00% 5/15/16		1,118,000	1,084,460
Iron Mountain
6.625% 1/1/16		322,000	289,800
8.00% 6/15/20		1,764,000	1,649,340
* 8.75% 7/15/18		243,000	240,570
Jarden
* 7.50% 5/1/17		553,000	486,640
8.00% 5/1/16		1,273,000	1,218,898
#JBS USA Finance 144A
11.625% 5/1/14		1,482,000	1,407,900
JohnsonDiversey Holdings
10.67% 5/15/13		698,000	589,810
Kroger 7.50% 1/15/14		2,010,000	2,251,309
Mckesson
6.50% 2/15/14		495,000	528,651
* 7.50% 2/15/19		3,020,000	3,406,918
Medco Health Solutions
7.125% 3/15/18		2,625,000	2,768,811
#M-Foods Holdings 144A
9.75% 10/1/13		398,000	385,065
National Beef Packing
11.00% 8/1/11		525,000	517,125
Psychiatric Solutions 7.75% 7/15/15		961,000	884,120
#Psychiatric Solutions 144A
7.75% 7/15/15		1,040,000	956,800

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
Quest Diagnostics
5.45% 11/1/15	USD	5,673,000	$5,505,600
6.40% 7/1/17		190,000	194,221
RSC Equipment Rental 9.50% 12/1/14		694,000	560,405
#RSC Equipment Rental 144A
10.00% 7/15/17		765,000	744,919
Select Medical 7.625% 2/1/15		2,099,000	1,715,933
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		610,000	514,694
8.03% 10/1/20		205,000	167,678
Smithfield Foods 7.75% 5/15/13		652,000	537,900
#Smithfield Foods 144A
10.00% 7/15/14		1,125,000	1,116,563
Supervalu 8.00% 5/1/16		214,000	208,650
Tenet Healthcare 7.375% 2/1/13		1,559,000	1,410,895
#Tyson Foods 144A 10.50% 3/1/14		840,000	915,600
Universal Hospital PIK 8.50% 6/1/15		524,000	496,490
US Oncology PIK 6.904% 3/15/12		1,535,000	1,300,913
			86,018,541
Electric–2.72%
AES
7.75% 3/1/14		133,000	126,683
8.00% 10/15/17		522,000	488,070
8.00% 6/1/20		1,836,000	1,656,990
#AES 144A 8.75% 5/15/13		162,000	165,240
Ameren 8.875% 5/15/14		390,000	402,928
#Calpine Construction Finance 144A
8.00% 6/1/16		1,598,000	1,538,075
Commonwealth Edison
6.15% 9/15/17		915,000	952,122
Duquense Light Holdings
5.50% 8/15/15		1,076,000	913,281
Edison Mission Energy
* 7.00% 5/15/17		360,000	278,100
7.20% 5/15/19		723,000	542,250
Elwood Energy 8.159% 7/5/26		1,016,464	850,077
Illinois Power
6.125% 11/15/17		2,551,000	2,482,444
9.75% 11/15/18		255,000	294,050
Indiana Michigan Power
7.00% 3/15/19		1,975,000	2,126,443
Ipalco Enterprises 8.625% 11/14/11		467,000	471,670
Jersey Central Power & Light
7.35% 2/1/19		2,090,000	2,301,673
#Kansas Gas & Electric 144A
6.70% 6/15/19		770,000	810,119
Midamerican Funding 6.75% 3/1/11		20,000	21,367
Midwest Generation 8.30% 7/2/09		90,362	89,910
◆Mirant Mid Atlantic Pass Through
Trust 8.625% 6/30/12		382,135	380,224
Mirant North America
7.375% 12/31/13		206,000	198,790
*Mirant North Americas Generation
8.50% 10/1/21		1,415,000	1,124,925
NRG Energy
7.25% 2/1/14		889,000	864,553
7.375% 2/1/16		2,306,000	2,187,818
7.375% 1/15/17		575,000	543,375
Orion Power Holdings 12.00% 5/1/10		742,000	771,680
PPL Electric Utilities 7.125% 11/30/13		1,130,000	1,269,520
*RRI Energy
6.75% 12/15/14		772,000	747,875
7.625% 6/15/14		428,000	393,760
Sempra Energy 6.50% 6/1/16		2,635,000	2,754,341
*Texas Competitive Electric Holdings
10.25% 11/1/15		2,149,000	1,348,498
			29,096,851
Energy–6.49%
Anadarko Petroleum
5.75% 6/15/14		990,000	1,007,593
6.95% 6/15/19		170,000	171,869
8.70% 3/15/19		2,210,000	2,479,843
Berry Petroleum 10.25% 6/1/14		418,000	424,270
Bill Barrett 9.875% 7/15/16		175,000	166,551
Chesapeake Energy
* 6.375% 6/15/15		144,000	128,880
* 6.625% 1/15/16		948,000	836,610
7.25% 12/15/18		141,000	123,375
9.50% 2/15/15		2,424,000	2,454,300
CITIC Resources Finance 2007
6.75% 5/15/14		1,270,000	1,174,750
Complete Production Services
8.00% 12/15/16		366,000	314,760
Copano Energy 7.75% 6/1/18		792,000	718,740
Denbury Resources
7.50% 4/1/13		230,000	220,800
9.75% 3/1/16		587,000	606,078
Dynergy Holdings 7.75% 6/1/19		1,793,000	1,405,264
Enbridge Energy 9.875% 3/1/19		2,485,000	2,885,575
Energy Transfer Partners
8.50% 4/15/14		990,000	1,111,535
9.70% 3/15/19		2,785,000	3,202,496
Enterprise Products Operating
5.00% 3/1/15		625,000	576,494
5.60% 10/15/14		615,000	632,776
6.30% 9/15/17		1,410,000	1,419,240
* 6.50% 1/31/19		745,000	758,486
9.75% 1/31/14		430,000	494,752
Forest Oil 7.25% 6/15/19		831,000	747,900
#Gaz Capital 144A 9.25% 4/23/19		1,506,000	1,519,178
Geophysique-Veritas
7.50% 5/15/15		87,000	80,258
7.75% 5/15/17		980,000	896,700
*#Geophysique-Veritas 144A
9.50% 5/15/16		290,000	290,725

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
#Gulfstream Natural Gas System 144A
6.95% 6/1/16	USD	910,000	$954,281
#Helix Energy Solutions Group 144A
9.50% 1/15/16		1,641,000	1,505,618
#Hilcorp Energy I 144A
7.75% 11/1/15		519,000	441,150
9.00% 6/1/16		692,000	605,500
#Holly 144A 9.875% 6/15/17		693,000	675,675
Husky Energy 5.90% 6/15/14		2,575,000	2,696,713
International Coal Group
10.25% 7/15/14		799,000	567,290
*Key Energy Services 8.375% 12/1/14		1,094,000	970,925
Kinder Morgan Energy Partners
5.625% 2/15/15		990,000	1,001,803
6.85% 2/15/20		3,550,000	3,645,625
9.00% 2/1/19		490,000	558,237
Mariner Energy 8.00% 5/15/17		807,000	673,845
MarkWest Energy Partners
8.75% 4/15/18		572,000	497,640
Noble Energy 8.25% 3/1/19		3,185,000	3,629,893
OPTI Canada
7.875% 12/15/14		375,000	244,688
8.25% 12/15/14		1,395,000	927,675
*Petrobras International Finance
7.875% 3/15/19		469,000	513,555
PetroHawk Energy
7.875% 6/1/15		480,000	446,400
9.125% 7/15/13		1,373,000	1,373,000
#PetroHawk Energy 144A
10.50% 8/1/14		332,000	341,130
Petroleum Development
12.00% 2/15/18		496,000	419,120
Plains All American Pipeline
6.50% 5/1/18		1,074,000	1,088,603
* 8.75% 5/1/19		2,745,000	3,120,155
Plains Exploration & Production
7.625% 6/1/18		792,000	714,780
#Power Sector Assets & Liabilities
Management 144A 7.25% 5/27/19		1,100,000	1,113,750
*Quicksilver Resources 11.75% 1/1/16		660,000	686,400
Range Resources
7.25% 5/1/18		534,000	501,960
8.00% 5/15/19		612,000	605,115
Regency Energy Partners
8.375% 12/15/13		395,000	383,150
#Regency Energy Partners 144A
9.375% 6/1/16		593,000	576,693
#SandRidge Energy 144A
9.875% 5/15/16		692,000	671,240
Talisman Energy 7.75% 6/1/19		4,530,000	5,027,135
#Tennessee Gas Pipeline 144A
8.00% 2/1/16		215,000	226,288
Weatherford International
5.15% 3/15/13		500,000	499,096
5.95% 6/15/12		1,615,000	1,687,358
7.00% 3/15/38		420,000	405,615
9.625% 3/1/19		360,000	424,199
9.875% 3/1/39		990,000	1,214,432
Whiting Petroleum 7.25% 5/1/13		691,000	658,178
Williams 7.50% 1/15/31		415,000	366,107
			69,509,815
Finance Companies–2.80%
Capital One Bank USA
8.80% 7/15/19		2,955,000	3,023,901
Cardtronics 9.25% 8/15/13		1,103,000	992,700
CIT Group
4.75% 12/15/10		253,000	198,670
5.40% 1/30/16		282,000	159,429
* 5.65% 2/13/17		1,646,000	929,944
5.85% 9/15/16		2,095,000	1,184,241
#CIT Group 144A 12.00% 12/18/18		1,015,000	477,296
FTI Consulting
7.625% 6/15/13		647,000	632,443
7.75% 10/1/16		340,000	326,400
General Electric Capital
• 2.82% 2/2/11	NOK	7,500,000	1,120,341
@ 5.125% 1/28/14	SEK	7,400,000	943,893
5.875% 1/14/38	USD	5,230,000	4,151,447
6.75% 3/15/32		190,000	171,031
6.875% 1/10/39		2,970,000	2,681,221
@General Electric Capital UK Funding
4.625% 1/18/16	GBP	509,000	749,118
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	660,000	254,100
International Lease Finance
5.25% 1/10/13		345,000	261,029
5.35% 3/1/12		933,000	728,675
5.55% 9/5/12		1,487,000	1,156,047
* 5.625% 9/20/13		2,910,000	2,200,306
5.875% 5/1/13		455,000	344,913
6.375% 3/25/13		520,000	395,929
6.625% 11/15/13		1,475,000	1,136,322
Lender Processing Services
8.125% 7/1/16		383,000	377,255
@#Nuveen Investments 144A
10.50% 11/15/15		2,489,000	1,729,855
SLM 8.45% 6/15/18		3,310,000	2,835,836
TNB Capital 5.25% 5/5/15		895,000	879,171
			30,041,513
Industrials–0.11%
*Sally Holdings 10.50% 11/15/16		1,147,000	1,141,265
			1,141,265
Insurance–2.42%
*ACE INA Holdings 5.90% 6/15/19		2,170,000	2,179,160
•#Liberty Mutual Group 144A
10.75% 6/15/58		3,785,000	2,729,761

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
MetLife
6.40% 12/15/36	USD	680,000	$487,475
6.75% 6/1/16		1,900,000	1,936,953
•#Metlife Capital Trust X 144A
9.25% 4/8/38		7,635,000	6,810,780
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		450,000	450,680
5.125% 4/10/13		820,000	834,711
‡#◆Twin Reefs Pass Through Trust 144A
1.386% 12/31/49		600,000	1,950
UnitedHealth Group
5.50% 11/15/12		1,561,000	1,616,615
5.80% 3/15/36		4,822,000	3,912,098
WellPoint
5.00% 1/15/11		1,101,000	1,129,260
5.95% 12/15/34		1,910,000	1,541,989
* 6.00% 2/15/14		1,790,000	1,824,765
6.375% 6/15/37		460,000	423,070
			25,879,267
Natural Gas–0.29%
AmeriGas Partners 7.125% 5/20/16		512,000	471,040
El Paso
6.875% 6/15/14		177,000	166,069
7.00% 6/15/17		833,000	762,823
7.25% 6/1/18		126,000	116,964
8.25% 2/15/16		210,000	205,275
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11		333,000	328,467
Inergy Finance
6.875% 12/15/14		475,000	434,625
8.25% 3/1/16		376,000	360,020
#Inergy Finance 144A 8.75% 3/1/15		308,000	302,610
			3,147,893
Real Estate–0.22%
*#Host Hotels & Resorts 144A
9.00% 5/15/17		1,084,000	1,037,929
Regency Centers 5.875% 6/15/17		550,000	446,239
•#USB Realty 144A 6.091% 12/22/49		800,000	464,270
Ventas Realty 6.50% 6/1/16		490,000	441,613
			2,390,051
Technology–0.65%
Amkor Technologies 7.75% 5/15/13		376,000	346,390
Avago Technologies 10.125% 12/1/13		637,000	652,925
National Semiconductor
6.60% 6/15/17		380,000	332,852
Oracle 3.75% 7/8/14		1,280,000	1,280,000
Sungard Data Systems
9.125% 8/15/13		586,000	556,700
10.25% 8/15/15		1,520,000	1,411,700
Xerox 8.25% 5/15/14		2,285,000	2,378,449
			6,959,016
Transportation–0.85%
#Ashtead Capital 144A
9.00% 8/15/16		415,000	353,788
#Ashtead Holdings 144A
8.625% 8/1/15		75,000	64,313
CSX
5.75% 3/15/13		1,000,000	1,026,197
6.25% 3/15/18		745,000	752,620
7.375% 2/1/19		1,570,000	1,708,042
7.45% 4/1/38		2,080,000	2,259,162
7.90% 5/1/17		410,000	454,029
Delta Air Lines 7.92% 11/18/10		612,000	563,040
#Erac USA Finance 144A
6.375% 10/15/17		400,000	361,724
Hertz
* 8.875% 1/1/14		667,000	616,975
10.50% 1/1/16		378,000	338,310
Kansas City Southern de Mexico
9.375% 5/1/12		330,000	315,150
#Kansas City Southern de Mexico 144A
12.50% 4/1/16		285,000	290,700
@‡Northwest Airlines 10.00% 2/1/10		145,000	1,450
			9,105,500
Total Corporate Bonds
(cost $627,820,918)			645,888,942

FOREIGN AGENCIES–1.34%Δ
Germany–1.09%
KFW
3.50% 7/4/21	EUR	2,212,000	2,908,881
4.125% 7/4/17	EUR	3,471,000	5,032,453
4.875% 6/17/19	USD	2,705,000	2,808,431
8.00% 12/21/12	NZD	1,300,000	905,039
			11,654,804
Qatar–0.04%
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16		425,000	417,357
			417,357
Republic of Korea–0.21%
*#Industrial Bank of Korea 144A
7.125% 4/23/14	USD	714,000	737,731
*Korea Development Bank
5.30% 1/17/13		1,500,000	1,482,999
			2,220,730
Total Foreign Agencies
(cost $13,674,878)			14,292,891

MUNICIPAL BONDS–0.75%
California State 7.55% 4/1/39		4,895,000	4,488,568
New Jersey Economic Development
Authority Revenue (Cigarette Tax)
5.75% 6/15/29		20,000	15,884
North Texas Tollway Authority Series A
5.50% 1/1/18		200,000	209,822
6.00% 1/1/20		1,320,000	1,415,238
Oregon State Taxable Pension
5.892% 6/1/27		5,000	4,828

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
MUNICIPAL BONDS (continued)
•Puerto Rico Sales Tax Financing 1st
Subordinate Class B 5.00% 8/1/39	USD	1,875,000	$1,897,856
Total Municipal Bonds
(cost $8,515,082)			8,032,196

NON-AGENCY ASSET-BACKED
SECURITIES–3.36%
•Bank of America Credit Card Trust
Series 2008-A5 A5 1.519% 12/16/13		2,460,000	2,453,378
#Cabela’s Master Credit Card
Trust Series 2008-1A A1 144A
4.31% 12/16/13		1,220,000	1,235,021
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		936,134	953,235
Series 2008-1 A3A 3.86% 8/15/12		1,000,000	1,013,516
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		750,000	771,948
Series 2008-A3 A3 5.05% 2/15/16		1,000,000	1,035,983
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		224,822	229,518
Series 2008-A A3 4.94% 4/25/14		2,010,000	2,010,529
@Chase Funding Mortgage Loan Asset-
Backed Certificates Series 2002-3 1A6
4.707% 9/25/13		630,818	547,483
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		1,255,000	1,297,129
Series 2005-A10 A10 4.65% 12/17/12		1,270,000	1,311,444
• Series 2008-A6 A 1.519% 5/15/15		3,000,000	2,967,303
Series 2008-A9 A9 4.26% 5/15/13		840,000	864,189
Citibank Credit Card Issuance Trust
Series 2000-A3 A3 5.45% 5/10/13		1,210,000	1,275,209
Series 2007-A3 A3 6.15% 6/15/39		1,797,000	1,788,179
Citicorp Residential Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36		1,800,000	913,498
Series 2006-3 A6 5.703% 11/25/36		1,910,000	1,283,663
CNH Equipment Trust
• Series 2007-B A3B 0.919% 10/17/11		201,914	201,711
Series 2008-A A4A 4.93% 8/15/14		755,000	741,698
Series 2008-A3 4.12% 5/15/12		480,000	484,903
Series 2008-B A3A 4.78% 7/16/12		775,000	786,401
Countrywide Asset-Backed Certificates
@ Series 2006-11 1AF3 6.05% 9/25/46		660,000	294,180
@ Series 2006-13 1AF3 5.944% 1/25/37		20,000	8,662
Series 2006-15 A3 5.689% 10/25/46		175,000	75,688
@ Series 2006-S1 A2 5.549% 8/25/21		12,019	8,646
Daimler Chrysler Auto Trust Series
2008-B A3A 4.71% 9/10/12		1,025,000	1,049,741
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,800,000	1,803,345
Series 2008-A4 A4 5.65% 12/15/15		530,000	550,992
@#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31		2,040,000	1,843,636
•#Golden Credit Card Trust Series 2008-3
A 144A 1.319% 7/15/17		1,200,000	1,140,750
#Harley-Davidson Motorcycle Trust
Series 2006-1 A2 144A
5.04% 10/15/12		394,602	404,523
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		226,745	231,659
Series 2008-A A3 4.93% 12/17/12		900,000	917,910
John Deere Owner Trust Series 2008-A
A3 4.18% 6/15/12		945,000	958,745
•MBNA Credit Card Master Note Trust
Series 2005-A4 0.359% 11/15/12		720,000	713,416
•Merrill Lynch Mortgage Investors
Series 2006-AR1 A2C
0.474% 3/25/37		130,000	41,041
Mid-State Trust
Series 11 A1 4.864% 7/15/38		15,549	8,418
Series 2005-1 A 5.745% 1/15/40		171,288	112,411
# Series 2006-1 A 144A
5.787% 10/15/40		206,942	137,363
•Residential Asset Securities Series
2006-KS3 AI3 0.484% 4/25/36		96,670	73,213
RSB Bondco Series 2007-A A2
5.72% 4/1/18		555,000	592,042
∏Structured Asset Securities Series
2001-SB1 A2 3.375% 8/25/31		34,696	27,566
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		830,000	840,156
Total Non-Agency Asset-Backed
Securities (cost $37,316,290)			36,000,041

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–4.18%
@American Home Mortgage
Investment Trust Series 2005-2 5A1
5.064% 9/25/35		71,082	55,850
•ARM Trust Series 2005-10 3A11
5.409% 1/25/36		1,018,172	786,305
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		890,882	823,926
Series 2004-2 1A1 6.00% 3/25/34		113,423	95,825
Series 2004-10 1CB1 6.00% 11/25/34		65,890	53,690
Series 2004-11 1CB1 6.00% 12/25/34		4,046	3,297
Series 2005-1 2A1 5.50% 2/25/20		528,731	479,328
Series 2005-3 2A1 5.50% 4/25/20		73,587	66,711
Series 2005-5 2CB1 6.00% 6/25/35		143,886	104,295
Series 2005-6 7A1 5.50% 7/25/20		252,979	229,341
Series 2005-9 5A1 5.50% 10/25/20		762,287	691,061
• Series 2005-I 4A1 5.267% 10/25/35		29,930	21,190
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		2,202,944	1,943,409
Series 2006-5 2A10 5.75% 9/25/36		1,850,000	1,330,835
Bank of America Mortgage Securities
• Series 2003-D 1A2 3.718% 5/25/33		34	22
Series 2005-9 2A1 4.75% 10/25/20		577,546	551,376

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
•Bear Stearns ARM Trust Series 2007-3
1A1 5.457% 5/25/47	USD	1,384,551	$805,988
Chase Mortgage Finance Series
2003-S8 A2 5.00% 9/25/18		445,413	443,047
Citicorp Mortgage Securities
• Series 2004-UST1 A6
5.074% 8/25/34		810,536	759,593
Series 2006-3 1A9 5.75% 6/25/36		185,000	115,707
Series 2006-4 3A1 5.50% 8/25/21		1,299,813	1,139,367
• Series 2007-AR8 1A3A
6.03% 8/25/37		1,771,916	916,177
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1
6.00% 1/25/35		845,456	655,097
∏• Series 2005-63 3A1
5.889% 11/25/35		326,283	182,763
◆Countrywide Home Loan Mortgage
Pass Through Trust
• Series 2003-21 A1 4.10% 5/25/33		419	307
@• Series 2004-12 1M 4.518% 8/25/34		194,857	28,677
@• Series 2004-HYB4 M
4.389% 9/20/34		386,871	221,745
Series 2005-23 A1 5.50% 11/25/35		2,333,284	1,801,733
• Series 2005-HYB8 4A1
5.519% 12/20/35		26,193	16,143
Series 2006-1 A2 6.00% 3/25/36		593,745	465,997
@ Series 2006-1 A3 6.00% 3/25/36		224,380	59,426
@ Series 2006-17 A5 6.00% 12/25/36		315,440	277,011
• Series 2006-HYB1 3A1
5.222% 3/20/36		898,314	465,938
∏• Series 2006-HYB3 3A1A
6.044% 5/25/33		345,814	193,472
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		80,462	67,186
Series 2004-1 3A1 7.00% 2/25/34		37,816	35,358
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		1,265	1,288
• Series 2004-AR5 4A1
5.705% 10/25/34		67,675	52,060
• Series 2007-AR2 1A1
5.845% 8/25/37		1,179,653	694,457
• Series 2007-AR3 2A2
6.296% 11/25/37		2,634,712	1,596,581
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.165% 5/25/35		1,622,663	1,168,774
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		234,416	198,454
Series 2005-RP1 1A4 8.50% 1/25/35		184,657	161,250
Series 2006-RP1 1A2 7.50% 1/25/36		282,281	236,916
GSR Mortgage Loan Trust
@ Series 2006-1F 5A2 6.00% 2/25/36		194,530	96,262
• Series 2006-AR1 3A1
5.352% 1/25/36		507,581	318,058
•Indymac Index Mortgage Loan
Trust Series 2005-AR25 1A21
5.709% 12/25/35		62,799	39,334
•JPMorgan Mortgage Trust
@ Series 2004-A6 1A2 4.853% 12/25/34		830,982	621,713
Series 2005-A1 4A1 4.777% 2/25/35		148,890	132,829
Series 2005-A2 5A1 4.339% 4/25/35		87,328	78,837
Series 2005-A4 1A1 5.392% 7/25/35		858,122	704,940
Series 2005-A6 1A2 5.143% 9/25/35		1,060,000	709,433
Series 2005-A8 2A1 4.945% 11/25/35		1,814,791	1,573,478
Series 2006-A2 3A3 5.677% 4/25/36		495,000	226,938
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		406,206	372,596
Series 2006-1 3A3 5.50% 2/25/36		50,656	39,231
MASTR Alternative Loans Trust Series
2003-9 1A1 5.50% 12/25/18		39,961	39,024
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33		1,458	1,256
Series 2005-6 7A1 5.34% 6/25/35		543,117	334,264
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		354,606	378,874
Series 2005-2 1A4 8.00% 5/25/35		217,342	196,156
•#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35		140,126	91,082
Prime Mortgage Trust Series 2004-CL1
1A1 6.00% 2/25/34		6,544	5,856
•Residential Accredit Loans Series
2004-QA6 NB1 5.621% 12/26/34		4,051	1,666
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		17,420	17,406
Series 2004-SL4 A3 6.50% 7/25/32		111,564	102,064
•Residential Funding Mortgage
Securities I Series 2006-SA3 3A1
6.037% 9/25/36		471,364	305,874
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		134,768	100,110
Series 2006-5 5A4 5.513% 6/25/36		103,318	24,529
Structured Asset Securities
• Series 2002-22H 1A 6.93% 11/25/32		1,109	919
Series 2004-12H 1A 6.00% 5/25/34		307,423	214,295
◆Washington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		165,295	106,589
Series 2005-9 3CB 5.50% 10/25/20		214,353	160,028
◆Washington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		208,234	192,584
Series 2004-CB3 4A 6.00% 10/25/19		210,672	191,382
• Series 2006-AR10 1A1
5.929% 9/25/36		468,948	301,737
• Series 2006-AR14 1A4
5.602% 11/25/36		290,147	169,454
• Series 2006-AR14 2A1
5.752% 11/25/36		2,769,176	1,636,149

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Washington Mutual Mortgage Pass
Through Certificates (continued)
• Series 2007-HY1 1A1
5.687% 2/25/37	USD	1,968,609	$1,098,703
• Series 2007-HY2 3A1
5.857% 9/25/36		46,400	30,332
• Series 2007-HY3 4A1
5.33% 3/25/37		2,786,546	1,876,322
Wells Fargo Mortgage-Backed
Securities Trust
Series 2004-E A2 4.50% 5/25/34		31,567	28,074
• Series 2004-EE 2A1
3.585% 12/25/34		366,463	337,551
• Series 2004-O A1 4.878% 8/25/34		3,267,831	2,948,017
• Series 2004-T A1 4.299% 9/25/34		51,648	45,824
Series 2005-12 1A7 5.50% 11/25/35		418,973	306,767
Series 2005-17 1A2 5.50% 1/25/36		333,445	210,800
• Series 2005-AR2 2A1 4.55% 3/25/35		85,856	69,866
Series 2005-AR16 6A4
5.002% 10/25/35		1,499,435	610,316
Series 2006-1 A3 5.00% 3/25/21		580,970	525,597
Series 2006-2 3A1 5.75% 3/25/36		1,330,549	934,295
Series 2006-3 A11 5.50% 3/25/36		2,555,000	1,849,092
Series 2006-4 2A3 5.75% 4/25/36		352,703	103,992
Series 2006-7 2A1 6.00% 6/25/36		18,634	12,389
• Series 2006-AR5 2A1
5.537% 4/25/36		592,965	384,807
• Series 2006-AR6 7A1
5.114% 3/25/36		1,050,242	792,904
• Series 2006-AR10 5A1
5.594% 7/25/36		807,643	513,338
• Series 2006-AR11 A7
5.508% 8/25/36		1,894,571	540,686
• Series 2006-AR14 2A4
6.077% 10/25/36		336,244	93,797
• Series 2006-AR18 2A2
5.721% 11/25/36		847,278	233,987
• Series 2006-AR19 A1
5.627% 12/25/36		1,114,721	751,903
Series 2007-8 2A6 6.00% 7/25/37		310,000	199,021
Series 2007-13 A7 6.00% 9/25/37		992,643	838,628
Total Non-Agency Collateralized
Mortgage Obligations
(cost $60,846,812)			44,818,928

REGIONAL AGENCIES–0.14%Δ
Australia–0.14%
New South Wales Treasury
6.00% 5/1/12	AUD	1,099,000	907,253
Queensland Treasury 6.00% 8/14/13	AUD	712,000	582,971
Total Regional Agencies
(cost $1,566,814)			1,490,224

«SENIOR SECURED LOANS–5.00%
Allied Barton 6.75% 6/22/10		730,011	728,186
Alltran Term Tranche Loan
3.706% 8/7/14		250,000	200,548
Anchor Glass 6.75% 6/20/14		1,051,906	1,020,349
Aramark 2.186% 1/26/14		35,556	32,896
Aramark Term Tranche Loan B
3.095% 1/26/14		559,672	517,803
Ashland Term Tranche Loan
7.65% 5/20/14		978,592	988,677
Bausch & Lomb
Term Tranche Loan B 4.47% 4/11/15		891,305	820,700
Term Tranche Loan DD
3.503% 4/11/15		225,647	207,772
BE Aerospace 5.50% 7/28/14		883,502	881,293
Biomet Term Tranche Loan B
3.58% 3/25/15		882,460	826,812
Calpine 1st Lien 4.095% 3/29/14		1,760,562	1,564,523
Centennial Cellular Term Tranche
Loan D 3.181% 2/9/11		588,000	585,889
Ceridian 3.315% 11/7/14		250,000	192,291
Charter Communications
5.964% 3/6/14		1,658,035	1,498,449
Collective 3.351% 8/15/14		1,000,000	887,500
Community Health Systems
Term Tranche Loan B
3.447% 7/25/14		989,546	892,957
Term Tranche Loan DD
2.569% 7/25/14		50,482	45,555
Crown Castle Term Tranche
Loan B 1.818% 3/6/14		898,690	840,774
DirectTV Term Tranche Loan C
5.25% 4/13/13		690,664	689,466
Discovery Communications
5.50% 5/14/14		498,750	499,580
Dynegy Holdings 1.93% 4/2/13		937,492	842,927
Dynegy Holdings Term Tranche
Loan B 1.93% 4/2/13		76,063	68,390
Energy Futures Holdings Term
Tranche Loan B 3.821% 10/10/14		5,449,129	3,908,832
First Data Term Tranche Loan B2
3.065% 9/24/14		250,000	189,096
Flextronics International
Term Tranche Loan A2
2.678% 10/1/14		621,927	520,864
Term Tranche Loan A3
2.678% 10/1/14		725,582	607,675
Term Tranche Loan B
3.458% 10/1/12		473,797	419,311
Ford Motor Term Tranche Loan B
3.593% 12/15/13		8,430,342	6,148,879
Freescale Semiconductor
2.07% 12/1/13		294,240	215,952
General Nutrition Center Term
Tranche Loan 3.254% 9/16/13		460,071	410,041

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Georgia Pacific Term Tranche Loan B
2.557% 12/20/12	USD	197,944	$187,140
Goodyear Tire & Rubber
2.07% 4/30/14		615,000	523,134
Graham Packaging 7.828% 4/5/14		1,343,371	1,333,054
Graham Packaging International
Term Tranche Loan B
2.625% 10/7/11		134,279	127,622
Term Tranche Loan C
3.748% 5/16/14		1,784,148	1,684,039
Harrahs Term Tranche Loan B2
4.09% 1/28/15		613,233	451,110
HCA 3.47% 11/18/13		1,320,420	1,195,812
HealthSouth Term Tranche Loan B
2.82% 3/10/13		1,177,329	1,103,746
Hertz 2.236% 12/21/12		40,839	37,622
Hertz Term Trance Loan B
2.073% 12/21/12		1,023,042	942,478
Intelsat Term Tranche Loan A 3
2.819% 9/30/10		465,517	434,095
Knology 2.57% 6/30/12		535,000	492,200
Levi Strauss & Co. Term Tranche
Loan B 2.568% 3/27/14		240,000	197,400
MacDermid Term Tranche Loan B
2.319% 4/12/14		536,303	434,405
Nalco 6.50% 5/6/16		685,000	690,138
Newpage Term Tranche Loan B
4.08% 12/22/14		583,274	506,354
Northwest Airlines 2.32% 8/21/13		1,402,907	1,327,304
Nuveen Investment Term Tranche
Loan B 3.33% 11/13/14		1,413,029	1,125,124
Panamsat
Term Tranche Loan BA
2.819% 1/3/14		331,626	303,438
Term Tranche Loan BB
2.819% 1/3/14		331,727	303,530
Term Tranche Loan BC
2.819% 1/3/14		331,626	303,438
Pinnacle Foods Finance
3.066% 4/2/14		249,364	224,272
Rental Services 2nd Lien
4.482% 10/7/13		625,000	484,375
Rite Aid 9.50% 6/5/15		615,000	608,850
Select Medical Term Tranche
Loan B 2.729% 2/24/12		1,250,000	1,188,288
Solutia 8.50% 2/28/14		250,000	231,964
Sungard Data Systems
6.75% 2/28/14		1,353,524	1,350,140
SUPERVALU 1.569% 6/2/12		346,614	329,465
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14		2,450,000	2,211,125
Telesat Canada
4.22% 10/31/14		70,216	65,594
Term Tranche Loan B
3.32% 10/31/14		817,537	763,718
Time Warner Telecom Holdings Term
Tranche Loan B 2.32% 1/7/13		734,561	696,302
Univision Communications
2.569% 9/29/14		3,155,000	2,373,144
Visant Holdings Term Tranche Loan C
3.266% 1/21/11		250,000	238,125
Wrigley 6.50% 7/17/14		1,772,525	1,782,496
Total Senior Secured Loans
(cost $49,081,606)			53,505,028

SOVEREIGN AGENCY–0.15%
Brazil–0.15%
#Banco Nacional de Desenvolvime
Economico e Social 144A
6.50% 6/10/19		1,620,000	1,631,340
Total Sovereign Agency
(cost $1,614,589)			1,631,340

SOVEREIGN DEBT–3.83%Δ
Brazil–0.93%
Federal Republic of Brazil
* 5.875% 1/15/19		1,920,000	1,946,880
8.00% 1/15/18		1,190,000	1,338,750
8.50% 9/24/12	EUR	403,000	637,271
* 12.50% 1/5/16	BRL	10,594,000	6,030,535
			9,953,436
Colombia–0.29%
Republic of Colombia
7.375% 3/18/19	USD	2,894,000	3,103,815
			3,103,815
Indonesia–0.63%
#Indonesia Government
International 144A
6.875% 1/17/18		862,000	829,675
* 10.375% 5/4/14		629,000	720,205
11.625% 3/4/19		1,189,000	1,511,516
Indonesia Treasury Bond
10.75% 5/15/16	IDR 36,531,000,000		3,675,447
			6,736,843
Israel–0.33%
Israel Government International Bond
5.125% 3/26/19	USD	3,570,000	3,550,554
			3,550,554
Mexico–0.94%
Mexican Government
10.00% 11/20/36	MXN	74,927,300	6,294,041
*Mexican United States
5.95% 3/19/19	USD	3,708,000	3,763,620
			10,057,661
Qatar–0.07%
#Qatar Government International Bond
144A 6.55% 4/9/19		713,000	733,499
			733,499
Republic of Korea–0.10%
Government of South Korea
4.25% 12/7/21	EUR	969,000	1,092,314
			1,092,314

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN DEBT (continued)
Russia–0.20%
Russia Government
7.50% 3/31/30	USD	2,112,960	$2,101,339
			2,101,339
Turkey–0.32%
Republic of Turkey
7.50% 11/7/19		2,442,000	2,539,680
* 11.875% 1/15/30		587,000	898,110
			3,437,790
United Kingdom–0.02%
@#CS International for City of Kyiv
Ukraine 144A 8.25% 11/26/12		397,000	208,425
			208,425
Total Sovereign Debt
(cost $39,838,561)			40,975,676

SUPRANATIONAL
BANKS–2.02%
European Investment Bank
3.125% 6/4/14		790,000	792,562
6.00% 8/14/13	AUD	3,320,000	2,690,775
6.125% 1/23/17	AUD	470,000	370,874
6.25% 4/15/14	GBP	1,140,000	2,094,358
7.00% 1/18/12	NZD	4,034,000	2,741,369
11.25% 2/14/13	BRL	4,800,000	2,529,695
#European Investment Bank 144A
4.00% 5/15/14	NOK	5,480,000	857,221
Inter-American Development Bank
5.75% 6/15/11	AUD	2,822,000	2,321,918
7.25% 5/24/12	NZD	2,686,000	1,852,941
9.00% 8/6/10	BRL	601,000	308,494
International Bank for Reconstruction
& Development
5.75% 6/25/10	RUB	26,700,000	834,616
12.25% 8/4/10	BRL	1,672,000	884,673
International Finance 5.75% 6/24/14	AUD	4,262,000	3,345,781
Total Supranational Banks
(cost $21,853,067)			21,625,277

U.S. TREASURY
OBLIGATIONS–1.88%
≠U.S. Treasury Bill 0.088% 7/23/09	USD	9,710,368	9,709,822
U.S. Treasury Bonds 3.50% 2/15/39		290,000	250,851
U.S. Treasury Notes
2.625% 6/30/14		1,260,000	1,264,338
*¥ 3.125% 5/15/19		9,205,000	8,905,865
Total U.S. Treasury Obligations
(cost $19,981,832)			20,130,876

	Number of
	Shares
COMMON STOCK–0.10%
†Adelphia Recovery Trust
Series Arahova		1	0
Blackstone Group		25,000	263,499
†BWAY Holding		10,470	183,539
Cablevision Systems Class A		5,250	101,903
@†*Cardtronics		42,950	163,640
†Century Communications		2,500,000	0
†DIRECTV Group		9,250	228,567
†Flextronics International		29,800	122,478
†Graphic Packaging Holding		29,125	53,299
*†Mirant		116	1,826
∏=†Port Townsend		685	7
†Time Warner Cable		2	63
Total Common Stock
(cost $1,463,337)			1,118,821

CONVERTIBLE PREFERRED
STOCK–0.25%
Crown Castle International
6.25% exercise price $36.88,
expiration date 8/15/12		50,300	2,398,681
Whiting Petroleum 6.25% exercise price
$43.42, expiration date 12/31/49		2,500	246,600
Total Convertible Preferred Stock
(cost $2,396,007)			2,645,281

PREFERRED STOCK–0.20%
•PNC Funding 8.25%		2,580,000	2,166,478
=Port Townsend		137	0
Total Preferred Stock
(cost $2,357,739)			2,166,478

WARRANT–0.00%
=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

	Principal
	Amount°
≠DISCOUNT NOTE–3.70%
Federal Home Loan Bank
0.01% 7/1/09	USD	39,578,512	39,578,512
Total Discount Note
(cost $39,578,512)			39,578,512

Total Value of Securities
Before Securities Lending
Collateral–102.24%
(cost $1,088,162,682)			1,095,034,701

		Number of
		Shares
SECURITIES LENDING
COLLATERAL**–6.11%
Investment Companies
Mellon GSL DBT II
Collateral Fund		26,513,041	26,513,041
BNY Mellon SL DB II
Liquidating Fund		39,979,525	38,979,299
† Mellon GSL Reinvestment Trust II		1,852,892	185
Total Securities Lending Collateral
(cost $68,345,458)			65,492,525

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–108.35% (COST $1,156,508,140)	$1,160,527,226 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.38%)	(68,345,458)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.97%)	(21,130,628)
NET ASSETS APPLICABLE TO 111,306,169 SHARES OUTSTANDING–100.00%	$1,071,051,140
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
STANDARD CLASS ($529,222,119 / 54,898,820 Shares)	$9.64
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES
SERVICE CLASS ($541,829,021 / 56,407,349 Shares)	$9.61
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$1,084,550,104
Undistributed net investment income	22,288,778
Accumulated net realized loss on investments	(39,679,651)
Net unrealized appreciation of investments and foreign currencies	3,891,909
Total net assets	$1,071,051,140
____________________

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2009.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $154,179,989, which represented 14.40% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $27,954,000, which represented 2.61% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $145,577, which represented 0.01% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of restricted securities was $403,808 or 0.04% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

¥	Fully or partially pledged as collateral for financial futures contracts.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $66,391,257 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, financial futures contract and swap contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	4,252,992	USD	(3,369,901)	7/31/09	$46,223
BRL	2,633,041	USD	(1,331,836)	7/31/09	12,408
BRL	7,760,668	USD	(3,838,115)	8/31/09	123,932
CAD	1,719,997	USD	(1,480,000)	7/31/09	(891)
CAD	9,201,451	USD	(8,045,055)	7/31/09	(132,279)
COP	4,583,152,000	USD	(2,114,000)	7/31/09	23,663
EUR	(7,075,791)	USD	9,895,328	7/31/09	(28,684)
IDR	27,270,910,000	USD	(2,671,000)	7/31/09	458
GBP	222,016	USD	(365,984)	7/31/09	(822)
GBP	3,197,559	USD	(5,270,969)	7/31/09	(11,765)
KRW	2,617,860,000	USD	(2,100,000)	7/31/09	(42,500)
NOK	27,269,224	USD	(4,224,774)	7/31/09	10,454
NOK	45,087,611	USD	(6,979,722)	7/31/09	22,908
NZD	7,304,086	USD	(4,651,972)	7/31/09	46,301
NZD	(2,718,464)	USD	1,739,817	7/31/09	(8,805)
PLN	10,337,950	USD	(3,183,650)	7/31/09	65,226
PLN	2,604,103	USD	(801,189)	7/31/09	17,195
SEK	15,161,584	USD	(1,900,829)	7/31/09	63,791
SEK	32,172,119	USD	(4,036,551)	7/31/09	132,274
TRY	9,493,133	USD	(6,085,341)	7/31/09	25,650
					$364,737

Financial Futures Contract1

	Notional	Notional	Expiration	Unrealized
Contract to Sell	Proceeds	Value	Date	Depreciation
(488) U.S. Treasury 10 yr notes	$(56,699,506)	$(56,737,625)	9/21/09	$(38,119)

Swap Contracts1
Credit Default Swap Contracts

		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays
Macys 10 yr CDS	$1,525,000	5.00%	6/20/19	$(44,965)
JPMorgan
Chase Donnelley (R.R.) 5 yr CDS	5,100,000	5.00%	6/20/14	(559,967)
	$6,625,000			$(604,932)

The use of foreign currency exchange contracts, financial futures contract and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Diversified Income Series-20

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$34,492,529
Dividends	403,983
Securities lending income	217,191
35,113,703

EXPENSES:
Management fees	3,126,816
Distribution expenses – Service Class	696,771
Accounting and administration expenses	200,461
Reports and statements to shareholders	119,868
Legal fees	91,856
Dividend disbursing and transfer agent fees and expenses	52,712
Custodian fees	43,075
Audit and tax	37,498
Trustees’ fees	37,344
Pricing fees	16,608
Insurance fees	16,292
Consulting fees	8,416
Dues and services	3,836
Trustees’ expenses	2,637
Registration fees	972
4,455,162
Less waiver of distribution expenses – Service Class	(116,128)
Total operating expenses	4,339,034

NET INVESTMENT INCOME	30,774,669

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(3,415,959)
Futures contracts	2,308,662
Swap contracts	(2,275,442)
Written options	505
Foreign currencies	(5,511,329)
Net realized loss	(8,893,563)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	89,103,976

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES	80,210,413

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$110,985,082

See accompanying notes

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$30,774,669	$53,219,795
Net realized loss on investments and
foreign currencies	(8,893,563)	(23,449,436)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	89,103,976	(91,427,207)
Net increase (decrease) in net assets
resulting from operations	110,985,082	(61,656,848)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(36,367,242)	(23,559,654)
Service Class	(29,650,665)	(15,920,819)
Net realized gain on investments:
Standard Class	–	(8,085,906)
Service Class	–	(5,823,668)
	(66,017,907)	(53,390,047)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	79,675,763	250,752,557
Service Class	111,350,848	243,982,623
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	36,367,242	31,645,560
Service Class	29,650,665	21,744,487
	257,044,518	548,125,227
Cost of shares repurchased:
Standard Class	(150,884,238)	(194,049,242)
Service Class	(53,212,622)	(144,518,523)
	(204,096,860)	(338,567,765)
Increase in net assets derived from capital
share transactions	52,947,658	209,557,462

NET INCREASE IN NET ASSETS	97,914,833	94,510,567

NET ASSETS:
Beginning of period	973,136,307	878,625,740
End of period (including undistributed
net investment income of $22,288,778
and $63,048,966, respectively)	$1,071,051,140	$973,136,307

See accompanying notes

Diversified Income Series-21

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$9.250	$10.220	$9.830	$9.260	$9.450	$8.940

Income (loss) from investment operations:
Net investment income[2]	0.288	0.500	0.527	0.496	0.373	0.348
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.721	(0.926)	0.207	0.227	(0.416)	0.395
Total from investment operations	1.009	(0.426)	0.734	0.723	(0.043)	0.743

Less dividends and distributions from:
Net investment income	(0.619)	(0.405)	(0.318)	(0.153)	(0.099)	(0.233)
Net realized gain on investments	–	(0.139)	(0.026)	–	(0.048)	–
Total dividends and distributions	(0.619)	(0.544)	(0.344)	(0.153)	(0.147)	(0.233)

Net asset value, end of period	$9.640	$9.250	$10.220	$9.830	$9.260	$9.450

Total return[3]	11.46%	(4.54% )	7.63%	7.92%	(0.45% )	8.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$529,222	$542,074	$521,511	$294,248	$90,811	$14,770
Ratio of expenses to average net assets	0.75%	0.73%	0.73%	0.79%	0.79%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.75%	0.73%	0.73%	0.79%	0.86%	0.98%
Ratio of net investment income to average net assets	6.26%	5.16%	5.30%	5.26%	4.02%	3.82%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	6.26%	5.16%	5.30%	5.26%	3.95%	3.64%
Portfolio turnover	230%	244%	299%	311%	400%	493%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Diversified Income Series-22

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$9.200	$10.180	$9.790	$9.230	$9.410	$8.930

Income (loss) from investment operations:
Net investment income[2]	0.277	0.476	0.502	0.472	0.350	0.326
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.728	(0.937)	0.209	0.218	(0.406)	0.373
Total from investment operations	1.005	(0.461)	0.711	0.690	(0.056)	0.699

Less dividends and distributions from:
Net investment income	(0.595)	(0.380)	(0.295)	(0.130)	(0.076)	(0.219)
Net realized gain on investments	–	(0.139)	(0.026)	–	(0.048)	–
Total dividends and distributions	(0.595)	(0.519)	(0.321)	(0.130)	(0.124)	(0.219)

Net asset value, end of period	$9.610	$9.200	$10.180	$9.790	$9.230	$9.410

Total return[3]	11.46%	(4.90% )	7.41%	7.57%	(0.59% )	7.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$541,829	$431,062	$357,115	$208,724	$130,870	$47,417
Ratio of expenses to average net assets	1.00%	0.98%	0.98%	1.04%	1.04%	1.05%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.05%	1.03%	1.03%	1.09%	1.16%	1.28%
Ratio of net investment income to average net assets	6.01%	4.91%	5.05%	5.01%	3.77%	3.57%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	5.96%	4.86%	5.00%	4.96%	3.65%	3.34%
Portfolio turnover	230%	244%	299%	311%	400%	493%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Diversified Income Series-24

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $25,058 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$540,037	$11,162	$108,538	$15,793
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $55,883 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,007,205,260
Purchases of U.S. government securities	131,681,264
Sales other than U.S. government securities	947,888,643
Sales of U.S. government securities	144,078,434

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$1,160,268,654	$42,377,980	$(42,119,408)	$258,572

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$224,601,657	$4,748,599	$229,350,256
Corporate Debt	–	706,885,527	7,756,626	714,642,153
Foreign Debt	–	72,747,768	7,267,640	80,015,408
Municipal Bonds	–	8,032,196	–	8,032,196
U.S. Treasury Obligations	20,130,876	–	–	20,130,876
Common Stock	1,118,814	–	7	1,118,821
Short Term	–	39,578,512	–	39,578,512
Other	–	2,166,478	1	2,166,479
Securities Lending Collateral	26,513,041	38,979,299	185	65,492,525
Total	$47,762,731	$1,092,991,437	$19,773,058	$1,160,527,226

Derivatives	$–	$(278,314)	$–	$(278,314)

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
	Total	Backed	Corporate
	Series	Securities	Debt
Balance as of 12/31/08	$15,844,047	$4,102,837	$5,744,156
Net realized gain (loss)	(1,422,926)	(3,558)	(1,111,962)
Net change in unrealized appreciation/depreciation	4,485,670	1,011,571	1,497,126
Net purchases, sales, and settlements	5,669,544	(144,901)	6,213,233
Net transfers in and/or out of Level 3	(4,803,277)	(217,350)	(4,585,927)
Balance as of 6/30/09	$19,773,058	$4,748,599	$7,756,626
Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$1,672,607	$747,669	$90,719

				Securities
	Foreign	Common		Lending
	Debt	Stock	Other	Collateral
Balance as of 12/31/08	$5,935,901	$7	$1	$61,145
Net realized gain (loss)	(307,406)	–	–	–
Net change in unrealized appreciation/depreciation	2,037,933	–	–	(60,960)
Net purchases, sales, and settlements	(398,788)	–	–	–
Balance as of 6/30/09	$7,267,640	$7	$1	$185

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$895,179	$–	$–	$(60,960)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$66,017,907	$50,138,696
Long-term capital gain	–	3,251,351
Total	$66,017,907	$53,390,047
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,084,550,104
Undistributed ordinary income	22,273,334
Capital loss carryforwards as of 12/31/08	(21,350,848)
Realized losses 1/1/09 – 6/30/09	(14,606,408)
Other temporary differences	(248,408)
Unrealized appreciation of investments,
swap contracts and foreign currencies	433,366
Net assets	$1,071,051,140

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, dividends and distributions, CDS contracts, gain (loss) on foreign currency transactions and foreign future contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (loss)
$(5,516,950)	$5,516,950

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $21,350,848 remaining at December 31, 2008 will expire in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $14,606,408, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	8,631,891	25,435,606
Service Class	11,982,385	24,801,536

Shares issued upon reinvestment of dividends and distributions:
Standard Class	4,086,207	3,180,458
Service Class	3,342,803	2,191,984
	28,043,286	55,609,584
Shares repurchased:
Standard Class	(16,437,285)	(21,016,183)
Service Class	(5,752,897)	(15,250,066)
	(22,190,182)	(36,266,249)
Net increase	5,853,104	19,343,335

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Derivatives
Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Series because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
During the six months ended June 30, 2009, the Series entered into options contracts in the normal course of pursuing its investment objectives. The Series may write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Series may write call or put on securities, financial indices, and foreign currencies. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty credit risk.

Transactions in written options during the six months ended June 30, 2009 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2008	–	$–
Options written	2,832,219	57,102
Options expired	(2,088,800)	(20,478)
Options terminated in closing purchase transactions	(743,419)	(36,624)
Options outstanding at June 30, 2009	–	$–

Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the series did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

The Series applies Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts (Currency)	Liabilities net of receivables and		Liabilities net of receivables and
	other assets	$590,483	other assets	$(225,746)

Interest rate contracts (Futures)	Liabilities net of receivables and		Liabilities net of receivables and
	other assets	$–	other assets	$(38,119)

Credit contracts (Swaps)	Liabilities net of receivables and		Liabilities net of receivables and
	other assets	$–	other assets	$(604,932)
Total		$590,483		$(868,797)

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income*	Recognized in Income	in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from foreign currencies	$(5,511,329)	$1,512,480

Foreign exchange contracts (Options)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from written options	505	–

Interest rate contracts (Futures)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from futures contracts	2,308,662	(886,624)

Credit contracts (Swaps)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from swap contracts	(2,275,442)	(790,517)
Total		$(5,477,604)	$(164,661)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities.

The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $66,391,257, for which the Series received collateral, comprised of securities collateral valued at $296,400, and cash collateral of $68,345,458. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Diversified Income Series-32

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information

Board Consideration of Delaware VIP Diversified Income Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Diversified Income Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as an intermediate investment-grade debt fund. Management believes that it would be more appropriate to include the Series in the general bond funds category. Accordingly, the Lipper report prepared for the Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all underlying variable insurance product intermediate investment-grade debt funds and all underlying variable insurance product general bond funds. When compared to other intermediate investment-grade debt funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile. The report further showed that the Series’ total return for the three- and five-year periods was in the second quartile. When compared to other general bond funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

Diversified Income Series-33

Delaware VIP® Diversified Income Series
Other Series Information (continued)

When compared to other intermediate investment-grade debt funds, the expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other general bond funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and the total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that, although the Board was satisfied with the expenses of the Series when compared to other general bond funds, when compared to other intermediate investment-grade debt funds, the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO14207 SA-VIPDIVINC [6/09] DG3 8/09 (4772)	Diversified Income Series-34

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,316.70	1.40%	$8.04
Service Class	1,000.00	1,315.30	1.65%	9.47
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,017.85	1.40%	$7.00
Service Class	1,000.00	1,016.61	1.65%	8.25

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocations
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Country	of Net Assets
Common Stock	96.22%
Argentina	3.07%
Australia	0.39%
Brazil	12.89%
China	12.45%
France	0.36%
Hungary	0.30%
India	2.36%
Indonesia	2.90%
Israel	0.81%
Kazakhstan	0.06%
Malaysia	3.71%
Mexico	7.23%
Pakistan	0.11%
Peru	0.83%
Philippines	0.32%
Poland	1.12%
Republic of Korea	12.45%
Russia	9.07%
South Africa	10.39%
Taiwan	7.10%
Thailand	2.37%
Turkey	4.05%
United Kingdom	1.28%
United States	0.60%
Preferred Stock	4.26%
Brazil	2.14%
Republic of Korea	1.57%
Russia	0.55%
Participation Notes	0.06%
Securities Lending Collateral	6.01%
Total Value of Securities	106.55%
Obligation to Return Securities Lending Collateral	(6.24%)
Liabilities Net of Receivables and Other Assets	(0.31%)
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	8.38%
Consumer Staples	8.06%
Energy	19.95%
Financials	11.91%
Industrials	7.60%
Information Technology	8.60%
Materials	12.97%
Telecommunication Services	15.09%
Utilities	7.98%
Total	100.54%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–96.22%Δ
Argentina–3.07%
*Cresud ADR	689,009	$6,497,355
†Empresa Distribuidora Y
Comercializadora Norte ADR	200,000	1,078,000
†#@Grupo Clarin Class B 144A GDR	209,100	771,119
*†@IRSA Inversiones y
Representaciones GDR	315,012	1,508,907
Petrobras Energia
Participaciones ADR	202,200	1,201,068
*†Telecom Argentina ADR	110,000	1,411,300
		12,467,749
Australia–0.39%
†@Alara Resources	119,472	5,195
Alumina ADR	272,545	1,253,707
*†Strike Resources	907,648	321,589
		1,580,491
Brazil–12.89%
AES Tiete	359,636	3,385,673
Banco Bradesco ADR	123,190	1,819,516
*†Braskem ADR	88,199	649,145
†Centrais Eletricas Brasileiras	1,216,923	17,706,347
†Companhia Brasileira de Meios	208,000	1,789,304
†CSU Cardsystem	70,500	167,364
*Gol Linhas Aereas Inteligentes ADR	176,500	1,000,755
Itau Unibanco Banco Holding	218,615	3,460,675
Petroleo Brasileiro Class A ADR	484,000	16,146,241
*Tim Participacoes ADR	103,528	1,804,493
†Triunfo Participacoes e Investmentos	61,000	94,984
*Vale ADR	78,502	1,205,006
*†Votorantim Celulose e Papel ADR	299,213	3,204,571
		52,434,074
China–12.45%*
*†51job ADR	67,300	796,159
=†Bawang International	110,000	33,781
Beijing Capital International Airport	200,000	140,131
*China Petroleum & Chemical ADR	27,088	2,054,896
China Telecom	6,857,637	3,415,590
China Unicom	3,327,021	4,404,603
*China Unicom ADR	631,493	8,424,114
*†China Water Affairs Group	984,866	249,079
First Pacific	2,652,632	1,523,144
*†Focus Media Holding ADR	531,301	4,282,286
Fountain Set Holdings	1,869,200	166,421
†Foxconn International Holdings	1,766,000	1,157,599
†HLS Systems International	145,100	841,580
PetroChina	2,128,000	2,361,424
*PetroChina ADR	91,956	10,159,298
Road King Infrastructure	168,300	125,521
†Sina	93,907	2,768,378
Sinotrans	4,326,332	982,509
*†Spreadtrum Communications ADR	138,300	392,772
†Tom Group	26,212,004	1,505,096
Travelsky Technology Class H	2,772,961	1,538,566
Yue Yuen Industrial Holdings	1,409,000	3,319,829
		50,642,776
France–0.36%
*Vallourec	12,042	1,461,397
		1,461,397
Hungary–0.30%
*OTP Bank	68,336	1,229,280
		1,229,280
India–2.36%
@Indiabulls Real Estate GDR	44,628	182,082
Reliance Communications	512,870	3,108,905
#@Reliance Industries 144A GDR	71,705	6,110,248
*†Sify Technologies ADR	102,500	177,325
		9,578,560
Indonesia–2.90%
Aneka Tambang	7,313,000	1,450,779
Gudang Garam	4,842,227	5,953,461
Indika Energy	807,000	183,813
Medco Energi Internasional	3,000,000	896,400
Tambang Batubara Bukit Asam	2,919,097	3,317,318
		11,801,771
Israel–0.81%
Israel Chemicals	333,516	3,304,663
		3,304,663
Kazakhstan–0.06%
KazMunaiGas Exploration
Production GDR	12,082	228,350
		228,350
Malaysia–3.71%
Bursa Malaysia	1,032,700	2,027,206
†Eastern & Oriental	4,015,375	1,085,236
Hong Leong Bank	2,376,217	3,853,326
KLCC Property Holdings	1,766,200	1,638,069
Media Prima	1,055,500	363,344
MISC-Foreign	355,212	869,082
@Oriental Holdings	1,436,600	2,227,445
Tanjong	379,610	1,436,362
†UEM Land Holdings	3,557,688	1,578,945
		15,079,015
Mexico–7.23%
America Movil Series L ADR	186,321	7,214,349
†Bolsa Mexicana de Valores	557,718	510,153
*†Cemex ADR	345,760	3,229,397
*†Consorcio	2,224,100	967,404
Fomento Economico Mexicano ADR	175,129	5,646,159
Grupo Mexico Series B	1	1
Grupo Televisa ADR	695,271	11,819,607
		29,387,070
Pakistan–0.11%
@Oil & Gas Development GDR	48,282	466,221
		466,221
Peru–0.83%
Cia de Minas Buenaventura ADR	140,940	3,386,788
		3,386,788
Philippines–0.32%
Philippine Long Distance Telephone ADR	25,926	1,289,041
		1,289,041

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Poland–1.12%
Polski Koncern Naftowy Orlen	293,760	$2,441,368
Telekomunikacja Polska	434,628	2,104,540
		4,545,908
Republic of Korea–12.45%
Cheil Industries	28,260	1,017,520
CJ	51,355	1,748,358
†D&Shop	279,500	422,056
Daelim Industrial	11,659	565,207
GS Holdings	50,000	1,172,733
Hyundai Elevator	20,899	1,083,640
*KB Financial Group ADR	173,146	5,767,493
Korea Electric Power	127,730	2,970,815
Korea Electric Power ADR	478,151	5,498,737
KT	112,200	3,234,507
*LG Display ADR	146,609	1,831,146
Lotte Chilsung Beverage	9	6,001
Lotte Confectionery	3,008	2,359,586
Samsung C&T	37,471	1,262,456
Samsung Electronics	22,930	10,648,384
†SK Communications	107,325	803,170
SK Energy	44,113	3,546,896
SK Holdings	9,171	766,168
SK Telecom	13,785	1,881,542
*SK Telecom ADR	265,965	4,029,370
		50,615,785
Russia–9.07%
†@Chelyabinsk Zink Plant GDR	77,800	140,040
=†@Fifth Power Generation GDR	15,100	28,093
Gazprom ADR	605,610	12,536,128
*LUKOIL ADR	187,068	8,300,208
LUKOIL ADR
(London International Exchange)	26,333	1,177,085
MMC Norilsk Nickel ADR	97,975	901,370
Mobile TeleSystems ADR	69,401	2,562,979
Sberbank	4,008,801	5,071,133
Surgutneftegaz ADR	336,052	2,335,561
=†TGK-5 GDR	6,230	6,874
*VTB Bank GDR	774,991	1,704,980
*†Wimm-Bill-Dann Foods ADR	38,800	2,132,060
		36,896,511
South Africa–10.39%
ArcelorMittal Steel South Africa	274,702	3,400,835
Barloworld	117,710	592,060
Gold Fields ADR	340,348	4,101,193
Impala Platinum Holdings	152,575	3,371,326
JD Group	545,025	2,857,955
JSE	162,430	1,021,031
Sasol	121,822	4,263,612
Sasol ADR	73,227	2,549,764
Standard Bank Group	317,616	3,652,136
*Steinhoff International Holdings	418,714	727,349
Sun International	188,959	1,869,994
*Telkom	148,490	731,093
*Tiger Brands	49,997	933,960
Tongaat Hulett	240,987	2,808,495
†Vodacom Group	1,261,531	9,354,364
		42,235,167
Taiwan–7.10%
Cathay Financial Holding	2,027,747	2,995,957
Evergreen Marine	5,532,000	2,752,532
†Formosa Chemicals & Fibre	2,255,330	3,390,545
MediaTek	338,603	4,039,323
President Chain Store	1,461,549	3,740,605
Siliconware Precision Industries ADR	101,000	626,200
Taiwan Semiconductor Manufacturing	2,324,245	3,869,025
United Microelectronics	7,517,461	2,516,497
*United Microelectronics ADR	628,254	1,658,591
Walsin Lihwa	10,268,100	3,281,042
		28,870,317
Thailand–2.37%
Bangkok Bank	717,191	2,357,658
PTT Exploration & Production - Foreign	580,023	2,315,325
Siam Cement NVDR	1,088,634	4,952,693
		9,625,676
Turkey–4.05%
Alarko Gayrimenkul Yatirim Ortakligi	29,369	322,097
Alarko Holding	1,094,814	2,046,183
Haci Omer Sabanci Holding	369,444	992,569
†Turk Sise ve Cam Fabrikalari	1,855,229	1,516,979
Turkcell Iletisim Hizmet	414,125	2,297,783
Turkcell Iletisim Hizmet ADR	237,790	3,295,769
Turkiye Is Bankasi Class C	1,515,496	4,465,008
*Yazicilar Holding Class A	347,478	1,522,098
		16,458,486
United Kingdom–1.28%
Anglo American	85,826	2,490,178
Anglo American ADR	104,315	1,527,172
Griffin Mining	1,846,472	1,146,497
Mwana Africa	470,093	61,084
		5,224,931
United States–0.60%
ConocoPhillips	58,410	2,456,725
		2,456,725
Total Common Stock
(cost $521,388,978)		391,266,752

PREFERRED STOCK–4.26%Δ
Brazil–2.14%
†Braskem Class A	324,568	1,188,080
Jereissati Participacoes 5.23%	1,228,595	426,519
Vale Class A 3.81%	461,280	7,088,464
		8,703,063
Republic of Korea–1.57%
CJ 7.95%	31,500	476,898
CJ Cheiljedang 2.16%	17,300	658,182
Hyundai Motor 3.04%	76,342	1,805,547
Samsung Electronics 1.37%	11,195	3,424,890
		6,365,517

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK (continued)
Russia–0.55%
@AK Transneft 3.75%	4,387	$2,237,370
		2,237,370
Total Preferred Stock
(cost $23,267,309)		17,305,950

PARTICIPATION NOTES–0.06%
India–0.06%
=#@†Lehman Indian Oil CW LEPO 144A	100,339	67,056
=#@†Lehman Oil & Natural Gas
CW LEPO 144A	146,971	197,104
Total Participation Notes
(cost $4,952,197)		264,160

Total Value of Securities
Before Securities Lending
Collateral–100.54%
(cost $549,608,484)		408,836,862

SECURITIES LENDING
COLLATERAL**–6.01%
Investment Companies
Mellon GSL DBT II Collateral Fund	8,956,002	8,956,002
BNY Mellon SL DBT II
Liquidating Fund	15,882,288	15,484,938
†Mellon GSL Reinvestment Trust II	521,138	52
Securities Lending Collateral
(cost $25,359,428)		24,440,992

TOTAL VALUE OF SECURITIES–106.55% (cost $574,967,912)		433,277,854 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(6.24%)		(25,359,428)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.31%)		(1,279,958)
NET ASSETS APPLICABLE TO 29,166,149 SHARES OUTSTANDING–100.00%		$406,638,468
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
($187,006,678 / 13,407,758 Shares)		$13.95
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
($219,631,790 / 15,758,391 Shares)		$13.94
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)		$560,562,513
Undistributed net investment income		2,830,474
Accumulated net realized loss on investments		(15,173,398)
Net unrealized depreciation of investments and foreign currencies		(141,581,121)
Total net assets		$406,638,468
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector allocations.”
†	Non income producing security.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $332,908, which represented 0.08% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $7,145,527, which represented 1.76% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $13,940,880 which represented 3.43% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©	Includes $23,962,750 of securities loaned.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipts
BRL – Brazilian Real
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

Emerging Markets Series-5

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
BRL	3,120,000	USD	(1,617,083)	7/1/09	$(24,231)
BRL	(37,107)	USD	18,861	7/1/09	(83)
					$(24,314)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Emerging Markets Series-6

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,025,258
Interest	3,028
Securities lending income	178,907
Foreign tax withheld	(468,953)
5,738,240

EXPENSES:
Management fees	2,150,390
Distribution expenses – Service Class	266,413
Custodian fees	80,085
Accounting and administration expenses	68,812
Dividend disbursing and transfer agent fees and expenses	31,123
Legal fees	30,719
Reports and statements to shareholders	29,008
Audit and tax	15,512
Trustees’ fees	12,241
Pricing fees	4,739
Insurance fees	4,646
Consulting fees	2,728
Dues and services	2,159
Trustees’ expenses	841
Registration fees	137
2,699,553
Less fees waived	(18,788)
Less waiver of distribution expenses – Service Class	(44,402)
Total operating expenses	2,636,363

NET INVESTMENT INCOME	3,101,877

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(14,466,401)
Foreign currencies	(232,413)
Net realized loss	(14,698,814)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	109,678,612

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES	94,979,798

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$98,081,675

See accompanying notes

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$3,101,877	$7,172,467
Net realized gain (loss) on investments and
foreign currencies	(14,698,814)	15,591,572
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	109,678,612	(372,065,894)
Net increase (decrease) in net assets
resulting from operations	98,081,675	(349,301,855)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,625,767)	(4,335,219)
Service Class	(1,951,606)	(3,380,039)
Net realized gain on investments:
Standard Class	(8,181,947)	(44,109,323)
Service Class	(8,275,986)	(41,526,196)
	(21,035,306)	(93,350,777)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	31,534,958	77,544,753
Service Class	35,391,657	126,961,564
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,807,714	48,444,542
Service Class	10,227,592	44,906,235
	87,961,921	297,857,094
Cost of shares repurchased:
Standard Class	(51,015,760)	(91,543,778)
Service Class	(32,386,757)	(98,916,962)
	(83,402,517)	(190,460,740)
Increase in net assets derived
from capital share transactions	4,559,404	107,396,354

NET INCREASE (DECREASE) IN
NET ASSETS	81,605,773	(335,256,278)

NET ASSETS:
Beginning of period	325,032,695	660,288,973
End of period (including undistributed
net investment income of $2,830,474
and $4,534,371, respectively)	$406,638,468	$325,032,695

See accompanying notes

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$11.290	$27.840	$22.240	$18.200	$14.500	$11.180

Income (loss) from investment operations:
Net investment income[2]	0.114	0.282	0.267	0.457	0.412	0.263
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.291	(12.865)	7.564	4.340	3.519	3.388
Total from investment operations	3.405	(12.583)	7.831	4.797	3.931	3.651

Less dividends and distributions from:
Net investment income	(0.181)	(0.355)	(0.419)	(0.243)	(0.051)	(0.331)
Net realized gain on investments	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)	–
Total dividends and distributions	(0.745)	(3.967)	(2.231)	(0.757)	(0.231)	(0.331)

Net asset value, end of period	$13.950	$11.290	$27.840	$22.240	$18.200	$14.500

Total return[3]	31.67%	(51.56% )	38.86%	27.13%	27.49%	33.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,006	$159,025	$346,779	$189,572	$120,292	$36,966
Ratio of expenses to average net assets	1.40%	1.41%	1.47%	1.51%	1.47%	1.50%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.41%	1.41%	1.48%	1.56%	1.57%	1.63%
Ratio of net investment income to average net assets	1.93%	1.48%	1.09%	2.37%	2.55%	2.15%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.92%	1.48%	1.08%	2.32%	2.45%	2.02%
Portfolio turnover	28%	42%	92%	67%	18%	34%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$11.250	$27.750	$22.180	$18.160	$14.480	$11.170

Income (loss) from investment operations:
Net investment income[2]	0.099	0.235	0.205	0.409	0.372	0.231
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.288	(12.829)	7.548	4.328	3.507	3.397
Total from investment operations	3.387	(12.594)	7.753	4.737	3.879	3.628

Less dividends and distributions from:
Net investment income	(0.133)	(0.294)	(0.371)	(0.203)	(0.019)	(0.318)
Net realized gain on investments	(0.564)	(3.612)	(1.812)	(0.514)	(0.180)	–
Total dividends and distributions	(0.697)	(3.906)	(2.183)	(0.717)	(0.199)	(0.318)

Net asset value, end of period	$13.940	$11.250	$27.750	$22.180	$18.160	$14.480

Total return[3]	31.53%	(51.68% )	38.51%	26.81%	27.11%	33.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,632	$166,008	$313,510	$157,737	$78,576	$12,045
Ratio of expenses to average net assets	1.65%	1.66%	1.72%	1.76%	1.72%	1.75%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.71%	1.71%	1.78%	1.86%	1.87%	1.93%
Ratio of net investment income to average net assets	1.68%	1.23%	0.84%	2.12%	2.30%	1.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.62%	1.18%	0.78%	2.02%	2.15%	1.72%
Portfolio turnover	28%	42%	92%	67%	18%	34%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series:Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) does not exceed 1.36% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $8,602 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$418,053	$4,550	$45,845	$6,115
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $19,267 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,479,014
Sales	$54,770,402

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$576,103,636	$28,688,842	$(171,514,624)	$(142,825,782)

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$389,960,663	$1,237,340	$68,749	$391,266,752
Other	17,305,950	–	264,160	17,570,110
Securities Lending Collateral	8,956,002	15,484,938	52	24,440,992
Total	$416,222,615	$16,722,278	$332,961	$433,277,854

Derivatives	$–	$(24,314)	$–	$(24,314)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Total	Common		Lending
	Series	Stock	Other	Collateral
Balance as of 12/31/08	$1,986,739	$28,830	$1,940,711	$17,198
Net change in unrealized
appreciation/depreciation	(1,687,899)	5,798	(1,676,551)	(17,146)
Net purchases, sales, and settlements	34,121	34,121	–	–
Balance as of 6/30/09	$332,961	$68,749	$264,160	$52

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(1,687,899)	$5,798	$(1,676,551)	$(17,146)

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$9,069,133	$68,391,102
Long-term capital gain	11,966,173	24,959,675
	$21,035,306	$93,350,777
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$560,562,513
Undistributed ordinary income	2,973,744
Realized losses 1/1/09 – 6/30/09	(14,180,944)
Unrealized depreciation of investments
and foreign currencies	(142,716,845)
Net assets	$406,638,468

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(228,401)	$228,401

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	2,640,365	4,167,059
Service Class	2,873,338	6,514,036

Shares issued upon reinvestment of dividends and distributions:
Standard Class	938,985	2,388,784
Service Class	888,583	2,217,592
	7,341,271	15,287,471
Shares repurchased:
Standard Class	(4,258,483)	(4,925,390)
Service Class	(2,758,410)	(5,273,657)
	(7,016,893)	(10,199,047)
Net increase	324,378	5,088,424

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $23,962,750, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Emerging Markets Series-15

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information

Board Consideration of Delaware VIP Emerging Markets Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Emerging Markets Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the second quartile. The Lipper report further showed that the Series’ total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives being implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, created as an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPEM [6/09] DG3 8/09 (4772)	Emerging Markets Series-17

Delaware VIP® Trust
Delaware VIP Growth Opportunities Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,157.90	1.03%	$5.51
Service Class	1,000.00	1,156.80	1.28%	6.85
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.69	1.03%	$5.16
Service Class	1,000.00	1,018.45	1.28%	6.41

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Opportunities Series-1

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	101.11%
Basic Industry/Capital Goods	9.18%
Business Services	10.83%
Consumer Durables	1.58%
Consumer Non-Durables	14.31%
Consumer Services	3.18%
Energy	8.70%
Financials	4.09%
Health Care	20.31%
Technology	26.61%
Transportation	2.32%
Discount Note	0.38%
U.S. Treasury Obligation	0.09%
Securities Lending Collateral	13.06%
Total Value of Securities	114.64%
Obligation to Return Securities Lending Collateral	(13.67%)
Liabilities Net of Receivables and Other Assets	(0.97%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Cardinal Health	4.22%
Stryker	3.80%
Forest Laboratories	2.99%
Dollar Tree	2.86%
Urban Outfitters	2.61%
Sybase	2.54%
F5 Networks	2.47%
Abraxis BioScience	2.37%
Hunt (J.B.) Transport Services	2.32%
Brocade Communications Systems	2.25%

Growth Opportunities Series-2

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–101.11%²
Basic Industry/Capital Goods–9.18%
*Agrium	7,700	$307,153
Flowserve	4,900	342,069
Joy Global	12,400	442,928
†Mettler-Toledo International	2,400	185,160
†Quanta Services	14,600	337,698
Roper Industries	10,800	489,348
		2,104,356
Business Services–10.83%
†Corrections Corporation of America	17,700	300,723
Dun & Bradstreet	4,300	349,203
Expeditors International of Washington	10,100	336,734
†Fiserv	9,300	425,010
Global Payments	9,400	352,124
†Hewitt Associates Class A	11,700	348,426
*†Iron Mountain	12,900	370,875
		2,483,095
Consumer Durables–1.58%
†LKQ	22,000	361,900
		361,900
Consumer Non-Durables–14.31%
*†Amazon.com	5,400	451,764
†Chico’s FAS	35,800	348,334
Church & Dwight	4,100	222,671
†Dollar Tree	15,600	656,760
Flowers Foods	21,150	461,916
Gap	18,400	301,760
Staples	11,800	238,006
†Urban Outfitters	28,700	598,969
		3,280,180
Consumer Services–3.18%
DeVry	7,200	360,288
Host Hotels & Resorts	13,400	112,426
*†Wynn Resorts	7,300	257,690
		730,404
Energy–8.70%
Chesapeake Energy	14,500	287,535
*Core Laboratories	3,997	348,339
*Diamond Offshore Drilling	4,500	373,725
†First Solar	1,600	259,392
†National Oilwell Varco	9,200	300,472
Noble Energy	7,200	424,584
		1,994,047
Financials–4.09%
†Affiliated Managers Group	4,100	238,579
Aon	7,400	280,238
Northern Trust	3,500	187,880
People’s United Financial	15,400	231,616
		938,313
Health Care–20.31%
†@Abraxis BioScience	14,749	543,648
†Biogen Idec	8,900	401,835
Cardinal Health	31,700	968,435
†Charles River Laboratories International	13,600	459,000
†Forest Laboratories	27,300	685,503
†Sepracor	29,600	512,672
†Stericycle	4,200	216,426
Stryker	21,900	870,306
		4,657,825
Technology–26.61%
Activision Blizzard	30,100	380,163
†Akamai Technologies	18,000	345,240
†American Tower Class A	11,100	349,983
ASML Holding	16,421	355,515
†Broadcom Class A	14,700	364,413
†Brocade Communications Systems	66,000	516,120
†Citrix Systems	11,000	350,790
†Commscope	19,400	509,444
†F5 Networks	16,400	567,276
†Lam Research	14,200	369,200
†LSI	79,100	360,696
†Nuance Communications	37,900	458,211
†Polycom	11,700	237,159
†Red Hat	17,600	354,288
*†Sybase	18,600	582,924
		6,101,422
Transportation–2.32%
*Hunt (J.B.) Transport Services	17,400	531,222
		531,222
Total Common Stock
(cost $21,372,354)		23,182,764

	Principal
	Amount
≠DISCOUNT NOTE–0.38%
Federal Home Loan Bank 0.01% 7/1/09	$87,528	87,528
Total Discount Note (cost $87,528)		87,528

≠U.S. TREASURY OBLIGATION–0.09%
U.S. Treasury Bill 0.088% 7/23/09	21,474	21,473
Total U.S. Treasury Obligation
(cost $21,473)		21,473

Total Value of Securities Before
Securities Lending Collateral–101.58%
(cost $21,481,355)		23,291,765

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–13.06%
Investment Companies
Mellon GSL DBT II Collateral Fund	729,554	729,554
BNY Mellon SL DBT II Liquidating Fund	2,322,239	2,264,141
†Mellon GSL Reinvestment Trust II	83,589	8
Total Securities Lending Collateral
(cost $3,135,382)		2,993,703

Growth Opportunities Series-3

Delaware VIP® Growth Opportunities Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–114.64% (cost $24,616,737)	$26,285,468 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(13.67%)	(3,135,382)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)	(221,480)
NET ASSETS APPLICABLE TO 1,778,258 SHARES OUTSTANDING–100.00%	$22,928,606
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($16,484,553 / 1,270,343 Shares)	$12.98
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($6,444,053 / 507,915 Shares)	$12.69
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$27,445,055
Accumulated net realized loss on investments	(6,185,180)
Net unrealized appreciation of investments	1,668,731
Total net assets	$22,928,606
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at time of purchase.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $543,648 which represented 2.37% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $3,041,708 of securities loaned.
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes

Growth Opportunities Series-4

Delaware VIP® Trust —
Delaware VIP Growth Opportunities Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$78,123
Interest	324
Securities lending income	16,662
Foreign tax withheld	(472)
94,637

EXPENSES:
Management fees	80,563
Distribution expenses – Service Class	9,245
Reports and statements to shareholders	8,781
Audit and tax	6,444
Dividend disbursing and transfer agent fees and expenses	5,886
Accounting and administration expenses	4,297
Legal fees	1,895
Dues and services	919
Trustees’ fees	779
Insurance fees	320
Custodian fees	255
Pricing fees	218
Consulting fees	177
Trustees’ expenses	56
Registration fees	23
119,858
Less waiver of distribution expenses – Service Class	(1,541)
Total operating expenses	118,317

NET INVESTMENT LOSS	(23,680)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(2,771,293)
Net change in unrealized appreciation/depreciation
of investments	5,931,457

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	3,160,164

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$3,136,484

See accompanying notes

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(23,680)	$(120,469)
Net realized loss on investments	(2,771,293)	(3,286,557)
Net change in unrealized appreciation/
depreciation of investments	5,931,457	(12,581,485)
Net increase (decrease) in net assets resulting
from operations	3,136,484	(15,988,511)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	–	(3,036,756)
Service Class	–	(1,194,551)
	–	(4,231,307)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,280,643	1,098,723
Service Class	537,975	1,374,874
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	–	3,036,756
Service Class	–	1,194,551
	1,818,618	6,704,904
Cost of shares repurchased:
Standard Class	(2,194,221)	(6,341,841)
Service Class	(1,107,415)	(2,884,740)
	(3,301,636)	(9,226,581)
Decrease in net assets derived
from capital share transactions	(1,483,018)	(2,521,677)

NET INCREASE (DECREASE)
IN NET ASSETS	1,653,466	(22,741,495)

NET ASSETS:
Beginning of period	21,275,140	44,016,635
End of period (there was no undistributed net
investment income at either period end)	$22,928,606	$21,275,140

See accompanying notes

Growth Opportunities Series-5

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$11.210	$21.360	$18.910	$17.780	$15.960	$14.190

Income (loss) from investment operations:
Net investment loss[2]	(0.009)	(0.047)	(0.050)	(0.021)	(0.056)	(0.031)
Net realized and unrealized gain (loss) on investments	1.779	(7.975)	2.500	1.151	1.876	1.801
Total from investment operations	1.770	(8.022)	2.450	1.130	1.820	1.770

Less dividends and distributions from:
Net realized gain on investments	–	(2.128)	–	–	–	–
Total dividends and distributions	–	(2.128)	–	–	–	–

Net asset value, end of period	$12.980	$11.210	$21.360	$18.910	$17.780	$15.960

Total return[3]	15.79%	(40.55% )	12.96%	6.36%	11.40%	12.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,485	$15,173	$31,945	$38,859	$46,000	$56,875
Ratio of expenses to average net assets	1.03%	0.97%	0.90%	0.91%	0.90%	0.84%
Ratio of net investment loss to average net assets	(0.15% )	(0.29% )	(0.24% )	(0.11% )	(0.35% )	(0.21% )
Portfolio turnover	118%	101%	91%	67%	75%	94%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Growth Opportunities Series-6

Delaware VIP® Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07		12/31/06		12/31/05		12/31/04
Net asset value, beginning of period	$10.970	$21.010	$18.640		$17.580		$15.810		$14.100

Income (loss) from investment operations:
Net investment loss[2]	(0.023)	(0.087)	(0.101)		(0.066)		(0.096)		(0.066)
Net realized and unrealized gain (loss) on investments	1.743	(7.825)	2.471		1.126		1.866		1.776
Total from investment operations	1.720	(7.912)	2.370		1.060		1.770		1.710

Less dividends and distributions from:
Net realized gain on investments	–	(2.128)	–		–		–		–
Total dividends and distributions	–	(2.128)	–		–		–		–

Net asset value, end of period	$12.690	$10.970	$21.010		$18.640		$17.580		$15.810

Total return[3]	15.68%	(40.71% )	12.71%		6.03%		11.20%		12.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,444	$6,102	$12,072		$12,196		$14,048		$15,082
Ratio of expenses to average net assets	1.28%	1.22%	1.15%		1.16%		1.15%		1.09%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.33%	1.27%	1.20%		1.21%		1.20%		1.14%
Ratio of net investment loss to average net assets	(0.40% )	(0.54% )	(0.49%	)	(0.36%	)	(0.60%	)	(0.46%	)
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly	(0.45% )	(0.59% )	(0.54%	)	(0.41%	)	(0.65%	)	(0.51%	)
Portfolio turnover	118%	101%	91%		67%		75%		94%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Growth Opportunities Series-7

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

Growth Opportunities Series-8

Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $537 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$14,610	$533	$1,401	$451
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $1,189 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,476,213
Sales	13,360,758

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$24,886,348	$2,519,678	$(1,120,558)	$1,399,120

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable

Growth Opportunities Series-9

Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

3. Investments (continued) inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$23,182,764	$–	$–	$23,182,764
Short-Term	–	87,528	–	87,528
U.S. Treasury Obligations	21,473	–	–	21,473
Securities Lending Collateral	729,554	2,264,141	8	2,993,703
Total	$23,933,791	$2,351,669	$8	$26,285,468

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$2,758
Net change in unrealized appreciation/depreciation	(2,750)
Balance as of 6/30/09	$8

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(2,750)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year
Ended
12/31/08
Long-term capital gain	$4,231,307

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$27,445,055
Capital loss carryforwards as of 12/31/08	(1,717,628)
Realized losses 1/1/09 – 6/30/09	(4,197,941)
Unrealized appreciation of investments	1,399,120
Net assets	$22,928,606

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Growth Opportunities Series-10

Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated
Net Investment	Paid-in
Loss	Capital
$23,680	$(23,680)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $1,717,628 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $4,197,941, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	108,621	70,431
Service Class	46,686	90,473

Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	189,560
Service Class	–	76,038
	155,307	426,502
Shares repurchased:
Standard Class	(191,924)	(402,049)
Service Class	(94,872)	(184,994)
	(286,796)	(587,043)
Net decrease	(131,489)	(160,541)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral

Growth Opportunities Series-11

Delaware VIP® Growth Opportunities Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $3,041,708, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Growth Opportunities Series-12

Delaware VIP® Trust — Delaware VIP Growth Opportunities Series
Other Series Information

Board Consideration of Delaware VIP Growth Opportunities Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Growth Opportunities Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three-, five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that although the actual management fee was in the quartile with the second highest expenses of its Expense Group, total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Series in comparison to those of its Expense Group.

Growth Opportunities Series-13

Delaware VIP® Growth Opportunities Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPGO [6/09] DG3 8/09 (4772)	Growth Opportunities Series-14

Delaware VIP® Trust
Delaware VIP High Yield Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,248.00	0.75%	$4.18
Service Class	1,000.00	1,247.50	1.00%	5.57
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Types and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Security Types	of Net Assets
Convertible Bonds	1.79%
Corporate Bonds	87.95%
Basic Industry	9.29%
Brokerage	0.58%
Capital Goods	4.57%
Consumer Cyclical	8.80%
Consumer Non-Cyclical	4.65%
Energy	10.26%
Finance & Investments	8.76%
Media	6.06%
Real Estate	0.32%
Services Cyclical	8.51%
Services Non-Cyclical	7.04%
Technology & Electronics	2.64%
Telecommunications	12.79%
Utilities	3.68%
Senior Secured Loans	4.24%
Common Stock	0.53%
Convertible Preferred Stock	0.43%
Preferred Stocks	0.24%
Warrants	0.00%
Discount Note	1.36%
U.S. Treasury Obligation	0.33%
Securities Lending Collateral	5.21%
Total Value of Securities	102.08%
Obligation to Return Securities Lending Collateral	(5.43%)
Receivables and Other Assets Net of Liabilities	3.35%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	5.11%
AA	0.28%
A	1.90%
BBB	4.89%
BB	30.59%
B	42.28%
CCC	13.97%
Not Rated	0.98%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–1.79%
Beazer Homes USA 4.625% exercise price
$49.64, expiration date 6/15/24	$800,000	$482,000
#Host Hotels & Resorts 144A 3.25%
exercise price $16.00,
expiration date 4/15/24	915,000	888,694
Interpublic Group 4.25% exercise price
$12.42, expiration date 3/15/23	910,000	812,175
†Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21	785,000	0
NII Holdings 3.125% exercise price
$118.32, expiration date 6/15/12	1,275,000	986,531
ProLogis 2.25% exercise price $75.98,
expiration date 4/1/37	2,250,000	1,811,250
#SVB Financial Group 144A 3.875%
exercise price $53.04,
expiration date 4/15/11	155,000	139,888
#Virgin Media 144A 6.50% exercise price
$19.22, expiration date 11/15/16	2,320,000	1,809,600
Total Convertible Bonds
(cost $6,485,315)		6,930,138

CORPORATE BONDS–87.95%
Basic Industry–9.29%
California Steel Industries
6.125% 3/15/14	1,120,000	952,000
Domtar
* 7.125% 8/15/15	920,000	772,800
7.875% 10/15/11	10,000	9,800
@#Evraz Group 144A 9.50% 4/24/18	2,465,000	1,916,538
Freeport McMoRan Copper & Gold
8.25% 4/1/15	1,213,000	1,226,513
8.375% 4/1/17	1,490,000	1,503,288
Georgia-Pacific
* 7.70% 6/15/15	600,000	564,000
* 8.875% 5/15/31	1,235,000	1,074,450
* 9.50% 12/1/11	430,000	445,050
# 144A 7.125% 1/15/17	635,000	593,725
Huntsman International
7.375% 1/1/15	1,315,000	1,038,850
7.875% 11/15/14	1,635,000	1,303,913
Innophos 8.875% 8/15/14	1,890,000	1,738,800
@#Innophos Holdings 144A
9.50% 4/15/12	1,005,000	884,400
#MacDermid 144A 9.50% 4/15/17	2,837,000	2,085,195
Nalco
* 8.875% 11/15/13	2,500,000	2,562,499
# 144A 8.25% 5/15/17	350,000	353,500
•Noranda Aluminium Acquisition PIK
5.413% 5/15/15	1,466,966	816,000
Norske Skog Canada 8.625% 6/15/11	1,870,000	1,131,350
@=Port Townsend 12.431% 8/27/12	558,395	404,836
@Potlatch 12.50% 12/1/09	2,078,000	2,143,739
Rock-Tenn 9.25% 3/15/16	1,090,000	1,114,525
Rockwood Specialties Group
7.50% 11/15/14	1,375,000	1,299,375
Ryerson
• 8.403% 11/1/14	990,000	725,175
12.00% 11/1/15	845,000	692,900
@#Sappi Papier Holding 144A
6.75% 6/15/12	2,075,000	1,391,916
@#Steel Capital 144A 9.75% 7/29/13	995,000	820,875
#Steel Dynamics 144A 8.25% 4/15/16	1,845,000	1,748,138
#Teck Resources
* 10.25% 5/15/16	605,000	634,516
10.75% 5/15/19	1,210,000	1,302,754
United States Steel 7.00% 2/1/18	1,800,000	1,566,128
#Vedanta Resources 144A 9.50% 7/18/18	1,475,000	1,231,625
		36,049,173
Brokerage–0.58%
JPMorgan Chase Capital XXV
6.80% 10/1/37	175,000	150,930
LaBranche 11.00% 5/15/12	2,310,000	2,116,537
		2,267,467
Capital Goods–4.57%
#BWAY 144A 10.00% 4/15/14	2,810,000	2,817,025
*Graham Packaging 9.875% 10/15/14	2,650,000	2,477,750
*Graphic Packaging International
8.50% 8/15/11	426,000	423,870
9.50% 8/15/13	2,720,000	2,611,200
# 144A 9.50% 6/15/17	525,000	519,750
@Intertape Polymer 8.50% 8/1/14	837,000	373,511
*Iron Mountain 8.00% 6/15/20	840,000	785,400
Moog 7.25% 6/15/18	975,000	916,500
Owens Corning 6.50% 12/1/16	1,090,000	956,800
#Plastipak Holdings 144A
8.50% 12/15/15	1,050,000	946,313
Pregis 12.375% 10/15/13	270,000	202,500
*RBS Global/Rexnord 11.75% 8/1/16	1,410,000	1,046,925
Solo Cup
8.50% 2/15/14	1,265,000	1,043,625
# 144A 10.50% 11/1/13	250,000	251,875
Thermadyne Holdings 10.00% 2/1/14	1,840,000	1,235,100
USG 6.30% 11/15/16	1,530,000	1,139,850
		17,747,994
Consumer Cyclical–8.80%
#Allison Transmission 144A
11.00% 11/1/15	1,295,000	1,029,525
*Associated Materials 9.75% 4/15/12	1,320,000	1,161,600
Beazer Homes USA 8.625% 5/15/11	580,000	397,300
Building Materials 7.75% 8/1/14	1,360,000	1,217,200
Carrols 9.00% 1/15/13	520,000	490,100
*Denny’s 10.00% 10/1/12	660,000	643,500
*Dollar General PIK 11.875% 7/15/17	765,000	830,025
Ford Motor Credit
• 3.889% 1/13/12	670,000	519,250
7.25% 10/25/11	1,500,000	1,298,058
7.375% 10/28/09	940,000	932,014
* 7.80% 6/1/12	2,515,000	2,165,291

High Yield Series-3

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Ford Motor Credit (continued)
8.00% 6/1/14	$1,345,000	$1,089,298
* 9.875% 8/10/11	2,080,000	1,924,981
*Goodyear Tire & Rubber
9.00% 7/1/15	1,810,000	1,800,950
10.50% 5/15/16	665,000	674,975
#Interface 144A 11.375% 11/1/13	280,000	291,200
#Invista 144A 9.25% 5/1/12	1,514,000	1,434,515
#Landry’s Restaurants 144A
14.00% 8/15/11	985,000	940,675
Levi Strauss 9.75% 1/15/15	1,840,000	1,817,000
M/I Homes 6.875% 4/1/12	770,000	619,850
Macy’s Retail Holdings
8.875% 7/15/15	1,879,000	1,820,400
10.625% 11/1/10	635,000	647,544
Meritage Homes
6.25% 3/15/15	331,000	261,490
7.00% 5/1/14	1,595,000	1,315,875
Mobile Mini 6.875% 5/1/15	1,025,000	858,438
Mohawk Industries 6.625% 1/15/16	1,015,000	903,058
New Albertsons 7.25% 5/1/13	605,000	583,825
OSI Restaurant Partners 10.00% 6/15/15	706,000	485,375
Ryland Group 8.40% 5/15/17	1,360,000	1,312,400
*Sally Holdings 10.50% 11/15/16	1,750,000	1,741,250
#Sealy Mattress 144A 10.875% 4/15/16	555,000	584,138
*Toys R Us 7.625% 8/1/11	1,410,000	1,311,300
#TRW Automotive 144A
7.00% 3/15/14	1,010,000	732,250
7.25% 3/15/17	445,000	309,275
		34,143,925
Consumer Non-Cyclical–4.65%
Alliance One International
8.50% 5/15/12	325,000	322,563
11.00% 5/15/12	460,000	483,000
# 144A 10.00% 7/15/16	945,000	900,113
Cornell 10.75% 7/1/12	525,000	522,375
Cott Beverages 8.00% 12/15/11	1,295,000	1,210,825
#Dole Food 144A 13.875% 3/15/14	1,420,000	1,569,099
Elan Finance
7.75% 11/15/11	450,000	418,500
8.875% 12/1/13	955,000	878,600
#Ingles Markets 144A 8.875% 5/15/17	1,105,000	1,091,188
*Jarden 7.50% 5/1/17	779,000	685,520
#JBS USA Finance 144A 11.625% 5/1/14	1,645,000	1,562,749
JohnsonDiversey Holdings
10.67% 5/15/13	1,450,000	1,225,250
#M-Foods Holdings 144A 9.75% 10/1/13	655,000	633,713
National Beef Packing 10.50% 8/1/11	1,215,000	1,196,775
Smithfield Foods
7.75% 5/15/13	970,000	800,250
# 144A 10.00% 7/15/14	1,635,000	1,622,737
Supervalu 8.00% 5/1/16	280,000	273,000
#Tyson Foods 144A 10.50% 3/1/14	1,050,000	1,144,500
Visant Holding 8.75% 12/1/13	1,535,000	1,515,813
		18,056,570
Energy–10.26%
AmeriGas Partners 7.125% 5/20/16	1,313,000	1,207,960
Berry Petroleum
10.25% 6/1/14	690,000	700,350
Bill Barrett 9.875% 7/15/16	250,000	237,930
Chesapeake Energy
* 6.375% 6/15/15	1,455,000	1,302,225
6.625% 1/15/16	497,000	438,603
7.25% 12/15/18	355,000	310,625
9.50% 2/15/15	820,000	830,250
Complete Production Service
8.00% 12/15/16	870,000	748,200
Copano Energy 7.75% 6/1/18	955,000	866,663
Denbury Resources
7.50% 4/1/13	215,000	206,400
9.75% 3/1/16	965,000	996,363
Dynergy Holdings 7.75% 6/1/19	2,840,000	2,225,849
El Paso
6.875% 6/15/14	836,000	784,373
* 7.00% 6/15/17	795,000	728,024
7.25% 6/1/18	35,000	32,490
#El Paso Performance-Linked Trust 144A
7.75% 7/15/11	1,013,000	999,210
Forest Oil 7.25% 6/15/19	1,370,000	1,233,000
Geophysique-Veritas
7.50% 5/15/15	307,000	283,208
7.75% 5/15/17	1,642,000	1,502,429
*# 144A 9.50% 5/15/16	100,000	100,250
#Helix Energy Solutions Group 144A
9.50% 1/15/16	1,995,000	1,830,412
#Hilcorp Energy I 144A
7.75% 11/1/15	1,339,000	1,138,150
9.00% 6/1/16	760,000	665,000
#Holly 144A 9.875% 6/15/17	1,005,000	979,875
Inergy Finance
6.875% 12/15/14	1,096,000	1,002,840
8.25% 3/1/16	819,000	784,193
# 144A 8.75% 3/1/15	85,000	83,513
International Coal Group
10.25% 7/15/14	1,630,000	1,157,300
Key Energy Services 8.375% 12/1/14	1,790,000	1,588,624
Mariner Energy 8.00% 5/15/17	1,928,000	1,609,879
MarkWest Energy Partners
8.75% 4/15/18	1,105,000	961,350
Massey Energy 6.875% 12/15/13	2,675,000	2,460,999
OPTI Canada
7.875% 12/15/14	1,925,000	1,256,063
8.25% 12/15/14	639,000	424,935
PetroHawk Energy
7.875% 6/1/15	925,000	860,250
9.125% 7/15/13	758,000	758,000
# 144A 10.50% 8/1/14	240,000	246,600
Petroleum Development 12.00% 2/15/18	1,155,000	975,975
*Quicksilver Resources 11.75% 1/1/16	960,000	998,400

High Yield Series-4

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Range Resources 7.25% 5/1/18	$950,000	$893,000
Regency Energy Partners
8.375% 12/15/13	758,000	735,260
#SandRidge Energy 144A 9.875% 5/15/16	1,000,000	970,000
#Tennessee Gas Pipeline 144A
8.00% 2/1/16	495,000	520,988
Whiting Petroleum 7.25% 5/1/13	1,239,000	1,180,148
		39,816,156
Finance & Investments–8.76%
•BAC Capital Trust XIV 5.63% 12/31/49	2,040,000	1,020,530
Bank of America 6.10% 6/15/17	2,230,000	1,967,942
BB&T Capital Trust I 5.85% 8/18/35	285,000	214,360
BB&T Capital Trust II 6.75% 6/7/36	315,000	252,681
Capital One Financial 6.15% 9/1/16	510,000	451,995
CIT Group
4.75% 12/15/10	405,000	318,029
5.40% 1/30/16	450,000	254,408
* 5.65% 2/13/17	2,120,000	1,197,741
5.85% 9/15/16	3,370,000	1,904,960
*# 144A 12.00% 12/18/18	1,680,000	790,007
Citigroup 6.125% 8/25/36	800,000	597,389
#GMAC 144A
6.00% 12/15/11	940,000	813,100
6.625% 5/15/12	1,639,000	1,384,955
6.875% 9/15/11	3,205,000	2,836,424
6.875% 8/28/12	1,553,000	1,312,285
International Lease Finance
5.25% 1/10/13	560,000	423,699
* 5.35% 3/1/12	205,000	160,105
5.55% 9/5/12	680,000	528,656
* 5.625% 9/20/13	1,045,000	790,144
•#Liberty Mutual Group 144A
10.75% 6/15/58	2,180,000	1,572,227
LVB Acquisition 11.625% 10/15/17	1,090,000	1,073,650
LVB Acquisition PIK 10.375% 10/15/17	855,000	831,488
MetLife 6.40% 12/15/36	1,050,000	752,719
•#MetLife Capital Trust X 144A
9.25% 4/8/38	2,100,000	1,873,299
@#Nuveen Investments 144A
10.50% 11/15/15	3,265,000	2,269,175
@Popular North America Capital Trust I
6.564% 9/15/34	2,305,000	1,231,990
•#Rabobank Nederland 144A
11.00% 12/29/49	980,000	1,093,013
Silicon Valley Bank
5.70% 6/1/12	250,000	235,834
6.05% 6/1/17	605,000	468,771
•USB Capital IX 6.189% 4/15/49	1,600,000	1,080,402
•Wells Fargo Capital XIII 7.70% 12/29/49	2,780,000	2,309,165
Zions Bancorporation
5.50% 11/16/15	1,215,000	875,638
* 6.00% 9/15/15	1,590,000	1,138,202
		34,024,983
Media–6.06%
Belo 6.75% 5/30/13	1,245,000	996,000
#‡Charter Communications Operating 144A
10.00% 4/30/12	2,120,000	2,051,100
* 10.375% 4/30/14	915,000	880,688
10.875% 9/15/14	3,675,000	3,821,999
CSC Holdings
6.75% 4/15/12	890,000	863,300
# 144A 8.50% 6/15/15	700,000	691,250
*DirecTV Holdings 7.625% 5/15/16	1,160,000	1,133,900
EchoStar 7.125% 2/1/16	1,050,000	984,375
#Expedia 144A 8.50% 7/1/16	900,000	868,500
Interpublic Group
6.25% 11/15/14	590,000	519,200
# 144A 10.00% 7/15/17	600,000	607,500
Lamar Media
6.625% 8/15/15	1,715,000	1,457,750
* 6.625% 8/15/15	305,000	268,400
*Mediacom Capital 9.50% 1/15/13	1,250,000	1,196,875
Nielsen Finance
* 10.00% 8/1/14	1,610,000	1,531,513
# 144A 11.625% 2/1/14	270,000	269,325
Quebecor Media 7.75% 3/15/16	935,000	852,019
#Rainbow National Services 144A
10.375% 9/1/14	893,000	929,836
#Univision Communications 144A
12.00% 7/1/14	810,000	799,875
#UPC Holding 144A 9.875% 4/15/18	940,000	898,875
Videotron
6.875% 1/15/14	45,000	41,850
9.125% 4/15/18	1,840,000	1,879,100
		23,543,230
Real Estate–0.32%
Ventas Realty/Capital 6.50% 6/1/16	1,390,000	1,252,738
		1,252,738
Services Cyclical–8.51%
*Aramark Services 8.50% 2/1/15	3,289,000	3,206,774
#Ashtead Capital 144A 9.00% 8/15/16	945,000	805,613
Cardtronics 9.25% 8/15/13	2,218,000	1,996,200
Delta Air Lines 7.92% 11/18/10	920,000	846,400
#Erac USA Finance 144A
6.375% 10/15/17	1,035,000	935,960
FTI Consulting 7.625% 6/15/13	1,047,000	1,023,443
@#Galaxy Entertainment Finance 144A
9.875% 12/15/12	1,980,000	1,673,100
Gaylord Entertainment
6.75% 11/15/14	840,000	632,100
8.00% 11/15/13	1,574,000	1,349,705
Global Cash Access 8.75% 3/15/12	1,733,000	1,611,690
#Harrah’s Operating Escrow 144A
11.25% 6/1/17	3,195,000	3,035,250
Hertz
* 8.875% 1/1/14	1,270,000	1,174,750
10.50% 1/1/16	725,000	648,875

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services Cyclical (continued)
Kansas City Southern de Mexico
9.375% 5/1/12	$752,000	$718,160
# 144A 12.50% 4/1/16	405,000	413,100
MGM MIRAGE
* 6.625% 7/15/15	610,000	401,075
* 7.50% 6/1/16	400,000	261,500
* 7.625% 1/15/17	1,310,000	854,775
*# 144A 11.125% 11/15/17	890,000	947,850
# 144A 13.00% 11/15/13	2,173,000	2,390,300
Pinnacle Entertainment
7.50% 6/15/15	2,225,000	1,913,500
* 8.25% 3/15/12	80,000	80,000
@#Pokagon Gaming Authority 144A
10.375% 6/15/14	2,025,000	1,994,625
RSC Equipment Rental
* 9.50% 12/1/14	1,340,000	1,082,050
# 144A 10.00% 7/15/17	845,000	822,819
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,195,000	1,008,293
8.03% 10/1/20	600,000	490,764
#Shingle Springs Tribal Gaming Authority
144A 9.375% 6/15/15	1,195,000	722,975
		33,041,646
Services Non-Cyclical–7.04%
Alliance Imaging 7.25% 12/15/12	1,050,000	1,023,750
*Bausch & Lomb 9.875% 11/1/15	1,920,000	1,843,200
Casella Waste Systems 9.75% 2/1/13	2,499,000	2,261,595
*Community Health Systems
8.875% 7/15/15	3,135,000	3,087,974
HCA
6.50% 2/15/16	2,605,000	2,116,563
9.25% 11/15/16	3,895,000	3,846,312
*HCA PIK 9.625% 11/15/16	613,000	608,403
•HealthSouth 7.218% 6/15/14	2,020,000	1,853,350
*Inverness Medical Innovations
9.00% 5/15/16	775,000	751,750
Lender Processing Services
8.125% 7/1/16	865,000	852,025
Psychiatric Solutions
* 7.75% 7/15/15	1,740,000	1,600,800
# 144A 7.75% 7/15/15	205,000	188,600
Select Medical 7.625% 2/1/15	3,445,000	2,816,287
Tenet Healthcare 7.375% 2/1/13	1,720,000	1,556,600
Universal Hospital Services PIK
8.50% 6/1/15	1,015,000	961,713
•US Oncology Holdings PIK
6.904% 3/15/12	2,305,000	1,953,488
		27,322,410
Technology & Electronics–2.64%
Amkor Technologies 7.75% 5/15/13	765,000	704,756
Anixter International 10.00% 3/15/14	645,000	645,000
Avago Technologies Finance
10.125% 12/1/13	1,090,000	1,117,250
Celestica 7.625% 7/1/13	1,940,000	1,901,200
*Flextronics International 6.25% 11/15/14	780,000	733,200
National Semiconductor 6.60% 6/15/17	780,000	683,222
Sanmina-SCI 8.125% 3/1/16	1,480,000	1,085,950
Sungard Data Systems
* 9.125% 8/15/13	1,487,000	1,412,650
10.25% 8/15/15	2,103,000	1,953,161
		10,236,389
Telecommunications–12.79%
@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0
Cincinnati Bell 7.00% 2/15/15	1,405,000	1,264,500
Citizens Communications
6.25% 1/15/13	795,000	735,375
7.125% 3/15/19	2,280,000	1,955,100
Cricket Communications
* 9.375% 11/1/14	2,062,000	2,041,380
# 144A 7.75% 5/15/16	910,000	880,425
*Crown Castle International
9.00% 1/15/15	815,000	833,338
#Digicel 144A
9.25% 9/1/12	904,000	881,400
12.00% 4/1/14	505,000	502,475
*#Digicel Group 144A 8.875% 1/15/15	1,430,000	1,194,050
*#DigitalGlobe 144A 10.50% 5/1/14	880,000	915,200
Frontier Communications
8.25% 5/1/14	555,000	527,250
GCI 7.25% 2/15/14	730,000	669,775
Hughes Network Systems/Finance
9.50% 4/15/14	1,963,000	1,923,740
Inmarsat Finance 10.375% 11/15/12	2,040,000	2,121,600
Intelsat Jackson Holdings
11.25% 6/15/16	4,573,000	4,687,324
#Intelsat Subsidiary Holding 144A
8.875% 1/15/15	1,295,000	1,256,150
Lucent Technologies 6.45% 3/15/29	1,759,000	1,007,028
MetroPCS Wireless
9.25% 11/1/14	2,420,000	2,416,974
# 144A 9.25% 11/1/14	175,000	174,125
Nextel Communications 7.375% 8/1/15	2,505,000	2,010,263
#Nordic Telephone Holdings 144A
8.875% 5/1/16	2,363,000	2,292,110
#PAETEC Holding 144A 8.875% 6/30/17	1,055,000	996,975
#Qwest 144A 8.375% 5/1/16	1,230,000	1,193,100
Qwest Communications International
7.50% 2/15/14	840,000	770,700
Sprint Capital 8.375% 3/15/12	415,000	410,850
Sprint Nextel 6.00% 12/1/16	4,960,000	4,079,599
#Telesat Canada/Telesat 144A
11.00% 11/1/15	1,320,000	1,359,600
12.50% 11/1/17	1,195,000	1,183,050
#Terremark Worldwide 144A
12.00% 6/15/17	975,000	940,875

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Time Warner Telecom Holdings
9.25% 2/15/14	$2,028,000	$2,022,930
@#VimpelCom 144A 9.125% 4/30/18	2,425,000	2,067,313
Virgin Media Finance 8.75% 4/15/14	1,415,000	1,386,700
#Wind Acquisition Finance 144A
10.75% 12/1/15	1,065,000	1,070,325
Windstream 8.125% 8/1/13	1,937,000	1,883,733
		49,655,332
Utilities–3.68%
AES
8.00% 10/15/17	1,457,000	1,362,295
8.00% 6/1/20	715,000	645,288
# 144A 8.75% 5/15/13	576,000	587,520
Edison Mission
* 7.00% 5/15/17	325,000	251,063
7.20% 5/15/19	600,000	450,000
Elwood Energy 8.159% 7/5/26	1,738,291	1,453,747
Midwest Generation 8.30% 7/2/09	246,441	245,209
Mirant Americas Generation
8.50% 10/1/21	1,900,000	1,510,500
◆Mirant Mid Atlantic Pass Through Trust
Series A 8.625% 6/30/12	873,452	869,084
NRG Energy
7.375% 2/1/16	3,330,000	3,159,337
* 7.375% 1/15/17	400,000	378,000
Orion Power Holdings 12.00% 5/1/10	1,606,000	1,670,239
RRI Energy 6.75% 12/15/14	757,000	733,344
*Texas Competitive Electric Holdings
10.25% 11/1/15	1,570,000	985,175
		14,300,801
Total Corporate Bonds
(cost $338,242,311)		341,458,814

«SENIOR SECURED LOANS–4.24%
Calpine Term Tranche Loan T1
4.095% 3/29/14	1,035,000	919,753
Flextronics International
Term Tranche Loan A2
2.678% 10/1/14	759,988	636,490
Term Tranche Loan A3
2.678% 10/1/14	886,653	742,572
Ford Motor Term Tranche Loan B
3.593% 12/15/13	7,292,002	5,318,603
Northwest Airlines 2.32% 8/21/13	1,005,000	950,841
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14	2,335,000	2,107,338
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.821% 10/10/14	4,998,759	3,585,935
Univision Communications Term Tranche
Loan B 2.569% 9/29/14	2,920,000	2,196,380
Total Senior Secured Loans
(cost $14,372,950)		16,457,912

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–0.53%
Õ=†Avado Brands	1,813	0
Blackstone Group	39,000	411,059
†BWAY Holding	21,650	379,525
*Cablevision Systems Class A	10,800	209,628
*@†Cardtronics	89,200	339,852
†Century Communications	2,820,000	0
*†DIRECTV Group	14,700	363,237
†Flextronics International	61,050	250,916
†Graphic Packaging Holding	42,393	77,579
*†Mirant	827	13,017
Õ=†Port Townsend	1,905	19
†USGen	475,000	0
Total Common Stock
(cost $3,116,755)		2,044,832

CONVERTIBLE PREFERRED
STOCK–0.43%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12	28,200	1,344,788
Whiting Petroleum 6.25% exercise price
$43.42, expiration date 12/31/49	3,500	345,240
Total Convertible Preferred Stock
(cost $1,565,838)		1,690,028

PREFERRED STOCKS–0.24%
•PNC Financial Services Group 8.25%	1,097,000	921,173
=†Port Townsend	381	0
Total Preferred Stocks
(cost $1,054,405)		921,173

WARRANTS–0.00%
=†Port Townsend	381	4
#†Solutia 144A exercise price $7.59,
expiration date 7/15/09	21,092	0
Total Warrants (cost $81,575)		4

	Principal
	Amount
	(U.S. $)
≠DISCOUNT NOTE–1.36%
Federal Home Loan Bank 0.01% 7/1/09	$5,262,895	5,262,895
Total Discount Note (cost $5,262,895)		5,262,895

≠U.S. TREASURY OBLIGATION–0.33%
U.S. Treasury Bill 0.088% 7/23/09	1,291,222	1,291,149
Total U.S. Treasury Obligation
(cost $1,291,149)		1,291,149

Total Value of Securities Before
Securities Lending Collateral–96.87%
(cost $371,473,193)		376,056,945

High Yield Series-7

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
SECURITIES LENDING
COLLATERAL**–5.21%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,893,355	$6,893,355
BNY Mellon SL DB II
Liquidating Fund	13,692,002	13,349,449
†Mellon GSL Reinvestment Trust II	491,181	49
Total Securities Lending Collateral
(cost $21,076,538)		20,242,853

TOTAL VALUE OF SECURITIES–102.08% (cost $392,549,731)		$396,299,798 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.43%)		(21,076,538)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.35%		13,013,352
NET ASSETS APPLICABLE TO 81,731,584 SHARES OUTSTANDING–100.00%		$388,236,612
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($128,675,881 / 27,073,826 Shares)		$4.75
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($259,560,731 / 54,657,758 Shares)		$4.75
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)		$464,000,320
Undistributed net investment income		15,136,454
Accumulated net realized loss on investments		(94,650,229)
Net unrealized appreciation of investments		3,750,067
Total net assets		$388,236,612
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $100,403,377, which represented 25.86% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

Õ

Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2009, the aggregate amount of the restricted securities was $19, or 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”

†	Non income producing security.
‡	Non income producing security; security is currently in default.
•	Variable rate security. The rate shown is the rate as of June 30, 2009.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $404,859, which represented 0.10% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $19,010,927, which represented 4.90% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $20,879,780 of securities loaned.

PIK – Pay-in-kind

See accompanying notes

High Yield Series-8

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

ASSETS:
Investments, at value (including $20,879,780 of
securities loaned)	$376,056,945
Short-term investments held as collateral
for loaned securities, at value	20,242,853
Cash	4,942,945
Receivables for securities sold	7,245,890
Interest and security lending income receivable	8,126,990
Total assets	416,615,623

LIABILITIES:
Payables for securities purchased	6,448,383
Obligation to return securities lending collateral	21,076,538
Due to manager and affiliates	271,617
Other accrued expenses	582,473
Total liabilities	28,379,011

Total net assets	$388,236,612

Investments, at cost	$371,473,193
Short-term investments held as collateral
for loaned securities, at cost	$21,076,538

See accompanying notes

High Yield Series-9

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$18,054,549
Securities lending income	95,590
Dividends	221,023
18,371,162

EXPENSES:
Management fees	1,054,427
Distribution expenses – Service Class	321,785
Accounting and administration expenses	65,278
Legal fees	30,062
Reports and statements to shareholders	26,603
Dividend disbursing and transfer agent fees and expenses	19,177
Audit and tax	18,457
Trustees’ fees	11,777
Pricing fees	6,228
Insurance fees	4,953
Custodian fees	3,044
Consulting fees	2,495
Dues and services	1,677
Trustees’ expenses	857
Registration fees	521
1,567,341
Less fees waived	(28,836)
Less waiver of distribution expenses – Service Class	(53,631)
Total operating expenses	1,484,874

NET INVESTMENT INCOME	16,886,288

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on:
Investments	(23,576,069)
Swap contracts	(109,260)
Net realized loss	(23,685,329)
Net change in unrealized appreciation/depreciation
of investments and swap contracts	80,915,234

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	57,229,905

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$74,116,193

See accompanying notes

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$16,886,288	$26,584,383
Net realized loss on investments	(23,685,329)	(43,447,588)
Net change in unrealized appreciation/
depreciation of investments and
swap contracts	80,915,234	(70,119,098)
Net increase (decrease) in net assets
resulting from operations	74,116,193	(86,982,303)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(9,272,175)	(10,325,738)
Service Class	(17,460,896)	(16,189,243)
	(26,733,071)	(26,514,981)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,104,672	41,371,907
Service Class	90,421,264	80,977,060
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	9,272,175	10,325,738
Service Class	17,460,896	16,189,243
	145,259,007	148,863,948
Cost of shares repurchased:
Standard Class	(17,615,128)	(47,611,036)
Service Class	(58,380,110)	(67,694,861)
	(75,995,238)	(115,305,897)
Increase in net assets derived from
capital share transactions	69,263,769	33,558,051

NET INCREASE (DECREASE)
IN NET ASSETS	116,646,891	(79,939,233)

NET ASSETS:
Beginning of period	271,589,721	351,528,954
End of period (including undistributed
net investment income of $15,136,454,
and $26,271,758, respectively)	$388,236,612	$271,589,721

See accompanying notes

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$4.140	$5.950	$6.200	$5.910	$6.110	$5.690

Income (loss) from investment operations:
Net investment income[2]	0.233	0.430	0.464	0.473	0.434	0.437
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.749	(1.766)	(0.290)	0.226	(0.227)	0.332
Total from investment operations	0.982	(1.336)	0.174	0.699	0.207	0.769

Less dividends and distributions from:
Net investment income	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)	(0.349)
Total dividends and distributions	(0.372)	(0.474)	(0.424)	(0.409)	(0.407)	(0.349)

Net asset value, end of period	$4.750	$4.140	$5.950	$6.200	$5.910	$6.110

Total return[3]	24.80%	(24.17% )	2.79%	12.45%	3.59%	14.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,676	$93,011	$132,667	$105,576	$70,139	$65,418
Ratio of expenses to average net assets	0.75%	0.74%	0.75%	0.78%	0.78%	0.75%
Ratio of expenses to average net assets prior
to fees waived and expense paid indirectly	0.77%	0.77%	0.75%	0.78%	0.78%	0.75%
Ratio of net investment income to average net assets	10.58%	8.35%	7.66%	8.01%	7.39%	7.66%
Ratio of net investment income to average net assets prior
to fees waived and expense paid indirectly	10.56%	8.32%	7.66%	8.01%	7.39%	7.66%
Portfolio turnover	92%	109%	143%	132%	162%	429%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

High Yield Series-11

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$4.130	$5.930	$6.190	$5.900	$6.100	$5.680

Income (loss) from investment operations:
Net investment income[2]	0.227	0.418	0.448	0.458	0.419	0.423
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.752	(1.759)	(0.299)	0.226	(0.226)	0.334
Total from investment operations	0.979	(1.341)	0.149	0.684	0.193	0.757

Less dividends and distributions from:
Net investment income	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)	(0.337)
Total dividends and distributions	(0.359)	(0.459)	(0.409)	(0.394)	(0.393)	(0.337)

Net asset value, end of period	$4.750	$4.130	$5.930	$6.190	$5.900	$6.100

Total return[3]	24.75%	(24.43% )	2.55%	12.19%	3.34%	14.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,561	$178,579	$218,862	$200,768	$162,384	$130,983
Ratio of expenses to average net assets	1.00%	0.99%	1.00%	1.03%	1.03%	1.00%
Ratio of expenses to average net assets prior
to fees waived and expense paid indirectly	1.07%	1.07%	1.05%	1.08%	1.08%	1.05%
Ratio of net investment income to average net assets	10.33%	8.10%	7.41%	7.76%	7.14%	7.41%
Ratio of net investment income to average net assets prior
to fees waived and expense paid indirectly	10.26%	8.02%	7.36%	7.71%	7.09%	7.36%
Portfolio turnover	92%	109%	143%	132%	162%	429%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

High Yield Series-12

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed 0.77% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that the total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses did not exceed 0.74% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $8,160 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$208,080	$4,297	$53,512	$5,728
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $18,747 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$213,702,225
Sales	$138,487,954

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$392,711,007	$22,079,032	$(18,490,241)	$3,588,791

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$366,132,056	$404,836	$366,536,892
Common Stock	2,044,813	–	19	2,044,832
Short Term	–	5,262,895	–	5,262,895
U.S. Treasury Obligations	1,291,149	–	–	1,291,149
Other	–	921,173	4	921,177
Securities Lending Collateral	6,893,355	13,349,449	49	20,242,853
Total	$10,229,317	$385,665,573	$404,908	$396,299,798

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					Securities
	Total	Corporate	Common		Lending
	Series	Debt	Stock	Other	Collateral
Balance as of 12/31/08	$402,947	$386,715	$19	$4	$16,209
Net change in unrealized appreciation/depreciation	(16,160)	–	–	–	(16,160)
Net purchases, sales, and settlements	18,121	18,121	–	–	–
Balance as of 6/30/09	$404,908	$404,836	$19	$4	$49

Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/09	$(16,160)	$–	$–	$–	$(16,160)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$26,733,071	$26,514,981
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$464,000,320
Undistributed ordinary income	15,136,454
Capital loss carryforwards as of 12/31/08	(59,562,179)
Realized losses 1/1/09 – 6/30/09	(34,926,774)
Unrealized appreciation of investments	3,588,791
Net assets	$388,236,612

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(1,288,521)	$1,288,521

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $18,082,790 expires in 2009; $4,569,135 expires in 2010; $561,008 expires in 2015; and $36,349,246 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $34,926,774, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	6,355,113	8,048,858
Service Class	20,575,100	16,546,987

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,186,834	1,955,632
Service Class	4,118,136	3,066,144
	33,235,183	29,617,621
Shares repurchased:
Standard Class	(3,950,123)	(9,830,584)
Service Class	(13,310,329)	(13,234,600)
	(17,260,452)	(23,065,184)
Net increase	15,974,731	6,552,437

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

8. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the series did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at June 30, 2009.

Credit default swaps may involve greater risks than if the Series had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL

High Yield Series-17

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $20,879,780, for which the Series received collateral, comprised of securities collateral valued at $356,072, and cash collateral of $21,076,538. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information

Board Consideration of Delaware VIP High Yield Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP High Yield Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile and the Series’ total return for the ten-year period was in the third quartile. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives being implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, created as an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

High Yield Series-19

Delaware VIP® High Yield Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPHY [6/09] DG3 8/09 (4772)	High Yield Series-20

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,071.60	1.01%	$5.19
Service Class	1,000.00	1,071.70	1.26%	6.47
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.79	1.01%	$5.06
Service Class	1,000.00	1,018.55	1.26%	6.31

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Country and Sector Allocations
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Country	of Net Assets
Common Stock	96.18%
Australia	3.09%
Brazil	0.49%
Canada	6.42%
Denmark	2.08%
Finland	2.33%
France	22.43%
Germany	8.64%
Hong Kong	3.60%
Italy	4.48%
Japan	12.24%
Netherlands	2.00%
Republic of Korea	2.03%
Singapore	1.65%
Sweden	1.84%
Switzerland	2.36%
Taiwan	2.05%
United Kingdom	16.85%
United States	1.60%
Discount Note	3.46%
U.S. Treasury Obligation	0.85%
Securities Lending Collateral	14.39%
Total Value of Securities	114.88%
Obligation to Return Securities Lending Collateral	(14.99%)
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	17.77%
Consumer Staples	8.12%
Energy	9.05%
Financials	8.35%
Health Care	8.34%
Industrials	17.70%
Information Technology	9.68%
Materials	7.03%
Telecommunication Services	8.03%
Utilities	2.11%
Total	96.18%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–96.18%Δ
Australia–3.09%
Coca-Cola Amatil	259,130	$1,796,601
Telstra	331,842	905,861
		2,702,462
Brazil-0.49%
Vale ADR	24,400	430,172
		430,172
Canada–6.42%
Agrium	41,000	1,635,490
†CGI Group Class A	353,003	3,138,344
TELUS	31,882	845,673
		5,619,507
Denmark–2.08%
Novo Nordisk Class B	33,690	1,820,807
		1,820,807
Finland–2.33%
Nokia	139,353	2,040,421
		2,040,421
France–22.43%
*AXA	77,143	1,448,705
*Compagnie de Saint-Gobain	34,274	1,145,251
France Telecom	60,556	1,372,465
*Lafarge	36,363	2,460,707
*PPR	21,344	1,740,868
*Publicis Groupe	46,326	1,411,846
Sanofi-Aventis	27,929	1,640,066
Teleperformance	73,430	2,231,697
*Total	54,830	2,959,075
*Vallourec	11,658	1,414,795
Vivendi	75,438	1,802,334
		19,627,809
Germany–8.64%
Bayerische Motoren Werke	49,386	1,858,349
Deutsche Post	180,174	2,333,630
Linde	19,825	1,620,172
Metro	36,594	1,747,038
		7,559,189
Hong Kong–3.60%
Esprit Holdings	304,454	1,699,072
Techtronic Industries	2,094,359	1,451,207
		3,150,279
Italy–4.48%
Finmeccanica	124,081	1,745,457
Parmalat	902,683	2,176,276
		3,921,733
Japan–12.24%
*Asahi Glass	224,000	1,802,138
*Canon	46,280	1,518,165
*Don Quijote	94,300	1,813,951
Mitsubishi UFJ Financial Group	424,135	2,632,957
Round One	125,935	1,256,343
Toyota Motor	44,243	1,685,579
		10,709,133
Netherlands–2.00%
Koninklijke Philips Electronics	95,122	1,750,988
		1,750,988
Republic of Korea–2.03%
Samsung Electronics	3,819	1,773,492
		1,773,492
Singapore–1.65%
Singapore Airlines	157,000	1,441,660
		1,441,660
Sweden–1.84%
Nordea Bank	202,788	1,605,674
		1,605,674
Switzerland–2.36%
Novartis	51,052	2,069,238
		2,069,238
Taiwan–2.05%
Chunghwa Telecom ADR	90,396	1,792,553
		1,792,553
United Kingdom–16.85%
AstraZeneca	40,233	1,767,871
BP	453,413	3,563,307
Greggs	225,810	1,385,368
National Grid	205,285	1,848,649
†Standard Chartered	86,086	1,614,174
Tomkins	664,465	1,620,242
Vodafone Group	1,093,939	2,109,691
WPP Group	125,355	831,952
		14,741,254
United States–1.60%
†Transocean	18,800	1,396,652
		1,396,652
Total Common Stock
(cost $100,363,612)		84,153,023

	Principal
	Amount
≠DISCOUNT NOTE–3.46%
Federal Home Loan Bank 0.01% 7/1/09	$3,028,132	3,028,132
Total Discount Note
(cost $3,028,132)		3,028,132

≠U.S. TREASURY OBLIGATION–0.85%
U.S. Treasury Bill 7/23/09 0.088% 7/23/09	742,935	742,893
Total U.S. Treasury Obligation
(cost $742,893)		742,893

Total Value of Securities Before
Securities Lending Collateral–100.49%
(cost $104,134,637)		87,924,048

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–14.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,698,670	4,698,670
BNY Mellon SL DB II Liquidating Fund	8,090,892	7,888,470
†Mellon GSL Reinvestment Trust II	322,640	32
Total Securities Lending Collateral
(cost $13,112,202)		12,587,172

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–114.88% (cost $117,246,839)	$100,511,220 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(14.99%)	(13,112,202)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	97,666
NET ASSETS APPLICABLE TO 11,085,806 SHARES OUTSTANDING–100.00%	$87,496,684
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($87,488,132 / 11,084,722 Shares)	$7.89
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($8,552 / 1,084 Shares)	$7.89
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$128,972,236
Undistributed net investment income	1,715,651
Accumulated net realized loss on investments	(26,457,215)
Net unrealized depreciation of investments and foreign currencies	(16,733,988)
Total net assets	$87,496,684
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on 2 page in “Country and Sector allocations.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements.”
©	Includes $12,481,591 of securities loaned.

ADR – American Depositary Receipts

See accompanying notes

International Value Equity Series-4

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,369,959
Securities lending income	147,994
Interest	34,349
Foreign tax withheld	(216,856)
2,335,446

EXPENSES:
Management fees	329,136
Custodian fees	17,091
Reports and statements to shareholders	15,995
Accounting and administration expenses	15,489
Dividend disbursing and transfer agent fees and expenses	11,161
Audit and tax	8,589
Legal fees	6,825
Trustees’ fees	2,775
Pricing fees	1,916
Insurance fees	1,149
Dues and services	1,035
Consulting fees	630
Trustees’ expenses	201
Registration fees	85
Distribution expenses – Service Class	16
412,093
Less fees waived	(22,653)
Less waiver of distribution expenses – Service Class	(3)
Total operating expenses	389,437

NET INVESTMENT INCOME	1,946,009

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(6,637,901)
Foreign currencies	(156,566)
Net realized loss	(6,794,467)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,451,269

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,656,802

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,602,811

See accompanying notes

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,946,009	$3,187,459
Net realized loss on investments and foreign currencies	(6,794,467)	(19,787,228)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	11,451,269	(43,258,358)
Net increase (decrease) in net assets resulting from operations	6,602,811	(59,858,127)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,825,544)	(2,740,721)
Service Class	(249)	(2,558)
Net realized gain on investments:
Standard Class	–	(10,032,456)
Service Class	–	(10,984)
	(2,825,793)	(12,786,719)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,194,319	3,040,855
Service Class	343	8,082
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,825,544	12,773,177
Service Class	249	13,542
	15,020,455	15,835,656
Cost of shares repurchased:
Standard Class	(5,022,115)	(23,233,738)
Service Class	(8,710)	(98,506)
	(5,030,825)	(23,332,244)
Increase (decrease) in net assets derived from capital share transactions	9,989,630	(7,496,588)

NET INCREASE (DECREASE) IN NET ASSETS	13,766,648	(80,141,434)

NET ASSETS:
Beginning of period	73,730,036	153,871,470
End of period (including undistributed net investment income of $1,715,651 and $2,752,001, respectively)	$87,496,684	$73,730,036

See accompanying notes

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$7.640	$14.700	$23.100	$20.380	$18.550	$15.660

Income (loss) from investment operations:
Net investment income[2]	0.180	0.306	0.273	0.512	0.496	0.396
Net realized and unrealized gain (loss) on investments and foreign currencies	0.330	(6.103)	0.858	4.043	1.838	2.920
Total from investment operations	0.510	(5.797)	1.131	4.555	2.334	3.316

Less dividends and distributions from:
Net investment income	(0.260)	(0.271)	(0.508)	(0.616)	(0.291)	(0.426)
Net realized gain on investments	–	(0.992)	(9.023)	(1.219)	(0.213)	–
Total dividends and distributions	(0.260)	(1.263)	(9.531)	(1.835)	(0.504)	(0.426)

Net asset value, end of period	$7.890	$7.640	$14.700	$23.100	$20.380	$18.550

Total return[3]	7.16%	(42.42% )	5.24%	23.59%	12.87%	21.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,488	$73,712	$153,691	$173,017	$161,293	$164,544
Ratio of expenses to average net assets	1.01%	1.04%	0.99%	1.01%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.06%	1.05%	0.99%	1.01%	1.02%	0.99%
Ratio of net investment income to average net assets	5.02%	2.79%	1.66%	2.44%	2.63%	2.46%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.97%	2.78%	1.66%	2.44%	2.61%	2.46%
Portfolio turnover	38%	35%	21%	114%	8%	10%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$7.620	$14.660	$23.050	$20.350	$18.520	$15.650

Income (loss) from investment operations:
Net investment income[2]	0.171	0.279	0.233	0.459	0.449	0.356
Net realized and unrealized gain (loss) on investments and foreign currencies	0.332	(6.096)	0.856	4.029	1.845	2.911
Total from investment operations	0.503	(5.817)	1.089	4.488	2.294	3.267

Less dividends and distributions from:
Net investment income	(0.233)	(0.231)	(0.456)	(0.569)	(0.251)	(0.397)
Net realized gain on investments	–	(0.992)	(9.023)	(1.219)	(0.213)	–
Total dividends and distributions	(0.233)	(1.223)	(9.479)	(1.788)	(0.464)	(0.397)

Net asset value, end of period	$7.890	$7.620	$14.660	$23.050	$20.350	$18.520

Total return[3]	7.17%	(42.67% )	4.98%	23.24%	12.65%	21.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$18	$180	$60	$62	$95
Ratio of expenses to average net assets	1.26%	1.29%	1.24%	1.26%	1.25%	1.24%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.36%	1.35%	1.29%	1.31%	1.32%	1.29%
Ratio of net investment income to average net assets	4.77%	2.54%	1.41%	2.19%	2.38%	2.21%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.67%	2.48%	1.36%	2.14%	2.31%	2.16%
Portfolio turnover	38%	35%	21%	114%	8%	10%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

International Value Equity Series-8

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) does not exceed 1.00% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that the total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses did not exceed 1.01% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $1,936 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$55,055	$1,203	$2	$1,312
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $4,270 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$20,974,340
Sales	14,363,787

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$118,256,431	$3,507,504	$(21,252,715)	$(17,745,211)

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$84,153,023	$–	$–	$84,153,023
Short-Term	–	3,028,132	–	3,028,132
U.S. Treasury Obligations	742,893	–	–	742,893
Securities Lending Collateral	4,698,670	7,888,470	32	12,587,172
Total	$89,594,586	$10,916,602	$32	$100,511,220

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Total	Common	Lending
	Series	Stock	Collateral
Balance as of 12/31/08	$1,059,478	$1,048,831	$10,647
Net realized gain (loss)	(569,868)	(569,868)	–
Net change in unrealized appreciation/depreciation	559,253	569,868	(10,615)
Net purchases, sales, and settlements	(100,172)	(100,172)	–
Net transfers in and/or out of Level 3	(948,659)	(948,659)	–
Balance as of 6/30/09	$32	$–	$32

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$(10,615)	$–	$(10,615)

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$2,825,793	$5,279,879
Long-term capital gain	–	7,506,840
Total	$2,825,793	$12,786,719
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$128,972,236
Undistributed ordinary income	1,715,651
Capital loss carryforwards as of 12/31/08	(12,753,714)
Realized losses 1/1/09 – 6/30/09	(12,693,909)
Unrealized depreciation of investments and foreign currencies	(17,743,580)
Net assets	$87,496,684

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(156,566)	$156,566

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $ 12,753,714 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $12,693,909, which may increase the capital loss carryforwards.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	1,732,355	268,376
Service Class	44	744

Shares issued upon reinvestment of dividends and distributions:
Standard Class	408,906	1,090,792
Service Class	36	1,157
	2,141,341	1,361,069
Shares repurchased:
Standard Class	(709,082)	(2,161,739)
Service Class	(1,308)	(11,916)
	(710,390)	(2,173,655)
Net increase (decrease)	1,430,951	(812,586)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at June 30, 2009.

9. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $12,481,591, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

International Value Equity Series-13

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information

Board Consideration of Delaware VIP International Value Equity Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP International Value Equity Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the third quartile. The Series’ performance results were mixed but on an overall basis tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPIVE [6/09] DG3 8/09 (4772)	International Value Equity Series-15

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$872.00	0.92%	$4.27
Service Class	1,000.00	871.90	1.17%	5.43
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.23	0.92%	$4.61
Service Class	1,000.00	1,018.99	1.17%	5.86

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.06%
Diversified REITs	4.48%
Health Care REITs	16.21%
Hotel REITs	3.52%
Industrial REITs	4.52%
Mall REITs	12.19%
Manufactured Housing REITs	2.29%
Multifamily REITs	13.89%
Office REITs	12.14%
Office/Industrial REITs	4.99%
Self-Storage REITs	6.87%
Shopping Center REITs	11.42%
Single Tenant REITs	1.19%
Specialty REITs	4.35%
Discount Note	2.04%
U.S. Treasury Obligation	0.50%
Securities Lending Collateral	23.97%
Total Value of Securities	124.57%
Obligation to Return Securities Lending Collateral	(24.87%)
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	9.82%
Public Storage	6.87%
Equity Residential	4.71%
Vornado Realty Trust	4.48%
Boston Properties	4.32%
Ventas	3.86%
Federal Realty Investment Trust	3.55%
Health Care REIT	3.53%
AvalonBay Communities	3.53%
HCP	3.15%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.06%
Diversified REITs–4.48%
*Vornado Realty Trust	211,656	$9,530,870
		9,530,870
Health Care REITs–16.21%
*HCP	316,700	6,710,873
*Health Care REIT	220,600	7,522,460
*Nationwide Health Properties	242,200	6,234,228
*Omega Healthcare Investors	198,275	3,077,228
Senior Housing Properties Trust	167,725	2,737,272
*Ventas	275,400	8,223,443
		34,505,504
Hotel REITs–3.52%
*Host Hotels & Resorts	622,646	5,224,000
*LaSalle Hotel Properties	183,450	2,263,773
		7,487,773
Industrial REITs–4.52%
AMB Property	176,930	3,328,053
DCT Industrial Trust	327,509	1,336,237
*EastGroup Properties	66,000	2,179,320
ProLogis	344,833	2,779,354
		9,622,964
Mall REITs–12.19%
*Macerich	167,675	2,952,757
*Simon Property Group	406,493	20,905,935
*Taubman Centers	77,900	2,092,394
		25,951,086
Manufactured Housing REITs–2.29%
*Equity Lifestyle Properties	131,159	4,876,492
		4,876,492
Multifamily REITs–13.89%
Apartment Investment & Management	59,775	529,009
*AvalonBay Communities	134,390	7,517,777
*BRE Properties	79,950	1,899,612
*Camden Property Trust	122,000	3,367,200
*Equity Residential	450,625	10,017,393
*Essex Property Trust	29,391	1,829,002
*Mid-America Apartment Communities	59,050	2,167,726
UDR	216,356	2,234,957
		29,562,676
Office REITs–12.14%
*Alexandria Real Estate Equities	120,346	4,307,183
*Boston Properties	192,800	9,196,560
Brandywine Realty Trust	310,000	2,309,500
*Highwoods Properties	135,450	3,030,017
*Mack-Cali Realty	190,900	4,352,520
SL Green Realty	115,912	2,659,021
		25,854,801
Office/Industrial REITs–4.99%
*Digital Realty Trust	149,050	5,343,443
*Liberty Property Trust	159,000	3,663,360
PS Business Parks	33,575	1,626,373
		10,633,176
Self-Storage REITs–6.87%
*Public Storage	223,325	14,623,321
		14,623,321
Shopping Center REITs–11.42%
*Federal Realty Investment Trust	146,814	7,563,857
*Kimco Realty	405,050	4,070,753
Kite Realty Group Trust	102,496	299,288
*Regency Centers	175,389	6,122,830
*Tanger Factory Outlet Centers	102,775	3,332,993
*Weingarten Realty Investors	200,900	2,915,059
		24,304,780
Single Tenant REITs–1.19%
*National Retail Properties	145,600	2,526,160
		2,526,160
Specialty REITs–4.35%
*Plum Creek Timber	217,850	6,487,573
*Rayonier	76,175	2,768,961
		9,256,534
Total Common Stock
(cost $239,892,151)		208,736,137

	Principal
	Amount
≠DISCOUNT NOTE–2.04%
Federal Home Loan Bank 0.01% 7/1/09	$4,353,090	4,353,090
Total Discount Note
(cost $4,353,090)		4,353,090

≠U.S. TREASURY OBLIGATION–0.50%
U.S. Treasury Bill 0.088% 7/23/09	1,068,007	1,067,947
Total U.S. Treasury Obligation
(cost $1,067,947)		1,067,947

Total Value of Securities
Before Securities Lending
Collateral–100.60%
(cost $245,313,188)		214,157,174

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–23.97%
Investment Companies
Mellon GSL DBT II Collateral Fund	30,259,627	30,259,627
BNY Mellon SL DBT II Liquidating Fund	21,303,871	20,770,881
†Mellon GSL Reinvestment Trust II	1,389,278	139
Total Securities Lending Collateral
(cost $52,952,776)		51,030,647

REIT Series-3

Delaware VIP® REIT Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–124.57% (cost $298,265,964)	$265,187,821 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(24.87%)	(52,952,776)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	634,889
NET ASSETS APPLICABLE TO 38,809,118 SHARES OUTSTANDING–100.00%	$212,869,934
NET ASSET VALUE–DELAWARE VIP REIT SERIES STANDARD CLASS ($110,056,742 / 20,080,676 Shares)	$5.48
NET ASSET VALUE–DELAWARE VIP REIT SERIES SERVICE CLASS ($102,813,192 / 18,728,442 Shares)	$5.49
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$489,544,503
Undistributed net investment income	5,806,203
Accumulated net realized loss on investments	(249,402,629)
Net unrealized depreciation of investments	(33,078,143)
Total net assets	$212,869,934
____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $51,591,968 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

See accompanying notes

REIT Series-4

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,268,772
Interest	55,545
Securities lending income	111,935
6,436,252

EXPENSES:
Management fees	772,996
Distribution expenses – Service Class	149,084
Reports and statements to shareholders	59,216
Accounting and administration expenses	41,226
Dividend disbursing and transfer agent fees and expenses	22,966
Legal fees	20,019
Audit and tax	12,466
Trustees’ fees	7,399
Custodian fees	4,011
Insurance fees	2,825
Registration fees	2,313
Dues and services	1,773
Consulting fees	1,630
Trustees’ expenses	509
Pricing fees	174
1,098,607
Less fees waived	(3,340)
Less waiver of distribution expenses – Service Class	(24,847)
Total operating expenses	1,070,420

NET INVESTMENT INCOME	5,365,832

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(123,536,828)
Net change in unrealized appreciation/depreciation
of investments	83,568,918

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(39,967,910)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(34,602,078)

See accompanying notes

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,365,832	$8,961,691
Net realized loss on investments	(123,536,828)	(117,494,372)
Net change in unrealized appreciation/
depreciation of investments	83,568,918	(42,310,886)
Net decrease in net assets
resulting from operations	(34,602,078)	(150,843,567)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(5,646,592)	(4,888,716)
Service Class	(4,865,041)	(4,122,163)
Net realized gain on investments:
Standard Class	–	(75,971,767)
Service Class	–	(74,308,853)
	(10,511,633)	(159,291,499)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,037,606	27,792,892
Service Class	7,526,057	26,395,289
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,646,592	80,860,483
Service Class	4,865,041	78,431,016
	26,075,296	213,479,680
Cost of shares repurchased:
Standard Class	(16,452,386)	(61,947,148)
Service Class	(14,272,360)	(66,198,679)
	(30,724,746)	(128,145,827)
Increase (decrease) in net assets derived
from capital share transactions	(4,649,450)	85,333,853

NET DECREASE IN NET ASSETS	(49,763,161)	(224,801,213)

NET ASSETS:
Beginning of period	262,633,095	487,434,308
End of period (including undistributed
net investment income of $5,806,203
and $10,952,004, respectively)	$212,869,934	$262,633,095

See accompanying notes

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$6.640	$15.830	$22.860	$18.770	$19.080	$15.140

Income (loss) from investment operations:
Net investment income[2]	0.141	0.244	0.253	0.378	0.523	0.504
Net realized and unrealized gain (loss) on investments	(1.011)	(3.678)	(2.541)	5.424	0.618	4.112
Total from investment operations	(0.870)	(3.434)	(2.288)	5.802	1.141	4.616

Less dividends and distributions from:
Net investment income	(0.290)	(0.348)	(0.297)	(0.395)	(0.360)	(0.332)
Net realized gain on investments	–	(5.408)	(4.445)	(1.317)	(1.091)	(0.344)
Total dividends and distributions	(0.290)	(5.756)	(4.742)	(1.712)	(1.451)	(0.676)

Net asset value, end of period	$5.480	$6.640	$15.830	$22.860	$18.770	$19.080

Total return[3]	(12.80% )	(35.06% )	(13.94% )	32.63%	7.17%	31.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,057	$136,561	$250,072	$672,738	$637,889	$624,223
Ratio of expenses to average net assets	0.92%	0.87%	0.83%	0.84%	0.85%	0.84%
Ratio of net investment income to average net assets	5.33%	2.37%	1.30%	1.87%	2.89%	3.11%
Portfolio turnover	159%	106%	72%	100%	42%	38%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

REIT Series-6

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$6.620	$15.790	$22.820	$18.740	$19.050	$15.130

Income (loss) from investment operations:
Net investment income[2]	0.134	0.218	0.205	0.327	0.478	0.464
Net realized and unrealized gain (loss) on investments	(1.000)	(3.680)	(2.544)	5.420	0.622	4.102
Total from investment operations	(0.866)	(3.462)	(2.339)	5.747	1.100	4.566

Less dividends and distributions from:
Net investment income	(0.264)	(0.300)	(0.246)	(0.350)	(0.319)	(0.302)
Net realized gain on investments	–	(5.408)	(4.445)	(1.317)	(1.091)	(0.344)
Total dividends and distributions	(0.264)	(5.708)	(4.691)	(1.667)	(1.410)	(0.646)

Net asset value, end of period	$5.490	$6.620	$15.790	$22.820	$18.740	$19.050

Total return[3]	(12.81% )	(35.28% )	(14.18% )	32.32%	6.86%	31.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,813	$126,072	$237,362	$314,551	$201,883	$160,976
Ratio of expenses to average net assets	1.17%	1.12%	1.08%	1.09%	1.10%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.22%	1.17%	1.13%	1.14%	1.15%	1.14%
Ratio of net investment income to average net assets	5.08%	2.12%	1.05%	1.62%	2.64%	2.86%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.03%	2.07%	1.00%	1.57%	2.59%	2.81%
Portfolio turnover	159%	106%	72%	100%	42%	38%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,822 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

REIT Series-8

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) does not exceed 0.86% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $5,153 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$134,360	$2,565	$21,897	$3,279
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $11,286 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$160,299,349
Sales	159,158,410

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$397,497,477	$1,801,709	$(134,111,365)	$(132,309,656)

REIT Series-9

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$208,736,137	$–	$–	$208,736,137
Short-Term	–	4,353,090	–	4,353,090
U.S. Treasury Obligations	1,067,947	–	–	1,067,947
Securities Lending Collateral	30,259,627	20,770,881	139	51,030,647
Total	$240,063,711	$25,123,971	$139	$265,187,821

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$ 45,846
Net change in unrealized
appreciation/depreciation	(45,707)
Balance as of 12/31/08	$ 139

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(45,707)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$10,511,633	$39,881,561
Long-term capital gain	–	119,409,938
Total	$10,511,633	$159,291,499
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$489,544,503
Undistributed ordinary income	5,806,203
Capital loss carryforwards as of 12/31/08	(59,739,771)
Realized losses 1/1/09 – 6/30/09	(90,431,345)
Unrealized depreciation of investments	(132,309,656)
Net assets	$212,869,934

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and return of capital from investments.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $59,739,771 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $90,431,345, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	1,525,133	2,742,925
Service Class	1,464,426	2,656,786

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,100,701	7,700,998
Service Class	946,506	7,469,621
	5,036,766	20,570,330
Shares repurchased:
Standard Class	(3,124,011)	(5,662,973)
Service Class	(2,719,343)	(6,121,105)
	(5,843,354)	(11,784,078)
Net increase (decrease)	(806,588)	8,786,252

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $51,591,968, for which the Series received collateral, comprised of non-cash collateral valued at $166,401, and cash collateral of $52,952,776. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

REIT Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information

Board Consideration of Delaware VIP REIT Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP REIT Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the five- and ten-year periods was in the third quartile. The Series’ performance results were mixed. In evaluating the Series’ performance the Board considered the improved performance for the one- and three-year periods and was satisfied that Management was taking effective action to improve the Series performance and to meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

REIT Series-13

Delaware VIP® REIT Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPREIT [6/09] DG3 8/09 (4772)	REIT Series-14

Delaware VIP® Trust
Delaware VIP Select Growth Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Select Growth Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,243.50	0.95%	$5.28
Service Class	1,000.00	1,240.50	1.20%	6.67
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.08	0.95%	$4.76
Service Class	1,000.00	1,018.84	1.20%	6.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Growth Series-1

Delaware VIP® Trust — Delaware VIP Select Growth Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	95.61%
Basic Industry/Capital Goods	7.28%
Business Services	8.17%
Consumer Non-Durables	4.31%
Consumer Services	9.70%
Energy	4.64%
Financials	14.49%
Health Care	14.41%
Technology	32.61%
Discount Note	3.98%
U.S. Treasury Obligation	0.97%
Securities Lending Collateral	9.65%
Total Value of Securities	110.21%
Obligation to Return Securities Lending Collateral	(10.06%)
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	4.91%
IntercontinentalExchange	4.72%
QUALCOMM	4.36%
CME Group	3.90%
Heartland Payment Systems	3.22%
Interval Leisure Group	2.94%
VeriSign	2.89%
Gilead Sciences	2.64%
Allergan	2.62%
Google Class A	2.51%

Select Growth Series-2

Delaware VIP® Trust — Delaware VIP Select Growth Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–95.61%²
Basic Industry/Capital Goods–7.28%
Deere & Co.	1,700	$67,915
Monsanto	1,200	89,208
Newmont Mining	3,400	138,958
Praxair	800	56,856
Syngenta ADR	3,900	181,428
*Yamana Gold	5,300	46,852
		581,217
Business Services–8.17%
Expeditors International of Washington	3,200	106,688
†Hansen Transmissions	15,300	38,314
*†Lamar Advertising Class A	1,500	22,905
MasterCard Class A	1,050	175,676
†Research in Motion	1,800	127,890
*Visa Class A	2,900	180,554
		652,027
Consumer Non-Durables–4.31%
*†NetFlix	2,300	95,082
*NIKE Class B	1,200	62,136
†Peet’s Coffee & Tea	1,500	37,800
Procter & Gamble	300	15,330
Staples	2,600	52,442
*†Whole Foods Market	4,300	81,614
		344,404
Consumer Services–9.70%
DineEquity	2,200	68,618
*†eBay	1,800	30,834
Heartland Payment Systems	26,900	257,433
†Interval Leisure Group	25,200	234,864
Weight Watchers International	7,100	182,967
		774,716
Energy–4.64%
*Core Laboratories	2,100	183,015
EnCana	900	44,523
EOG Resources	2,100	142,632
		370,170
Financials–14.49%
†Affiliated Managers Group	1,500	87,285
Bank of New York Mellon	5,941	174,131
CME Group	1,000	311,110
†IntercontinentalExchange	3,300	376,992
optionsXpress Holdings	12,800	198,784
Schwab (Charles)	500	8,770
		1,157,072
Health Care–14.41%
†Abiomed	7,200	63,504
Allergan	4,400	209,352
†Gilead Sciences	4,500	210,780
*†Intuitive Surgical	600	98,196
†Medco Health Solutions	3,900	177,879
Novo Nordisk ADR	2,700	147,042
Techne	1,000	63,810
UnitedHealth Group	7,200	179,856
		1,150,419
Technology–32.61%
*†Adobe Systems	4,800	135,840
†Apple	2,750	391,683
†athenahealth	1,500	55,515
Blackbaud	1,900	29,545
†Crown Castle International	7,500	180,150
†Google Class A	475	200,255
†Intuit	3,800	107,008
†j2 Global Communications	5,800	130,848
†Juniper Networks	3,200	75,520
*†priceline.com	800	89,240
QUALCOMM	7,700	348,040
*†SBA Communications Class A	2,400	58,896
†Symantec	7,100	110,476
Tandberg	11,795	198,473
†Teradata	6,200	145,266
*†VeriFone Holdings	15,400	115,654
*†VeriSign	12,500	231,000
		2,603,409
Total Common Stock
(cost $7,128,579)		7,633,434

	Principal
	Amount
≠DISCOUNT NOTE–3.98%
Federal Home Loan Bank 0.01% 7/1/09	$317,990	317,990
Total Discount Note
(cost $317,990)		317,990

≠U.S. TREASURY OBLIGATION–0.97%
U.S. Treasury Bill 0.088% 7/23/09	78,017	78,013
Total U.S. Treasury Obligation
(cost $78,013)		78,013

Total Value of Securities
Before Securities Lending
Collateral–100.56%
(cost $7,524,582)		8,029,437

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–9.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	202,360	202,360
BNY Mellon SL DB II Liquidating Fund	582,525	567,951
†Mellon GSL Reinvestment Trust II	18,508	2
Total Securities Lending Collateral
(cost $803,393)		770,313

Select Growth Series-3

Delaware VIP® Select Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–110.21% (cost $8,327,975)	$8,799,750 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.06%)	(803,393)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(12,190)
NET ASSETS APPLICABLE TO 1,045,282 SHARES OUTSTANDING–100.00%	$7,984,167
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES
STANDARD CLASS ($6,189,929 / 807,368 Shares)	$7.67
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES
SERVICE CLASS ($1,794,238 / 237,914 Shares)	$7.54
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$54,966,201
Accumulated net realized loss on investments	(47,453,809)
Net unrealized appreciation of investments	471,775
Total net assets	$7,984,167
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
†	Non income producing security.
©	Includes $781,660 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

See accompanying notes

Select Growth Series-4

Delaware VIP® Trust —
Delaware VIP Select Growth Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$28,754
Securities lending income	5,168
Interest	121
Foreign tax withheld	(1,214)
32,829

EXPENSES:
Management fees	26,757
Audit and tax	5,973
Dividend disbursing and transfer agent fees and expenses	4,171
Reports and statements to shareholders	3,180
Distribution expenses – Service Class	2,305
Accounting and administration expenses	1,427
Custodian fees	936
Dues and services	842
Legal fees	632
Trustees’ fees	258
Pricing fees	257
Insurance fees	101
Consulting fees	64
Registration fees	22
Trustees’ expenses	19
46,944
Less fees waived	(10,602)
Less waiver of distribution expenses – Service Class	(384)
Total operating expenses	35,958

NET INVESTMENT LOSS	(3,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(1,485,928)
Foreign currencies	(1,711)
Net realized loss	(1,487,639)
Net change in unrealized appreciation/depreciation
of investments	3,093,599

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES	1,605,960

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,602,831

See accompanying notes

Delaware VIP Trust —
Delaware VIP Select Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,129)	$23,834
Net realized loss on investments and
foreign currencies	(1,487,639)	(891,454)
Net change in unrealized appreciation/
depreciation of investments	3,093,599	(5,167,385)
Net increase (decrease) in net assets
resulting from operations	1,602,831	(6,035,005)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(20,511)	–
Service Class	(470)	–
	(20,981)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	108,353	175,856
Service Class	236,325	100,071
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	20,511	–
Service Class	470	–
	365,659	275,927
Cost of shares repurchased:
Standard Class	(794,529)	(2,036,523)
Service Class	(279,440)	(1,378,170)
	(1,073,969)	(3,414,693)
Decrease in net assets derived
from capital share transactions	(708,310)	(3,138,766)

NET INCREASE (DECREASE)
IN NET ASSETS	873,540	(9,173,771)

NET ASSETS:
Beginning of period	7,110,627	16,284,398
End of period (including undistributed
net investment income of $– and
$20,695, respectively)	$7,984,167	$7,110,627

See accompanying notes

Select Growth Series-5

Delaware VIP® Trust — Delaware VIP Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Select Growth Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07		12/31/06		12/31/05		12/31/04
Net asset value, beginning of period	$6.190	$11.030	$10.060		$9.880		$8.460		$7.810

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.024	(0.028)		(0.035)		(0.022)		(0.011)
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.505	(4.864)	0.998		0.215		1.442		0.661
Total from investment operations	1.504	(4.840)	0.970		0.180		1.420		0.650

Less dividends and distributions from:
Net investment income	(0.024)	–	–		–		–		–
Total dividends and distributions	(0.024)	–	–		–		–		–

Net asset value, end of period	$7.670	$6.190	$11.030		$10.060		$9.880		$8.460

Total return[3]	24.35%	(43.88% )	9.64%		1.82%		16.78%		8.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,190	$5,623	$12,234		$14,901		$18,612		$20,493
Ratio of expenses to average net assets	0.95%	0.99%	0.93%		0.91%		0.90%		0.83%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.25%	1.10%	0.95%		0.94%		0.97%		0.83%
Ratio of net investment income (loss) to average net assets	(0.03% )	0.26%	(0.26%	)	(0.36%	)	(0.26%	)	(0.14%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.33% )	0.15%	(0.28%	)	(0.39%	)	(0.33%	)	(0.14%	)
Portfolio turnover	56%	57%	46%		50%		133%		86%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Select Growth Series-6

Delaware VIP® Select Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Select Growth Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08		12/31/07		12/31/06		12/31/05		12/31/04
Net asset value, beginning of period	$6.080	$10.860		$9.930		$9.780		$8.390		$7.760

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.001		(0.054)		(0.059)		(0.043)		(0.030)
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.471	(4.781)		0.984		0.209		1.433		0.660
Total from investment operations	1.462	(4.780)		0.930		0.150		1.390		0.630

Less dividends and distributions from:
Net investment income	(0.002)	–		–		–		–		–
Total dividends and distributions	(0.002)	–		–		–		–		–

Net asset value, end of period	$7.540	$6.080		$10.860		$9.930		$9.780		$8.390

Total return[3]	24.05%	(44.01%	)	9.37%		1.53%		16.57%		8.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,794	$1,488		$4,050		$4,571		$5,076		$5,148
Ratio of expenses to average net assets	1.20%	1.24%		1.18%		1.16%		1.15%		1.08%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.55%	1.40%		1.25%		1.24%		1.27%		1.13%
Ratio of net investment income (loss) to average net assets	(0.28% )	0.01%		(0.51%	)	(0.61%	)	(0.51%	)	(0.39%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.63% )	(0.15%	)	(0.58%	)	(0.69%	)	(0.63%	)	(0.44%	)
Portfolio turnover	56%	57%		46%		50%		133%		86%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Select Growth Series-7

Delaware VIP® Trust — Delaware VIP Select Growth Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,050 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

Select Growth Series-8

Delaware VIP® Select Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) does not exceed 0.94% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. Prior to May 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses did not exceed 0.96% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $178 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$2,436	$371	$377	$119

____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $397 for internal legal and tax services provided by DMC and/ or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,951,382
Sales	2,913,917

Select Growth Series-9

Delaware VIP® Select Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$8,477,693	$1,110,823	$(788,766)	$322,057

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$7,633,434	$–	$–	$7,633,434
Short-Term	–	317,990	–	317,990
U.S. Treasury Obligations	78,013	–	–	78,013
Securities Lending Collateral	202,360	567,951	2	770,313
Total	$7,913,807	$885,941	$2	$8,799,750

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$611
Net change in unrealized appreciation/depreciation	(609)
Balance as of 6/30/09	$2

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(609)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2008. The tax character of dividends and distributions paid during the six months ended June 30, 2009 was as follows:

Six Months
Ended
6/30/09*
Ordinary income	$20,981
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Select Growth Series-10

Delaware VIP® Select Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$54,966,201
Capital loss carryforwards as of 12/31/08	(45,279,240)
Realized losses 1/1/09 – 6/30/09	(2,024,851)
Unrealized appreciation of investments	322,057
Net assets	$7,984,167

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded and estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated	Accumulated
Net Investment	Net Realized	Paid-in
Loss	Loss	Capital
$3,415	$1,711	$(5,126)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $30,958,389 expires in 2009; $10,812,739 expires in 2010, $3,283,750 expires in 2011, and $224,362 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $2,024,851, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	17,404	18,891
Service Class	34,775	10,600

Shares issued upon reinvestment of dividends and distributions:
Standard Class	3,034	–
Service Class	71	–
	55,284	29,491
Shares repurchased:
Standard Class	(120,864)	(220,117)
Service Class	(41,654)	(138,941)
	(162,518)	(359,058)
Net decrease	(107,234)	(329,567)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of

Select Growth Series-11

Delaware VIP® Select Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $781,660, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Liquidation
On May 21, 2009, the Board unanimously voted and approved a proposal to liquidate and dissolve the Series. The liquidation and dissolution is expected to take effect close of business on July 31, 2009. As of June 1, 2009, the Series is closed to new investors. However, the Series will continue to accept purchases from existing contract holders (including reinvested dividends or capital gains) until the last business day before the liquidation.

12. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

Select Growth Series-12

Delaware VIP® Trust — Delaware VIP Select Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Select Growth Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Select Growth Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked

Select Growth Series-13

Delaware VIP® Trust — Delaware VIP Select Growth Series
Other Series Information (continued)

last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the fourth quartile. The Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered recent improvements in performance in early 2009 as well as Management’s efforts to increase portfolio management depth. The Board noted that Management recommended that the Series be liquidated.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, created as an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPSG [6/09] DG3 8/09 (4772)	Select Growth Series-14

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,005.40	0.88%	$4.38
Service Class	1,000.00	1,004.60	1.13%	5.62
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.43	0.88%	$4.41
Service Class	1,000.00	1,019.19	1.13%	5.66

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	95.51%
Basic Industry	10.03%
Business Services	3.67%
Capital Spending	7.16%
Consumer Cyclical	1.96%
Consumer Services	13.61%
Consumer Staples	2.56%
Energy	6.21%
Financial Services	21.26%
Health Care	3.53%
Real Estate	4.96%
Technology	15.03%
Transportation	3.19%
Utilities	2.34%
Discount Note	3.54%
U.S. Treasury Obligation	0.87%
Securities Lending Collateral	11.87%
Total Value of Securities	111.79%
Obligation to Return Securities Lending Collateral	(12.25%)
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Tech Data	2.57%
Platinum Underwriters Holdings	2.42%
Crown Holdings	2.33%
FMC	2.21%
Walter Industries	2.02%
Newfield Exploration	1.94%
Synopsys	1.92%
Del Monte Foods	1.74%
NBT Bancorp	1.72%
Bank of Hawaii	1.68%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–95.51%
Basic Industry–10.03%
*Albemarle	387,500	$9,908,375
*Arch Coal	144,800	2,225,576
†Crown Holdings	607,200	14,657,808
Cytec Industries	363,800	6,773,956
*FMC	294,500	13,929,850
Kaiser Aluminum	125,700	4,513,887
†Thompson Creek Metals	273,200	2,792,104
Valspar	373,100	8,405,943
		63,207,499
Business Services–3.67%
*Brink’s	283,500	8,230,005
†Brink’s Home Security Holding	289,900	8,207,069
†United Stationers	113,300	3,951,904
Viad	158,400	2,727,648
		23,116,626
Capital Spending–7.16%
*Actuant Class A	478,800	5,841,360
†Altra Holdings	167,506	1,254,620
†Casella Waste Systems	187,200	372,528
*†Colfax	100,200	773,544
†Gardner Denver	269,400	6,780,798
Harsco	111,975	3,168,893
Insteel Industries	330,400	2,722,496
Mueller Water Products Class A	376,984	1,409,920
*Regal Beloit	155,900	6,192,348
*Wabtec	119,000	3,828,230
Walter Industries	351,900	12,752,856
		45,097,593
Consumer Cyclical–1.96%
Autoliv	100,000	2,877,000
MDC Holdings	314,000	9,454,540
		12,331,540
Consumer Services–13.61%
*Advance Auto Parts	45,100	1,871,199
bebe Stores	332,200	2,285,536
Cato Class A	532,000	9,278,080
*†CEC Entertainment	219,200	6,462,016
†Children’s Place Retail Stores	171,700	4,538,031
*†Collective Brands	212,200	3,091,754
Finish Line Class A	470,600	3,491,852
†Genesco	206,000	3,874,860
*†Jack in the Box	312,900	7,024,605
Men’s Wearhouse	417,900	8,015,322
*Meredith	259,500	6,630,225
Movado Group	338,250	3,565,155
PETsMART	340,900	7,315,714
Phillips-Van Heusen	121,000	3,471,490
†Skechers U.S.A. Class A	203,300	1,986,241
Stage Stores	437,225	4,853,198
†Warnaco Group	184,100	5,964,840
Wolverine World Wide	63,650	1,404,119
†Zale	177,700	611,288
		85,735,525
Consumer Staples–2.56%
American Greetings Class A	236,100	2,757,648
Del Monte Foods	1,171,100	10,984,918
Schweitzer-Mauduit International	87,600	2,383,596
		16,126,162
Energy–6.21%
*†Encore Acquisition	151,500	4,673,775
*†Forest Oil	280,000	4,177,600
†Newfield Exploration	374,400	12,231,648
Southwest Gas	397,000	8,817,370
*†Whiting Petroleum	263,100	9,250,596
		39,150,989
Financial Services–21.26%
Bank of Hawaii	296,200	10,612,846
Berkley (W.R.)	393,543	8,449,368
Boston Private Financial Holdings	700,800	3,139,584
Community Bank System	299,800	4,365,088
CVB Financial	269,100	1,606,527
East West Bancorp	716,100	4,647,489
First Financial Bancorp	359,000	2,699,680
First Midwest Bancorp	355,000	2,595,050
Hancock Holding	289,000	9,389,610
Harleysville Group	340,300	9,603,266
Independent Bank	364,800	7,186,560
Infinity Property & Casualty	280,500	10,227,030
IPC Holdings	288,600	7,890,324
NBT Bancorp	500,500	10,865,855
Platinum Underwriters Holdings	533,000	15,238,469
S&T Bancorp	168,900	2,053,824
Selective Insurance Group	734,500	9,379,565
*StanCorp Financial Group	119,600	3,430,128
Sterling Bancshares	1,218,600	7,713,738
Wesbanco	195,700	2,845,478
		133,939,479
Health Care–3.53%
†Alliance HealthCare Services	392,800	2,879,224
*Service Corporation International	1,225,800	6,717,384
STERIS	154,800	4,037,184
Universal Health Services Class B	175,600	8,578,060
		22,211,852
Real Estate–4.96%
Brandywine Realty Trust	588,633	4,385,316
*Education Realty Trust	408,700	1,753,323
†Government Properties Income Trust	197,500	4,054,675
Highwoods Properties	422,700	9,455,799
†Walter Investment Management	128,522	1,706,772
Washington Real Estate Investment Trust	443,200	9,914,384
		31,270,269
Technology–15.03%
*†Amkor Technology	1,020,500	4,826,965
†Brocade Communications Systems	694,800	5,433,336
†Checkpoint Systems	379,600	5,955,924
*†Cirrus Logic	1,414,000	6,363,000
†Compuware	829,000	5,686,940
†Electronics for Imaging	197,538	2,105,755

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
*†ON Semiconductor	613,000	$4,205,180
†Parametric Technology	647,700	7,571,613
†Premiere Global Services	621,950	6,741,938
@*QAD	358,500	1,165,125
*†Sybase	295,700	9,267,238
†Synopsys	621,100	12,117,661
*†Tech Data	494,300	16,168,553
*†Vishay Intertechnology	1,040,200	7,062,958
		94,672,186
Transportation–3.19%
*Alexander & Baldwin	359,400	8,424,336
*†Kirby	215,500	6,850,745
†Saia	269,600	4,855,496
		20,130,577
Utilities–2.34%
*Black Hills	162,600	3,738,174
†El Paso Electric	551,700	7,701,732
*Otter Tail	152,700	3,334,968
		14,774,874
Total Common Stock
(cost $697,716,750)		601,765,171
	Principal
	Amount
≠DISCOUNT NOTE–3.54%
Federal Home Loan Bank 0.01% 7/1/09	$22,329,161	22,329,161
Total Discount Note
(cost $22,329,161)		22,329,161

≠U. S. TREASURY OBLIGATION–0.87%
U. S. Treasury Bill 0.088% 7/23/09	5,478,335	5,478,028
Total U.S. Treasury Obligation
(cost $5,478,028)		5,478,028

Total Value of Securities
Before Securities
Lending Collateral–99.92%
(cost $725,523,939)		629,572,360

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–11.87%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,588,573	25,588,573
BNY Mellon SL DB II Liquidating Fund	50,435,069	49,173,261
†Mellon GSL Reinvestment Trust II	1,155,865	116
Total Securities Lending Collateral
(cost $77,179,507)		74,761,950

TOTAL VALUE OF SECURITIES–111.79% (cost $802,703,446)		704,334,310 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(12.25%)		(77,179,507)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%		2,905,242
NET ASSETS APPLICABLE TO 33,973,225 SHARES OUTSTANDING–100.00%		$630,060,045
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES
STANDARD CLASS ($231,028,042 / 12,455,638 Shares)		$18.55
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES
SERVICE CLASS ($399,032,003 / 21,517,587 Shares)		$18.54
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)		$804,312,910
Undistributed net investment income		2,924,078
Accumulated net realized loss on investments		(78,807,807)
Net unrealized depreciation of investments		(98,369,136)
Total net assets		$630,060,045
____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $1,165,125, which represented 0.18% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $74,993,199 of securities loaned.

See accompanying notes

Small Cap Value Series-4

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,038,946
Interest	256,508
Securities lending income	122,102
Foreign tax withheld	(5,235)
5,412,321

EXPENSES:
Management fees	2,192,263
Distribution expenses – Service Class	559,957
Accounting and administration expenses	118,188
Reports and statements to shareholders	86,912
Dividend disbursing and transfer agent fees and expenses	55,819
Legal fees	52,831
Audit and tax	52,554
Trustees’ fees	21,456
Insurance fees	8,401
Custodian fees	5,375
Consulting fees	4,955
Dues and services	3,055
Trustees’ expenses	1,505
Pricing fees	389
Registration fees	143
3,163,803
Less waiver of distribution expenses – Service Class	(93,326)
Total operating expenses	3,070,477

NET INVESTMENT INCOME	2,341,844

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(46,163,945)
Foreign currencies	(496)
Net realized loss	(46,164,441)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	43,657,069

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(2,507,372)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(165,528)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$2,341,844	$5,168,450
Net realized loss on investments and
foreign currencies	(46,164,441)	(29,423,642)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	43,657,069	(253,727,101)
Net decrease in net assets
resulting from operations	(165,528)	(277,982,293)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,410,976)	(2,314,150)
Service Class	(2,827,390)	(2,528,148)
Net realized gain on investments:
Standard Class	–	(20,274,716)
Service Class	–	(36,492,362)
	(5,238,366)	(61,609,376)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,238,540	67,819,194
Service Class	21,814,281	85,050,259
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,410,976	22,588,865
Service Class	2,827,390	39,020,510
	47,291,187	214,478,828
Cost of shares repurchased:
Standard Class	(30,786,255)	(82,634,357)
Service Class	(35,909,885)	(116,855,931)
	(66,696,140)	(199,490,288)
Increase (decrease) in net assets derived
from capital share transactions	(19,404,953)	14,988,540

NET DECREASE IN NET ASSETS	(24,808,847)	(324,603,129)

NET ASSETS:
Beginning of period	654,868,892	979,472,021
End of period (including undistributed
net investment income of $2,924,078
and $5,821,096, respectively)	$630,060,045	$654,868,892

See accompanying notes

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$18.630	$28.650	$33.420	$30.830	$30.450	$25.640

Income (loss) from investment operations:
Net investment income[2]	0.081	0.190	0.194	0.146	0.121	0.122
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.031	(8.248)	(2.127)	4.703	2.539	5.270
Total from investment operations	0.112	(8.058)	(1.933)	4.849	2.660	5.392

Less dividends and distributions from:
Net investment income	(0.192)	(0.201)	(0.168)	(0.082)	(0.114)	(0.053)
Net realized gain on investments	–	(1.761)	(2.669)	(2.177)	(2.166)	(0.529)
Total dividends and distributions	(0.192)	(1.962)	(2.837)	(2.259)	(2.280)	(0.582)

Net asset value, end of period	$18.550	$18.630	$28.650	$33.420	$30.830	$30.450

Total return[3]	0.54%	(29.88% )	(6.62% )	16.19%	9.42%	21.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$231,028	$241,427	$353,412	$502,801	$413,633	$339,542
Ratio of expenses to average net assets	0.88%	0.85%	0.81%	0.84%	0.85%	0.83%
Ratio of net investment income to average net assets	0.95%	0.78%	0.61%	0.46%	0.41%	0.46%
Portfolio turnover	27%	29%	27%	36%	32%	37%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Small Cap Value Series-6

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	VIP Small Cap Value Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$18.590	$28.570	$33.330	$30.760	$30.390	$25.610

Income (loss) from investment operations:
Net investment income[2]	0.060	0.129	0.115	0.066	0.048	0.056
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.020	(8.226)	(2.117)	4.689	2.536	5.258
Total from investment operations	0.080	(8.097)	(2.002)	4.755	2.584	5.314

Less dividends and distributions from:
Net investment income	(0.130)	(0.122)	(0.089)	(0.008)	(0.048)	(0.005)
Net realized gain on investments	–	(1.761)	(2.669)	(2.177)	(2.166)	(0.529)
Total dividends and distributions	(0.130)	(1.883)	(2.758)	(2.185)	(2.214)	(0.534)

Net asset value, end of period	$18.540	$18.590	$28.570	$33.330	$30.760	$30.390

Total return[3]	0.46%	(30.07% )	(6.84% )	15.89%	9.15%	21.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$399,032	$413,442	$626,060	$682,181	$511,723	$399,347
Ratio of expenses to average net assets	1.13%	1.10%	1.06%	1.09%	1.10%	1.08%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.18%	1.15%	1.11%	1.14%	1.15%	1.13%
Ratio of net investment income to average net assets	0.70%	0.53%	0.36%	0.21%	0.16%	0.21%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	0.65%	0.48%	0.31%	0.16%	0.11%	0.16%
Portfolio turnover	27%	29%	27%	36%	32%	37%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Small Cap Value Series-7

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

Small Cap Value Series-8

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) does not exceed 0.87% of average daily net assets of the Series until such time as the voluntary expense cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series, and may be discontinued at any time because they are voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $14,773 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$392,911	$6,949	$84,084	$9,569

____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $32,489 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for Each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,765,276
Sales	87,194,684

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$803,529,909	$70,704,344	$(169,899,943)	$(99,195,599)

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$601,765,171	$–	$–	$601,765,171
Short-Term	–	22,329,161	–	22,329,161
U.S. Treasury Obligations	5,478,028	–	–	5,478,028
Securities Lending Collateral	25,588,573	49,173,261	116	74,761,950
Total	$632,831,772	$71,502,422	$116	$704,334,310

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$38,144
Net change in unrealized appreciation/depreciation	(38,028)
Balance as of 6/30/09	$116

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(38,028)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$5,238,366	$7,766,562
Long-term capital gain	–	53,842,814
Total	$5,238,366	$61,609,376
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$804,312,910
Undistributed ordinary income	2,924,078
Capital loss carryforwards as of 12/31/08	(8,993,730)
Realized losses 1/1/09 – 6/30/09	(68,987,614)
Unrealized appreciation of investments	(99,195,599)
Net assets	$630,060,045

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Realized
Income	Gain (Loss)
$(496)	$496

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $8,993,730 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $68,987,614, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital share s were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Shares sold:
Standard Class	1,172,629	3,108,369
Service Class	1,274,648	3,512,245

Shares issued upon reinvestment of dividends and distributions:
Standard Class	135,753	896,028
Service Class	159,200	1,549,047
	2,742,230	9,065,689
Shares repurchased:
Standard Class	(1,808,625)	(3,385,869)
Service Class	(2,156,948)	(4,736,423)
	(3,965,573)	(8,122,292)
Net increase (decrease)	(1,223,343)	943,397

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $74,993,199, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

 Small Cap Value Series-12

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information

Board Consideration of Delaware VIP Small Cap Value Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Small Cap Value Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and five-year periods was in the second quartile of its Performance Universe. The Series’ total return for the three- and ten-year periods was in the third quartile. The Board noted that the Series’ performance results, although mixed, were on an overall basis tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO14207 SA-VIPSCV [6/09] DG3 8/09 (4772)	Small Cap Value Series-14

Delaware VIP® Trust
Delaware VIP Trend Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Trend Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,192.70	0.91%	$4.95
Service Class	1,000.00	1,190.90	1.16%	6.30
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.28	0.91%	$4.56
Service Class	1,000.00	1,019.04	1.16%	5.81

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Trend Series-2

Delaware VIP® Trust — Delaware VIP Trend Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	98.71%
Basic Industry/Capital Goods	9.43%
Business Services	7.82%
Consumer Non-Durables	8.62%
Consumer Services	6.51%
Energy	4.15%
Financials	3.90%
Health Care	24.67%
Technology	28.44%
Transportation	5.17%
Discount Note	0.93%
U.S. Treasury Obligation	0.23%
Securities Lending Collateral	13.97%
Total Value of Securities	113.84%
Obligation to Return Securities Lending Collateral	(14.32%)
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Medarex	3.50%
Sepracor	3.19%
Charles River Laboratories International	2.82%
F5 Networks	2.80%
CommScope	2.36%
Sybase	2.25%
Perrigo	2.15%
Abraxis BioScience	2.14%
Nuance Communications	1.90%
Microsemi	1.83%

Trend Series-3

Delaware VIP® Trust — Delaware VIP Trend Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.71%²
Basic Industry/Capital Goods–9.43%
*Bucyrus International Class A	155,200	$4,432,512
Dynamic Materials	181,200	3,493,536
†Hexcel	199,600	1,902,188
†*Itron	62,900	3,463,903
†Mettler-Toledo International	25,300	1,951,895
†Middleby	90,700	3,983,544
†*Tetra Tech	103,100	2,953,815
*Titan International	333,800	2,493,486
		24,674,879
Business Services–7.82%
†*Clean Harbors	57,200	3,088,228
†Emergency Medical Services Class A	121,000	4,455,220
†*FTI Consulting	51,500	2,612,080
†Geo Group	231,700	4,304,986
†Net 1 UEPS Technologies	211,600	2,875,644
†Solera Holdings	123,300	3,131,820
		20,467,978
Consumer Non-Durables–8.62%
†*Aeropostale	93,700	3,211,099
†Dick’s Sporting Goods	32,100	552,120
†FGX International Holdings	100,500	1,143,690
†*LKQ	224,800	3,697,960
†lululemon athletica	205,600	2,678,968
Penske Automotive Group	136,600	2,273,024
†Titan Machinery	257,000	3,261,330
†*Tractor Supply	65,800	2,718,856
†Ulta Salon Cosmetics & Fragrance	272,200	3,026,864
		22,563,911
Consumer Services–6.51%
†*BJ’s Restaurants	224,400	3,785,628
†@*Cardtronics	675,600	2,574,036
†*Chipotle Mexican Grill Class A	8,100	648,000
†*First Cash Financial Services	159,500	2,794,440
†*P.F. Chang’s China Bistro	35,600	1,141,336
†*RHI Entertainment	318,900	1,017,291
*Royal Caribbean Cruises	43,500	588,990
†Texas Roadhouse Class A	208,000	2,269,280
†*Wynn Resorts	63,100	2,227,430
		17,046,431
Energy–4.15%
*Carbo Ceramics	99,650	3,408,030
*Core Laboratories	49,089	4,278,106
†*Goodrich Petroleum	129,400	3,181,946
		10,868,082
Financials–3.90%
Duff & Phelps Class A	63,700	1,132,586
Hanover Insurance Group	70,400	2,682,944
Lazard Class A	118,700	3,195,404
†ProAssurance	69,200	3,197,732
		10,208,666
Health Care–24.67%
†@Abraxis BioScience	151,849	5,597,154
†*Acadia Pharmaceuticals	499,400	1,093,686
†Affymetrix	744,420	4,414,411
†*BioMarin Pharmaceuticals	60,900	950,649
†*Cardiome Pharma	253,600	943,392
†Celera	151,300	1,154,419
†*Charles River Laboratories International	218,700	7,381,125
†Cypress Bioscience	156,900	1,477,998
*Healthcare Services Group	222,400	3,976,512
†Medarex	1,097,800	9,166,630
†Medivation	30,800	690,228
PDL BioPharma	348,400	2,752,360
*Perrigo	202,900	5,636,562
Pharmaceutical Product Development	61,700	1,432,674
†Regeneron Pharmaceuticals	184,200	3,300,864
†Sepracor	481,900	8,346,508
†Syneron Medical	253,900	1,833,158
†*Vanda Pharmaceuticals	137,500	1,618,375
†*Wright Medical Group	171,500	2,788,590
		64,555,295
Technology–28.44%
Applied Signal Technology	93,000	2,372,430
†*ArcSight	151,910	2,699,441
†*Ariba	7,900	77,736
†BigBand Networks	723,200	3,738,944
†Brocade Communications Systems	566,200	4,427,684
†Cogent	299,300	3,211,489
†CommScope	235,100	6,173,726
†*F5 Networks	212,000	7,333,080
Henry (Jack) & Associates	148,300	3,077,225
†Informatica	99,900	1,717,281
Intersil Class A	216,100	2,716,377
†*Lam Research	110,600	2,875,600
†*Microsemi	347,400	4,794,120
†*Nuance Communications	411,800	4,978,662
†Perot Systems Class A	217,500	3,116,775
†*Polycom	77,200	1,564,844
†*Rosetta Stone	131,000	3,594,640
†*salesforce.com	42,200	1,610,774
†*Sybase	187,600	5,879,384
†TriQuint Semiconductor	832,800	4,422,168
†*Varian Semiconductor
Equipment Associates	113,300	2,718,067
†Veeco Instruments	116,200	1,346,758
		74,447,205
Transportation–5.17%
*Diana Shipping	112,100	1,493,172
*Genco Shipping & Trading	65,900	1,431,348
†Genesee & Wyoming Class A	76,400	2,025,364
*Hunt (J.B.) Transport Services	121,200	3,700,236
Knight Transportation	212,000	3,508,600
†Marten Transport	66,400	1,378,464
		13,537,184
Total Common Stock
(cost $248,043,920)		258,369,631

Trend Series-4

Delaware VIP® Trend Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
≠DISCOUNT NOTE–0.93%
Federal Home Loan Bank 0.01% 7/1/09	$2,427,484	$2,427,484
Total Discount Note (cost $2,427,484)		2,427,484

≠U.S. TREASURY OBLIGATION–0.23%
U.S. Treasury Bill 0.088% 7/23/09	595,570	595,536
Total U.S. Treasury Obligation
(cost $595,536)		595,536

Total Value of Securities
Before Securities Lending
Collateral–99.87%
(cost $251,066,940)		261,392,651

	Number of
	Shares	Value
SECURITIES LENDING
COLLATERAL**–13.97%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,373,332	$19,373,332
BNY Mellon SL DB II Liquidating Fund	17,629,688	17,188,620
†Mellon GSL Reinvestment Trust II	462,002	46
Total Securities Lending Collateral
(cost $37,465,022)		36,561,998

TOTAL VALUE OF SECURITIES–113.84% (cost $288,531,962)	297,954,649 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(14.32%)	(37,465,022)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	1,253,203
NET ASSETS APPLICABLE TO 13,295,683 SHARES OUTSTANDING–100.00%	$261,742,830
NET ASSET VALUE–DELAWARE VIP TREND SERIES STANDARD CLASS ($193,008,688 / 9,742,550 Shares)	$19.81
NET ASSET VALUE–DELAWARE VIP TREND SERIES SERVICE CLASS ($68,734,142 / 3,553,133 Shares)	$19.34
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$340,187,293
Accumulated net realized loss on investments	(87,867,150)
Net unrealized appreciation of investments	9,422,687
Total net assets	$261,742,830
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $8,171,190, which represented 3.12% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $36,485,816 of securities loaned.

See accompanying notes

Trend Series-5

Delaware VIP® Trust —
Delaware VIP Trend Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$290,899
Interest income	8,807
Securities lending income	283,513
Foreign tax withheld	(1,674)
581,545

EXPENSES:
Management fees	854,590
Distribution expenses – Service Class	90,140
Reports and statements to shareholders	50,216
Accounting and administration expenses	45,578
Audit and tax	25,660
Legal fees	19,427
Dividend disbursing and transfer agent fees and expenses	18,512
Trustees’ fees	8,178
Insurance fees	3,257
Custodian fees	2,173
Consulting fees	1,838
Dues and services	1,719
Trustees’ expenses	571
Pricing fees	311
Registration fees	197
1,122,367
Less waiver of distribution expenses – Service Class	(15,023)
Total operating expenses	1,107,344

NET INVESTMENT LOSS	(525,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(38,154,175)
Net change in unrealized appreciation/depreciation
of investments	80,538,909

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	42,384,734

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$41,858,935

See accompanying notes

Delaware VIP Trust —
Delaware VIP Trend Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(525,799)	$(1,235,926)
Net realized loss on investments	(38,154,175)	(49,057,624)
Net change in unrealized appreciation/
depreciation of investments	80,538,909	(166,809,876)
Net increase (decrease) in net assets
resulting from operations	41,858,935	(217,103,426)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	–	(57,555,485)
Service Class	–	(20,580,629)
	–	(78,136,114)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,974,196	7,884,284
Service Class	4,479,243	18,679,554
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	–	57,555,485
Service Class	–	20,580,629
	8,453,439	104,699,952
Cost of shares repurchased:
Standard Class	(12,787,817)	(52,450,665)
Service Class	(7,637,100)	(33,343,678)
	(20,424,917)	(85,794,343)
Increase (decrease) in net assets derived
from capital share transactions	(11,971,478)	18,905,609

NET INCREASE (DECREASE)
IN NET ASSETS	29,887,457	(276,333,931)

NET ASSETS:
Beginning of period	231,855,373	508,189,304
End of period (there was no undistributed net
investment income at either period end)	$261,742,830	$231,855,373

See accompanying notes

Trend Series-6

Delaware VIP® Trust — Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06		12/31/05		12/31/04
Net asset value, beginning of period	$16.610	$38.500	$35.000	$32.530		$30.730		$27.290

Income (loss) from investment operations:
Net investment loss[2]	(0.033)	(0.069)	(0.090)	(0.088)		(0.108)		(0.108)
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.233	(15.699)	3.836	2.558		1.908		3.548
Total from investment operations	3.200	(15.768)	3.746	2.470		1.800		3.440

Less dividends and distributions from:
Net realized gain on investments	–	(6.122)	(0.246)	–		–		–
Total dividends and distributions	–	(6.122)	(0.246)	–		–		–

Net asset value, end of period	$19.810	$16.610	$38.500	$35.000		$32.530		$30.730

Total return[3]	19.27%	(46.74% )	10.75%	7.59%		5.86%		12.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,009	$170,993	$376,101	$410,167		$450,525		$521,392
Ratio of expenses to average net assets	0.91%	0.87%	0.86%	0.87%		0.87%		0.84%
Ratio of net investment loss to average net assets	(0.40% )	(0.26% )	(0.24% )	(0.26%	)	(0.36%	)	(0.38%	)
Portfolio turnover	98%	93%	78%	64%		63%		48%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Trend Series-7

Delaware VIP® Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06		12/31/05		12/31/04
Net asset value, beginning of period	$16.240	$37.880	$34.530	$32.170		$30.460		$27.120

Income (loss) from investment operations:
Net investment loss[2]	(0.054)	(0.133)	(0.184)	(0.171)		(0.182)		(0.178)
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.154	(15.385)	3.780	2.531		1.892		3.518
Total from investment operations	3.100	(15.518)	3.596	2.360		1.710		3.340

Less dividends and distributions from:
Net realized gain on investments	–	(6.122)	(0.246)	–		–		–
Total dividends and distributions	–	(6.122)	(0.246)	–		–		–

Net asset value, end of period	$19.340	$16.240	$37.880	$34.530		$32.170		$30.460

Total return[3]	19.09%	(46.86% )	10.46%	7.34%		5.61%		12.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,734	$60,862	$132,088	$128,909		$119,361		$109,832
Ratio of expenses to average net assets	1.16%	1.12%	1.11%	1.12%		1.12%		1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.21%	1.17%	1.16%	1.17%		1.17%		1.14%
Ratio of net investment loss to average net assets	(0.65% )	(0.51% )	(0.49% )	(0.51%	)	(0.61%	)	(0.63%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.70% )	(0.56% )	(0.54% )	(0.56%	)	(0.66%	)	(0.68%	)
Portfolio turnover	98%	93%	78%	64%		63%		48%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Trend Series-8

Delaware VIP® Trust — Delaware VIP Trend Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

Trend Series-9

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $5,697 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$162,042	$2,997	$14,250	$3,902
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $12,620 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$107,432,572
Sales	110,478,501

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Appreciation
$294,290,624	$36,700,250	$(33,036,225)	$3,664,025

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable

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Delaware VIP® Trend Series
Notes to Financial Statements (continued)

3. Investments (continued)
inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$258,369,631	$–	$–	$258,369,631
Short-Term	–	2,427,484	–	2,427,484
U.S. Treasury Obligations	595,536	–	–	595,536
Securities Lending Collateral	19,373,332	17,188,620	46	36,561,998
Total	$278,338,499	$19,616,104	$46	$297,954,649

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$ 15,246
Net change in unrealized appreciation/depreciation	(15,200)
Balance as of 6/30/09	$ 46

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(15,200)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year
Ended
12/31/08
Ordinary income	$742,584
Long-term capital gain	77,390,754
Return of capital	2,776
Total	$78,136,114

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$340,187,293
Capital loss carryforwards as of 12/31/08	(22,165,948)
Realized losses 1/1/09 – 6/30/09	(59,942,540)
Unrealized appreciation of investments	3,664,025
Net assets	$261,742,830

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

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Delaware VIP® Trend Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Series recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated
Net Investment	Paid-in
Loss	Capital
$525,799	$(525,799)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $22,165,948 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $59,942,540, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	225,460	326,899
Service Class	268,828	726,090

Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	2,205,191
Service Class	–	805,189
	494,288	4,063,369
Shares repurchased:
Standard Class	(779,724)	(2,005,114)
Service Class	(464,395)	(1,269,512)
	(1,244,119)	(3,274,626)
Net increase (decrease)	(749,831)	788,743

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral

Trend Series-12

Delaware VIP® Trend Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $36,485,816, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid assets. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

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Delaware VIP® Trust — Delaware VIP Trend Series
Other Series Information

Board Consideration of Delaware VIP Trend Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Trend Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and five-year periods was in the fourth quartile of its Performance Universe. Although the report further showed that the Series’ total return for the ten-year period was in the second quartile, the Series’ performance results were not in line with the Board’s objective. However, in evaluating the Series’ performance, the Board considered Management’s efforts to increase portfolio management depth and effectiveness. The Board was satisfied that Management was taking action to improve Series performance and to meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

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Delaware VIP® Trend Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPT [6/09] DG3 8/09 (4772)	Trend Series-15

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$1,152.80	0.77%	$4.11
Service Class	1,000.00	1,153.20	1.02%	5.45
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86
Service Class	1,000.00	1,019.74	1.02%	5.11

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	98.17%
Basic Industry/Capital Goods	5.02%
Business Services	18.06%
Consumer Non-Durables	9.53%
Consumer Services	1.86%
Energy	3.35%
Financials	11.92%
Health Care	20.59%
Technology	27.84%
Discount Note	1.69%
U.S. Treasury Obligation	0.41%
Securities Lending Collateral	8.81%
Total Value of Securities	109.08%
Obligation to Return Securities Lending Collateral	(9.14% )
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
QUALCOMM	5.46%
IntercontinentalExchange	4.62%
Visa Class A	4.56%
Google Class A	4.56%
Apple	4.56%
Allergan	4.00%
Intuit	3.91%
CME Group	3.76%
UnitedHealth Group	3.58%
Bank of New York Mellon	3.54%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.17%²
Basic Industry/Capital Goods–5.02%
Praxair	56,300	$4,001,241
Syngenta ADR	81,600	3,796,032
		7,797,273
Business Services–18.06%
Expeditors International of Washington	142,200	4,740,948
†Google Class A	16,800	7,082,712
*MasterCard Class A	28,100	4,701,411
*United Parcel Service Class B	89,100	4,454,109
*Visa Class A	113,800	7,085,188
		28,064,368
Consumer Non-Durables–9.53%
*NIKE Class B	89,700	4,644,666
Procter & Gamble	98,500	5,033,350
Staples	254,300	5,129,231
		14,807,247
Consumer Services–1.86%
Weight Watchers International	112,500	2,899,125
		2,899,125
Energy–3.35%
EOG Resources	76,700	5,209,464
		5,209,464
Financials–11.92%
Bank of New York Mellon	187,600	5,498,556
CME Group	18,800	5,848,868
†IntercontinentalExchange	62,800	7,174,272
		18,521,696
Health Care–20.59%
Allergan	130,600	6,213,948
†Gilead Sciences	94,400	4,421,696
†*Intuitive Surgical	8,500	1,391,110
†Medco Health Solutions	117,200	5,345,492
Novo-Nordisk ADR	75,100	4,089,946
UnitedHealth Group	222,700	5,563,046
Walgreen	168,900	4,965,660
		31,990,898
Technology–27.84%
†Adobe Systems	135,200	3,826,160
†Apple	49,700	7,078,771
†Crown Castle International	206,300	4,955,326
†Intuit	215,600	6,071,296
QUALCOMM	187,600	8,479,520
†Symantec	245,500	3,819,980
†Teradata	215,900	5,058,537
†*VeriSign	214,700	3,967,656
		43,257,246
Total Common Stock
(cost $168,439,083)		152,547,317

	Principal
	Amount
≠DISCOUNT NOTE–1.69%
Federal Home Loan Bank 0.01% 7/1/09	$2,629,841	2,629,841
Total Discount Note
(cost $2,629,841)		2,629,841

≠U.S. TREASURY OBLIGATION–0.41%
U.S. Treasury Bill 0.088% 7/23/09	645,217	645,181
Total U.S. Treasury Obligation
(cost $645,181)		645,181

Total Value of Securities Before Securities Lending Collateral–100.27% (cost $171,714,105)		155,822,339

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–8.81%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,170,470	5,170,470
BNY Mellon SL DB II Liquidating Fund	8,741,010	8,522,323
†Mellon GSL Reinvestment Trust II	289,789	29
Total Securities Lending Collateral
(cost $14,201,269)		13,692,822

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–109.08% (cost $185,915,374)	$169,515,161 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(9.14%)	(14,201,269)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	87,509
NET ASSETS APPLICABLE TO 27,001,950 SHARES OUTSTANDING–100.00%	$155,401,401
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($120,276,127 / 20,859,119 Shares)	$5.77
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($35,125,274 / 6,142,831 Shares)	$5.72
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$214,748,795
Undistributed net investment income	207,684
Accumulated net realized loss on investments	(43,154,865)
Net unrealized depreciation of investments	(16,400,213)
Total net assets	$155,401,401
____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $13,829,883 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipts

See accompanying notes

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$804,740
Interest	30,910
Securities lending income	38,769
Foreign tax withheld	(24,472)
849,947

EXPENSES:
Management fees	494,085
Distribution expenses – Service Class	39,850
Accounting and administration expenses	30,405
Audit and tax	14,704
Legal fees	13,386
Reports and statements to shareholders	10,206
Dividend disbursing and transfer agent fees and expenses	9,946
Trustees’ fees	5,598
Insurance fees	2,326
Custodian fees	1,973
Consulting fees	1,309
Dues and services	1,199
Trustee’ expenses	389
Pricing fees	113
Registration fees	54
625,543
Less waiver of distribution expenses – Service Class	(6,642)
Total operating expenses	618,901

NET INVESTMENT INCOME	231,046

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(34,999,122)
Net change in unrealized appreciation/depreciation
of investments	56,904,357

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	21,905,235

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$22,136,281

See accompanying notes

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$231,046	$333,379
Net realized loss on investments
and foreign currencies	(34,999,122)	(7,378,733)
Net change in unrealized appreciation/
depreciation of investments	56,904,357	(96,205,240)
Net increase (decrease) in net assets
resulting from operations	22,136,281	(103,250,594)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(348,065)	(56,897)
Net realized gain on investments:
Standard Class	–	(3,698,278)
Service Class	–	(884,275)
	(348,065)	(4,639,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,045,474	76,187,409
Service Class	11,520,839	8,400,728
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	348,065	3,755,174
Service Class	–	884,275
	24,914,378	89,227,586
Cost of shares repurchased:
Standard Class	(38,295,661)	(16,255,762)
Service Class	(3,381,508)	(10,295,194)
	(41,677,169)	(26,550,956)
Increase (decrease) in net assets derived
from capital share transactions	(16,762,791)	62,676,630

NET INCREASE (DECREASE) IN
NET ASSETS	5,025,425	(45,213,414)

NET ASSETS:
Beginning of period	150,375,976	195,589,390
End of period (including undistributed
net investment income of $207,684
and $324,703, respectively)	$155,401,401	$150,375,976

See accompanying notes

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06		12/31/05	12/31/04
Net asset value, beginning of period	$5.010	$8.960	$7.960	$7.780		$6.830	$6.620

Income (loss) from investment operations:
Net investment income (loss)[2]	0.009	0.016	0.007	(0.003)		(0.005)	0.049
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.765	(3.768)	0.993	0.183		0.997	0.169
Total from investment operations	0.774	(3.752)	1.000	0.180		0.992	0.218

Less dividends and distributions from:
Net investment income	(0.014)	(0.003)	–	–		(0.042)	(0.008)
Net realized gain on investments	–	(0.195)	–	–		–	–
Total dividends and distributions	(0.014)	(0.198)	–	–		(0.042)	(0.008)

Net asset value, end of period	$5.770	$5.010	$8.960	$7.960		$7.780	$6.830

Total return[3]	15.28%	(42.66% )	12.56%	2.31%		14.65%	3.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,276	$127,338	$153,839	$138,548		$45,653	$10,438
Ratio of expenses to average net assets	0.77%	0.76%	0.74%	0.77%		0.81%	0.76%
Ratio of net investment income (loss) to average net assets	0.35%	0.22%	0.08%	(0.04%	)	(0.07% )	0.77%
Portfolio turnover	58%	28%	52%	21%		91%	167%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07		12/31/06		12/31/05	12/31/04
Net asset value, beginning of period	$4.960	$8.900	$7.920		$7.760		$6.810	$6.610

Income (loss) from investment operations:
Net investment income (loss)[2]	0.003	(0.002)	(0.014)		(0.022)		(0.023)	0.033
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.757	(3.743)	0.994		0.182		0.999	0.167
Total from investment operations	0.760	(3.745)	0.980		0.160		0.976	0.200

Less dividends and distributions from:
Net investment income	–	–	–		–		(0.026)	–
Net realized gain on investments	–	(0.195)	–		–		–	–
Total dividends and distributions	–	(0.195)	–		–		(0.026)	–

Net asset value, end of period	$5.720	$4.960	$8.900		$7.920		$7.760	$6.810

Total return[3]	15.32%	(42.86% )	12.37%		2.06%		14.41%	3.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,125	$23,038	$41,750		$38,596		$42,062	$37,653
Ratio of expenses to average net assets	1.02%	1.01%	0.99%		1.02%		1.06%	1.01%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.07%	1.06%	1.04%		1.07%		1.11%	1.06%
Ratio of net investment income (loss) to average net assets	0.10%	(0.03% )	(0.17%	)	(0.29%	)	(0.32% )	0.52%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expenses paid indirectly	0.05%	(0.08% )	(0.22%	)	(0.34%	)	(0.37% )	0.47%
Portfolio turnover	58%	28%	52%		21%		91%	167%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $3,801 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$85,589	$1,936	$6,978	$2,358
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $8,435 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$42,144,091
Sales	57,808,026

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$187,673,494	$5,853,632	$(24,011,965)	$(18,158,333)

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$152,547,317	$–	$–	$152,547,317
Short-Term	–	2,629,841	–	2,629,841
U.S. Treasury Obligations	645,181	–	–	645,181
Securities Lending Collateral	5,170,470	8,522,323	29	13,692,822
Total	$158,362,968	$11,152,164	$29	$169,515,161

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/2008	$9,563
Net change in unrealized appreciation/depreciation	(9,534)
Balance as of 6/30/09	$29

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(9,534)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$348,065	$260,076
Long-term capital gain	–	4,379,374
Total	$348,065	$4,639,450

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$214,748,795
Undistributed ordinary income	207,684
Capital loss carryforwards as of 12/31/08	(7,434,024)
Realized losses 1/1/09 – 6/30/09	(33,962,721)
Unrealized depreciation of investments	(18,158,333)
Net assets	$155,401,401

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $7,434,024 expires in 2016.

For the six months ended June 30, 2009, the Series had capital losses of $33,962,721, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	2,540,389	10,444,266
Service Class	2,159,893	1,299,985

Shares issued upon reinvestment of dividends and distributions:
Standard Class	66,298	484,539
Service Class	–	114,990
	4,766,580	12,343,780
Shares repurchased:
Standard Class	(7,176,890)	(2,664,066)
Service Class	(662,642)	(1,462,521)
	(7,839,532)	(4,126,587)
Net increase (decrease)	(3,072,952)	8,217,193

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
At June 30, 2009, the value of the securities on loan was $13,829,883, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information

Board Consideration of Delaware VIP U.S. Growth Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP U.S. Growth Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile of its Performance Universe. The report further showed the Series’ total return for the three- and five-year periods was in the fourth quartile. The Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered Management’s efforts to increase portfolio management depth and effectiveness. The Board was satisfied that Management was taking action to improve Series performance and to meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of the Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPUSG [6/09] DG3 8/09 (4772)	U.S. Growth Series-14

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual Report

June 30, 2009

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Period January 1, 2009 to June 30, 2009

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratios	6/30/09*
Actual Series Return
Standard Class	$1,000.00	$987.30	0.74%	$3.65
Service Class	1,000.00	986.20	0.99%	4.88
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.28%
Consumer Discretionary	6.49%
Consumer Staples	18.46%
Energy	9.06%
Financials	9.58%
Health Care	21.02%
Industrials	5.82%
Information Technology	12.73%
Materials	2.82%
Telecommunications	6.23%
Utilities	6.07%
Discount Note	1.29%
U.S. Treasury Obligation	0.32%
Securities Lending Collateral	3.55%
Total Value of Securities	103.44%
Obligation to Return Securities Lending Collateral	(3.63%)
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Mattel	3.50%
International Business Machines	3.49%
Wyeth	3.49%
Quest Diagnostics	3.41%
Verizon Communications	3.37%
Travelers	3.37%
Merck	3.34%
Archer-Daniels-Midland	3.33%
Marathon Oil	3.28%
Intel	3.24%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2009 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.28%
Consumer Discretionary–6.49%
Gap	775,900	$12,724,760
Mattel	924,500	14,838,225
		27,562,985
Consumer Staples–18.46%
Archer-Daniels-Midland	527,500	14,121,175
CVS Caremark	419,500	13,369,465
Heinz (H.J.)	354,900	12,669,930
Kimberly-Clark	247,900	12,997,397
Kraft Foods Class A	495,200	12,548,368
Safeway	619,700	12,623,289
		78,329,624
Energy–9.06%
Chevron	187,200	12,402,000
ConocoPhillips	288,300	12,125,898
*Marathon Oil	462,100	13,923,073
		38,450,971
Financials–9.58%
Allstate	542,900	13,246,760
Bank of New York Mellon	448,100	13,133,811
Travelers	348,100	14,286,024
		40,666,595
Health Care–21.02%
Bristol-Myers Squibb	563,500	11,444,685
Cardinal Health	356,100	10,878,855
Johnson & Johnson	226,600	12,870,880
*Merck	506,700	14,167,332
Pfizer	706,100	10,591,500
Quest Diagnostics	256,400	14,468,652
Wyeth	326,100	14,801,680
		89,223,584
Industrials–5.82%
Northrop Grumman	253,900	11,598,152
*Waste Management	465,000	13,094,400
		24,692,552
Information Technology–12.73%
Intel	830,900	13,751,395
International Business Machines	141,800	14,806,756
Motorola	1,986,200	13,168,506
Xerox	1,901,700	12,323,016
		54,049,673
Materials–2.82%
duPont (E.I.) deNemours	466,300	11,946,606
		11,946,606
Telecommunications–6.23%
AT&T	489,624	12,162,260
Verizon Communications	464,900	14,286,377
		26,448,637
Utilities–6.07%
Edison International	409,700	12,889,162
Progress Energy	340,400	12,877,332
		25,766,494
Total Common Stock
(cost $453,122,174)		417,137,721

	Principal
	Amount
≠DISCOUNT NOTE–1.29%
Federal Home Loan Bank 0.01% 7/1/09	$5,466,055	5,466,055
Total Discount Note
(cost $5,466,055)		5,466,055

≠U.S. TREASURY OBLIGATION–0.32%
U.S. Treasury Bill 0.088% 7/23/09	1,341,066	1,340,991
Total U.S. Treasury Obligation
(cost $1,340,991)		1,340,991

Total Value of Securities Before
Securities Lending Collateral–99.89%
(cost $459,929,220)		423,944,767

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.55%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,933,731	14,933,731
BNY Mellon SL DB II Liquidating Fund	151,822	148,024
† Mellon GSL Reinvestment Trust II	302,595	30
Total Securities Lending Collateral
(cost $15,388,148)		15,081,785

Value Series-3

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.44% (cost $475,317,368)	$439,026,552 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.63%)	(15,388,148)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	801,242
NET ASSETS APPLICABLE TO 34,725,256 SHARES OUTSTANDING–100.00%	$424,439,646
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS ($318,603,722 / 26,069,885 Shares)	$12.22
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS ($105,835,924 / 8,655,371 Shares)	$12.23
COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$609,361,512
Undistributed net investment income	5,465,370
Accumulated net realized loss on investments	(154,096,420)
Net unrealized depreciation of investments	(36,290,816)
Total net assets	$424,439,646
____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to Financial Statements.”
©	Includes $14,823,721 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.

See accompanying notes

Value Series-4

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,055,660
Interest	11,878
Securities lending income	26,646
7,094,184

EXPENSES:
Management fees	1,299,368
Distribution expenses – Service Class	145,992
Accounting and administration expenses	79,961
Reports and statements to shareholders	47,092
Legal fees	35,770
Dividend disbursing and transfer agent fees and expenses	26,393
Audit and tax	23,465
Trustees’ fees	14,497
Insurance fees	5,914
Custodian fees	3,573
Consulting fees	3,382
Dues and services	2,291
Trustees’ expenses	1,028
Registration fees	208
Pricing fees	141
1,689,075
Less fees waived	(64,287)
Less waiver of distribution expenses – Service Class	(24,332)
Total operating expenses	1,600,456

NET INVESTMENT INCOME	5,493,728

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(45,017,064)
Net change in unrealized appreciation/depreciation
of investments	32,822,788

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(12,194,276)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(6,700,548)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,493,728	$13,467,008
Net realized loss on investments	(45,017,064)	(105,103,524)
Net change in unrealized appreciation/
depreciation of investments	32,822,788	(117,233,839)
Net decrease in net assets
resulting from operations	(6,700,548)	(208,870,355)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,376,155)	(9,996,705)
Service Class	(3,114,029)	(3,566,223)
Net realized gain on investments:
Standard Class	–	(28,701,479)
Service Class	–	(11,521,643)
	(13,490,184)	(53,786,050)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,368,284	157,490,543
Service Class	11,624,391	31,719,084
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,376,155	38,698,184
Service Class	3,114,029	15,087,866
	62,482,859	242,995,677
Cost of shares repurchased:
Standard Class	(44,314,719)	(101,483,937)
Service Class	(10,247,189)	(47,039,106)
	(54,561,908)	(148,523,043)
Increase in net assets derived
from capital share transactions	7,920,951	94,472,634

NET DECREASE IN NET ASSETS	(12,269,781)	(168,183,771)

NET ASSETS:
Beginning of period	436,709,427	604,893,198
End of period (including undistributed
net investment income of $5,465,370
and $13,461,826, respectively)	$424,439,646	$436,709,427

See accompanying notes

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$12.830	$21.440	$22.980	$19.230	$18.460	$16.330

Income (loss) from investment operations:
Net investment income[2]	0.164	0.438	0.472	0.437	0.369	0.313
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.355)	(7.066)	(1.058)	4.075	0.722	2.082
Total from investment operations	(0.191)	(6.628)	(0.586)	4.512	1.091	2.395

Less dividends and distributions from:
Net investment income	(0.419)	(0.512)	(0.370)	(0.328)	(0.321)	(0.265)
Net realized gain on investments	–	(1.470)	(0.584)	(0.434)	–	–
Total dividends and distributions	(0.419)	(1.982)	(0.954)	(0.762)	(0.321)	(0.265)

Net asset value, end of period	$12.220	$12.830	$21.440	$22.980	$19.230	$18.460

Total return[3]	(1.27% )	(33.42% )	(2.72% )	24.10%	6.03%	14.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$318,604	$330,717	$427,011	$497,525	$349,443	$310,704
Ratio of expenses to average net assets	0.74%	0.71%	0.69%	0.72%	0.73%	0.70%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	0.77%	0.76%	0.73%	0.77%	0.78%	0.75%
Ratio of net investment income to average net assets	2.81%	2.69%	2.07%	2.12%	1.98%	1.87%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.78%	2.65%	2.03%	2.07%	1.93%	1.82%
Portfolio turnover	22%	38%	29%	14%	23%	124%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Value Series-6

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Net asset value, beginning of period	$12.810	$21.390	$22.940	$19.200	$18.430	$16.320

Income (loss) from investment operations:
Net investment income[2]	0.150	0.397	0.415	0.385	0.323	0.271
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.352)	(7.052)	(1.063)	4.070	0.726	2.072
Total from investment operations	(0.202)	(6.655)	(0.648)	4.455	1.049	2.343

Less dividends and distributions from:
Net investment income	(0.378)	(0.455)	(0.318)	(0.281)	(0.279)	(0.233)
Net realized gain on investments	–	(1.470)	(0.584)	(0.434)	–	–
Total dividends and distributions	(0.378)	(1.925)	(0.902)	(0.715)	(0.279)	(0.233)

Net asset value, end of period	$12.230	$12.810	$21.390	$22.940	$19.200	$18.430

Total return[3]	(1.38% )	(33.57% )	(3.00% )	23.79%	5.79%	14.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,836	$105,992	$177,882	$143,405	$75,778	$33,642
Ratio of expenses to average net assets	0.99%	0.96%	0.94%	0.97%	0.98%	0.95%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.07%	1.06%	1.03%	1.07%	1.08%	1.05%
Ratio of net investment income to average net assets	2.56%	2.44%	1.82%	1.87%	1.73%	1.62%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.48%	2.35%	1.73%	1.77%	1.63%	1.52%
Portfolio turnover	22%	38%	29%	14%	23%	124%
____________________

1Ratios and portfolio turnover have been annualized and total return has not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2009 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 13 series: Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series), Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2009.

Value Series-8

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC had voluntarily agreed to waive management fees in the amount of 0.05% on the first $500 million of average daily net assets until such time as the waiver was discontinued. DMC’s voluntary waiver prevented its management fees from exceeding 0.60% of the Series’ average daily net assets until such time as the waiver was discontinued. The waiver was discontinued effective close of business April 30, 2009.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2009, the Series was charged $9,995 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2010 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2009, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$247,515	$4,710	$21,585	$6,361
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2009, the Series was charged $21,731 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2009, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,374,803
Sales	43,566,407

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investments	Appreciation	Depreciation	Depreciation
$476,559,263	$21,340,428	$(58,873,139)	$(37,532,711)

Value Series-9

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$417,137,721	$–	$–	$417,137,721
Short-Term	–	5,466,055	–	5,466,055
U.S. Treasury Obligations	1,340,991	–	–	1,340,991
Securities Lending Collateral	14,933,731	148,024	30	15,081,785
Total	$433,412,443	$5,614,079	$30	$439,026,552

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/08	$9,986
Net change in unrealized appreciation/depreciation	(9,956)
Balance as of 6/30/09	$30

Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/09	$(9,956)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/09*	12/31/08
Ordinary income	$13,490,184	$22,204,211
Long-term capital gain	–	31,581,839
	$13,490,184	$53,786,050
____________________

*Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Value Series-10

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$609,361,512
Undistributed ordinary income	5,465,370
*Capital loss carryforwards as of 12/31/08	(104,714,217)
Realized losses 1/1/09 – 6/30/09	(48,140,308)
Unrealized depreciation of investments	(37,532,711)
Net assets	$424,439,646

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $1,097,656 expires in 2009, $1,479,986 expires in 2010, and $102,136,575 expires in 2016.
____________________

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

For the six months ended June 30, 2009, the Series had capital losses of $48,140,308, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	3,171,064	10,050,871
Service Class	991,279	1,912,509

Shares issued upon reinvestment of dividends and distributions:
Standard Class	907,007	2,197,512
Service Class	271,730	856,292
	5,341,080	15,017,184
Shares repurchased:
Standard Class	(3,783,648)	(6,391,399)
Service Class	(882,672)	(2,809,337)
	(4,666,320)	(9,200,736)
Net increase	674,760	5,816,448

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Series had no amounts outstanding as of June 30, 2009, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Series may incur investment losses as a result of investing securities lending collateral

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2009, the value of the securities on loan was $14,823,721, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Event
Effective June 30, 2009, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Series’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Value Series-12

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information

Board Consideration of Delaware VIP Value Series Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware VIP Value Series (the “Series”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten- year periods ended December 31, 2008. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and five-year periods was in the first quartile of its Performance Universe. The Series’ total return for the ten-year period was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

Value Series-13

Delaware VIP® Value Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO14207 SA-VIPV [6/09] DG3 8/09 (4772)	Value Series-14

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

 Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 25, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 25, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 25, 2009